UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Growth Stock Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.8%)
*	AMC Networks, Inc. - Class A	99,515	7,627
	CBS Corp. - Class B	189,524	11,491
	Comcast Corp. - Class A	309,278	17,465
	Delphi Automotive PLC	96,574	7,701
*	Dollar General Corp.	109,360	8,244
*	Dollar Tree, Inc.	108,015	8,765
	Hanesbrands, Inc.	269,030	9,015
	The Home Depot, Inc.	195,574	22,219
	The Interpublic Group of Cos., Inc.	422,015	9,335
*	Michael Kors Holdings, Ltd.	136,908	9,002
	NIKE, Inc. - Class B	139,770	14,023
*	The Priceline Group, Inc.	12,979	15,109
*	Tesla Motors, Inc.	25,385	4,792
*	Ulta Salon, Cosmetics & Fragrance, Inc.	68,248	10,295
*	Under Armour, Inc.	69,747	5,632

	Total		160,715

	Consumer Staples (9.5%)
	Coca-Cola Enterprises, Inc.	270,823	11,970
	ConAgra Foods, Inc.	287,839	10,515
	CVS Health Corp.	121,723	12,563
	The Estee Lauder Cos., Inc. - Class A	161,792	13,455
	Mondelez International, Inc.	344,521	12,434
	PepsiCo, Inc.	260,950	24,952

	Total		85,889

	Energy (4.2%)
	EOG Resources, Inc.	136,737	12,537
	Kinder Morgan, Inc.	211,623	8,901
	Schlumberger, Ltd.	200,347	16,717

	Total		38,155

	Financials (6.3%)
	American Tower Corp.	120,904	11,383
	Ameriprise Financial, Inc.	82,940	10,852
	BlackRock, Inc.	29,694	10,863
	Intercontinental Exchange, Inc.	52,010	12,133
	Marsh & McLennan Cos., Inc.	202,640	11,366

	Total		56,597

	Health Care (16.1%)
*	Actavis PLC	55,802	16,608
*	Alexion Pharmaceuticals, Inc.	61,505	10,659
*	Biogen, Inc.	39,275	16,583
*	Boston Scientific Corp.	520,945	9,247
	Bristol-Myers Squibb Co.	184,740	11,916
*	Celgene Corp.	129,608	14,941

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Illumina, Inc.	49,139	9,122
	McKesson Corp.	65,971	14,923
	Perrigo Co. PLC	60,547	10,023
*	Regeneron Pharmaceuticals, Inc.	20,051	9,053
	UnitedHealth Group, Inc.	101,216	11,973
*	Vertex Pharmaceuticals, Inc.	87,270	10,295

	Total		145,343

	Industrials (10.4%)
	Cummins, Inc.	75,725	10,498
	Danaher Corp.	127,375	10,814
	FedEx Corp.	55,921	9,252
	Honeywell International, Inc.	174,709	18,224
	Precision Castparts Corp.	56,175	11,797
	Raytheon Co.	85,074	9,294
	Tyco Interntional PLC	273,121	11,761
	United Technologies Corp.	100,949	11,831

	Total		93,471

	Information Technology (29.1%)
	Accenture PLC - Class A	92,306	8,648
*	Adobe Systems, Inc.	125,599	9,287
*	Akamai Technologies, Inc.	116,038	8,244
	Apple, Inc.	552,009	68,686
	Avago Technologies, Ltd.	48,076	6,105
*	Cognizant Technology Solutions Corp. - Class A	169,415	10,570
*	Facebook, Inc. - Class A	311,594	25,618
*	Fortinet, Inc.	228,656	7,991
*	Google, Inc. - Class A	30,247	16,778
*	Google, Inc. - Class C	30,247	16,575
	Intuit, Inc.	153,583	14,891
*	LinkedIn Corp. - Class A	39,239	9,804
	Oracle Corp.	491,513	21,209
*	Salesforce.com, Inc.	210,250	14,047
	Visa, Inc. - Class A	362,252	23,695

	Total		262,148

	Materials (3.0%)
	The Dow Chemical Co.	185,215	8,887
	Martin Marietta Materials, Inc.	63,215	8,837
	Praxair, Inc.	73,884	8,921

	Total		26,645

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (2.1%)
Verizon Communications, Inc.	380,915	18,524

Total		18,524

Total Common Stocks
(Cost: $690,265)		887,487

Total Investments (98.5%)
(Cost: $690,265)(a)		887,487

Other Assets, Less
Liabilities (1.5%)		13,594

Net Assets (100.0%)		901,081

Growth Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $690,265 and the net unrealized appreciation of investments based on that cost was $197,222 which is comprised of $201,429 aggregate gross unrealized appreciation and $4,207 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$887,487	$-	$-
Total	$887,487	$-	$-

Focused Appreciation Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Common Stocks (93.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (26.1%)
*	Amazon.com, Inc.	58,448	21,749
*	Chipotle Mexican Grill, Inc.	23,207	15,097
	Comcast Corp. - Class A	269,363	15,211
	Delphi Automotive PLC	336,260	26,813
	Las Vegas Sands Corp.	184,837	10,173
	Lowe’s Cos., Inc.	465,229	34,608
*	Norwegian Cruise Line Holdings, Ltd.	327,276	17,676
*	Priceline.com, Inc.	21,461	24,984
	Starbucks Corp.	215,092	20,369
	The TJX Cos., Inc.	230,328	16,135

	Total		202,815

	Energy (1.3%)
	Baker Hughes, Inc.	160,323	10,193

	Total		10,193

	Financials (13.2%)
	Aon PLC	194,316	18,678
	The Charles Schwab Corp.	526,747	16,034
	Crown Castle International Corp.	213,534	17,625
*	E*TRADE Financial Corp.	640,122	18,279
	Intercontinental Exchange, Inc.	63,477	14,807
	U.S. Bancorp	395,744	17,282

	Total		102,705

	Health Care (18.6%)
*	Biogen Idec, Inc.	48,369	20,424
*	Boston Scientific Corp.	945,136	16,776
*	Celgene Corp.	112,488	12,968
*	Endo International PLC	297,448	26,681
*	Regeneron Pharmaceuticals, Inc.	32,558	14,699
*	Valeant Pharmaceuticals International, Inc.	138,109	27,431
	Zoetis, Inc.	551,482	25,528

	Total		144,507

	Industrials (9.1%)
	Canadian Pacific Railway, Ltd.	122,793	22,434
	Nielsen NV	447,052	19,925
	Precision Castparts Corp.	100,851	21,179
*	United Continental Holdings, Inc.	114,106	7,674

	Total		71,212

	Information Technology (22.1%)
*	Adobe Systems, Inc.	198,691	14,691
*	Alibaba Group Holding, Ltd., ADR	191,246	15,919
	Apple, Inc.	176,373	21,946
	ARM Holdings PLC, ADR	261,194	12,877
*	CoStar Group, Inc.	61,959	12,257
*	Google, Inc. - Class C	53,499	29,318
*	LinkedIn Corp. - Class A	43,979	10,989

	Common Stocks (93.8%)		Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	MasterCard, Inc. - Class A		254,477	21,984
*	NetSuite, Inc.		74,696	6,929
*	Salesforce.com, Inc.		378,717	25,302

	Total			172,212

	Materials (2.3%)
	Vulcan Materials Co.		215,150	18,137

	Total			18,137

	Telecommunication Services (1.1%)
*	T-Mobile US, Inc.		271,298	8,598

	Total			8,598

	Total Common Stocks
	(Cost: $603,028)			730,379

	Foreign Common Stocks (1.8%)	Country

	Information Technology (1.8%)
	Tencent Holdings, Ltd.	Cayman Islands	717,000	13,555

	Total			13,555

	Total Foreign Common Stocks
	(Cost: $10,601)			13,555

	Total Investments (95.6%)
	(Cost: $613,629)(a)			743,934

	Other Assets, Less
	Liabilities (4.4%)			34,521

	Net Assets (100.0%)			778,455

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $613,629 and the net unrealized appreciation of investments based on that cost was $130,304 which is comprised of $133,816 aggregate gross unrealized appreciation and $3,512 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$730,379	$-	$-
Foreign Common Stocks	-	13,555	-
Total	$730,379	$13,555	$-

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.0%)
Comcast Corp. - Class A	119,152	6,728
McDonald’s Corp.	72,278	7,043
Target Corp.	92,553	7,596
Time Warner Cable, Inc.	22,288	3,340
Twenty-First Century Fox, Inc.	238,510	8,071
Twenty-First Century Fox, Inc. - Class B	20,000	658
The Walt Disney Co.	94,133	9,874

Total		43,310

Consumer Staples (25.2%)
Altria Group, Inc.	251,708	12,590
Anheuser-Busch InBev NV, ADR	53,000	6,461
The Coca-Cola Co.	461,935	18,732
Diageo PLC	44,833	4,957
The Estee Lauder Cos., Inc. - Class A	115,311	9,589
Nestle SA, ADR	221,932	16,694
PepsiCo, Inc.	103,025	9,851
Philip Morris International, Inc.	286,328	21,569
The Procter & Gamble Co.	148,522	12,170
SABMiller PLC, ADR	107,053	5,626
Walgreens Boots Alliance, Inc.	134,858	11,420
Wal-Mart Stores, Inc.	90,647	7,456

Total		137,115

Energy (15.6%)
California Resources Corp.	59,116	450
Chevron Corp.	174,747	18,345
ConocoPhillips	154,170	9,599
EOG Resources, Inc.	36,822	3,376
Exxon Mobil Corp.	269,581	22,915
Imperial Oil, Ltd.	125,732	5,014
Occidental Petroleum Corp.	147,790	10,789
Phillips 66	43,579	3,425
Royal Dutch Shell PLC - Class A, ADR	87,227	5,203
Total SA, ADR	118,507	5,885

Total		85,001

Financials (11.4%)
ACE, Ltd.	63,944	7,129
American Express Co.	124,017	9,688
BlackRock, Inc.	28,303	10,354
Franklin Resources, Inc.	148,502	7,621
JPMorgan Chase & Co.	205,755	12,465
State Street Corp.	110,500	8,125
Wells Fargo & Co.	120,523	6,557

Total		61,939

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care (12.8%)
	Abbott Laboratories	210,638	9,759
	AbbVie, Inc.	171,972	10,067
*	Celgene Corp.	50,000	5,764
*	Gilead Sciences, Inc.	64,000	6,280
	Johnson & Johnson	77,201	7,767
	Novartis AG, ADR	88,303	8,708
	Novo Nordisk A/S, ADR	233,235	12,452
	Roche Holding AG, ADR	262,964	9,041

	Total		69,838

	Industrials (5.8%)
	Canadian Pacific Railway, Ltd.	39,854	7,281
	Caterpillar, Inc.	58,273	4,663
	Union Pacific Corp.	70,000	7,582
	United Technologies Corp.	102,676	12,034

	Total		31,560

	Information Technology (17.9%)
	Apple, Inc.	248,089	30,870
	ASML Holding N.V.	30,000	3,031
	Automatic Data Processing, Inc.	86,475	7,406
*	Facebook, Inc. - Class A	68,700	5,648
	Intel Corp.	160,564	5,021
	International Business Machines Corp.	73,519	11,800
	Oracle Corp.	162,624	7,017
	Qualcomm, Inc.	109,418	7,587
	Texas Instruments, Inc.	206,633	11,816
	Visa, Inc. - Class A	60,000	3,924
	Xilinx, Inc.	83,444	3,530

	Total		97,650

	Materials (3.0%)
	Air Products and Chemicals, Inc.	35,897	5,430
	Praxair, Inc.	88,526	10,689

	Total		16,119

	Total Common Stocks
	(Cost: $443,769)		542,532

	Total Investments (99.7%)
	(Cost: $443,769)(a)		542,532

	Other Assets, Less
	Liabilities (0.3%)		1,898

	Net Assets (100.0%)		544,430

Large Cap Core Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $443,769 and the net unrealized appreciation of investments based on that cost was $98,762 which is comprised of $104,028 aggregate gross unrealized appreciation and $5,266 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$542,532	$-	$-
Total	$542,532	$-	$-

Large Cap Blend Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Common Stocks (90.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.5%)
	Comcast Corp. - Class A	96,875	5,471
	Omnicom Group, Inc.	77,725	6,061
	Ross Stores, Inc.	58,950	6,211

	Total		17,743

	Consumer Staples (9.2%)
	DANONE SA, ADR	471,250	6,366
	Nestle SA, ADR	70,925	5,335
	Unilever PLC, ADR	91,025	3,797

	Total		15,498

	Energy (7.0%)
	Devon Energy Corp.	102,200	6,164
	Schlumberger, Ltd.	68,350	5,703

	Total		11,867

	Financials (19.7%)
	American Express Co.	67,025	5,236
	The Bank of New York Mellon Corp.	205,100	8,253
*	Berkshire Hathaway, Inc. - Class B	57,625	8,316
	Comerica, Inc.	119,050	5,373
	The Progressive Corp.	220,175	5,989

	Total		33,167

	Health Care (11.5%)
	AmerisourceBergen Corp.	74,175	8,432
	UnitedHealth Group, Inc.	92,775	10,974

	Total		19,406

	Industrials (12.7%)
	3M Co.	20,475	3,377
	Expeditors International of Washington, Inc.	104,550	5,037
	Honeywell International, Inc.	67,175	7,007
	PACCAR, Inc.	95,625	6,038

	Total		21,459

	Information Technology (14.9%)
	Accenture PLC - Class A	103,625	9,708
*	eBay, Inc.	79,225	4,570
	Microsoft Corp.	127,825	5,197
	TE Connectivity, Ltd.	79,925	5,724

	Total		25,199

Common Stocks (90.6%)	Shares/ $ Par	Value $ (000’s)

Materials (5.1%)
Potash Corp. of Saskatchewan, Inc.	268,475	8,658

Total		8,658

Total Common Stocks
(Cost: $124,015)		152,997

Total Investments (90.6%)
(Cost: $124,015)(a)		152,997

Other Assets, Less
Liabilities (9.4%)		15,963

Net Assets (100.0%)		168,960

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $124,015 and the net unrealized appreciation of investments based on that cost was $28,982 which is comprised of $30,352 aggregate gross unrealized appreciation and $1,370 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$152,997	$-	$-
Total	$152,997	$-	$-

Index 500 Stock Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.4%)
*	Amazon.com, Inc.	49,040	18,248
*	AutoNation, Inc.	9,654	621
*	AutoZone, Inc.	4,108	2,802
*	Bed Bath & Beyond, Inc.	23,903	1,835
	Best Buy Co., Inc.	37,493	1,417
	BorgWarner, Inc.	29,161	1,764
	Cablevision Systems Corp. - Class A	28,252	517
*	CarMax, Inc.	27,046	1,866
	Carnival Corp.	58,010	2,775
	CBS Corp. - Class B	58,918	3,572
*	Chipotle Mexican Grill, Inc.	3,995	2,599
	Coach, Inc.	35,523	1,472
	Comcast Corp. - Class A	327,250	18,480
	D.R. Horton, Inc.	42,823	1,220
	Darden Restaurants, Inc.	15,975	1,108
	Delphi Automotive PLC	37,383	2,981
*	DIRECTV	64,753	5,510
*	Discovery Communications, Inc.	34,807	1,026
*	Discovery Communications, Inc. - Class A	19,142	589
*	Dollar General Corp.	39,077	2,946
*	Dollar Tree, Inc.	26,485	2,149
	Expedia, Inc.	12,729	1,198
	Family Dollar Stores, Inc.	12,381	981
	Ford Motor Co.	509,464	8,223
*	Fossil Group, Inc.	5,709	471
	GameStop Corp. - Class A	13,975	530
	Gannett Co., Inc.	29,215	1,083
	The Gap, Inc.	34,157	1,480
	Garmin, Ltd.	15,563	740
	General Motors Co.	174,208	6,533
	Genuine Parts Co.	19,665	1,833
	The Goodyear Tire & Rubber Co.	34,715	940
	H&R Block, Inc.	35,448	1,137
	Hanesbrands, Inc.	51,617	1,730
	Harley-Davidson, Inc.	27,241	1,655
	Harman International Industries, Inc.	8,838	1,181
	Hasbro, Inc.	14,409	911
	The Home Depot, Inc.	169,716	19,281
	The Interpublic Group of Cos., Inc.	53,103	1,175
	Johnson Controls, Inc.	84,649	4,270
	Kohl’s Corp.	26,016	2,036
	L Brands, Inc.	31,662	2,985

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Leggett & Platt, Inc.	17,817	821
	Lennar Corp. - Class A	22,992	1,191
	Lowe’s Cos., Inc.	125,296	9,321
	Macy’s, Inc.	43,864	2,847
	Marriott International, Inc. - Class A	26,711	2,145
	Mattel, Inc.	43,562	995
	McDonald’s Corp.	123,777	12,061
*	Michael Kors Holdings, Ltd.	25,854	1,700
*	Mohawk Industries, Inc.	7,992	1,484
*	Netflix, Inc.	7,791	3,246
	Newell Rubbermaid, Inc.	34,913	1,364
*	News Corp. - Class A	64,318	1,030
	NIKE, Inc. - Class B	90,122	9,042
	Nordstrom, Inc.	18,117	1,455
	Omnicom Group, Inc.	31,774	2,478
*	O’Reilly Automotive, Inc.	13,091	2,831
*	The Priceline Group, Inc.	6,689	7,787
	PulteGroup, Inc.	42,676	949
	PVH Corp.	10,618	1,131
	Ralph Lauren Corp.	7,759	1,020
	Ross Stores, Inc.	26,657	2,809
	Royal Caribbean Cruises, Ltd.	21,213	1,736
	Scripps Networks Interactive - Class A	12,548	860
	Staples, Inc.	82,485	1,343
	Starbucks Corp.	96,563	9,145
	Starwood Hotels & Resorts Worldwide, Inc.	22,111	1,846
	Target Corp.	82,031	6,732
	Tiffany & Co.	14,493	1,276
	Time Warner Cable, Inc.	36,176	5,422
	Time Warner, Inc.	106,958	9,032
	The TJX Cos., Inc.	87,921	6,159
	Tractor Supply Co.	17,540	1,492
*	TripAdvisor, Inc.	14,357	1,194
	Twenty-First Century Fox, Inc.	235,479	7,969
*	Under Armour, Inc.	21,488	1,735
*	Urban Outfitters, Inc.	12,885	588
	VF Corp.	44,091	3,320
	Viacom, Inc. - Class B	47,030	3,212
	The Walt Disney Co.	201,367	21,121
	Whirlpool Corp.	10,058	2,032
	Wyndham Worldwide Corp.	15,526	1,405
	Wynn Resorts, Ltd.	10,432	1,313

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Yum! Brands, Inc.	55,778	4,391

	Total		296,900

	Consumer Staples (9.6%)
	Altria Group, Inc.	253,617	12,686
	Archer-Daniels-Midland Co.	81,686	3,872
	Brown-Forman Corp. - Class B	20,068	1,813
	Campbell Soup Co.	22,888	1,066
(p),*	Casa Ley SA de CV	29,556	30
	The Clorox Co.	16,894	1,865
	The Coca-Cola Co.	506,074	20,521
	Coca-Cola Enterprises, Inc.	27,944	1,235
	Colgate-Palmolive Co.	109,809	7,614
	ConAgra Foods, Inc.	54,851	2,004
*	Constellation Brands, Inc. - Class A	21,677	2,519
	Costco Wholesale Corp.	56,662	8,584
	CVS Health Corp.	144,915	14,957
	Dr. Pepper Snapple Group, Inc.	24,851	1,950
	The Estee Lauder Cos., Inc. - Class A	28,727	2,389
	General Mills, Inc.	77,753	4,401
	The Hershey Co.	19,054	1,923
	Hormel Foods Corp.	17,344	986
	The J.M. Smucker Co.	13,105	1,517
	Kellogg Co.	32,604	2,150
	Keurig Green Mountain, Inc.	15,616	1,745
	Kimberly-Clark Corp.	47,067	5,041
	Kraft Foods Group, Inc.	75,724	6,597
	The Kroger Co.	63,275	4,851
	Lorillard, Inc.	46,368	3,030
	McCormick & Co., Inc.	16,519	1,274
	Mead Johnson Nutrition Co.	26,053	2,619
	Molson Coors Brewing Co. - Class B	20,587	1,533
	Mondelez International, Inc.	212,427	7,667
*	Monster Beverage Corp.	18,830	2,606
	PepsiCo, Inc.	190,906	18,254
	Philip Morris International, Inc.	199,221	15,007
	The Procter & Gamble Co.	347,784	28,497
(p),*	Property Development Centers LLC	29,556	1
	Reynolds American, Inc.	39,684	2,735
	Sysco Corp.	76,285	2,878

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Tyson Foods, Inc. - Class A	37,628	1,441
	Walgreens Boots Alliance, Inc.	112,297	9,509
	Wal-Mart Stores, Inc.	203,397	16,729
	Whole Foods Market, Inc.	46,461	2,420

	Total		228,516

	Energy (8.0%)
	Anadarko Petroleum Corp.	65,249	5,403
	Apache Corp.	48,529	2,928
	Baker Hughes, Inc.	55,960	3,558
	Cabot Oil & Gas Corp.	53,210	1,571
*	Cameron International Corp.	24,948	1,126
	Chesapeake Energy Corp.	66,633	943
	Chevron Corp.	242,138	25,420
	Cimarex Energy Co.	11,281	1,298
	ConocoPhillips	158,593	9,874
	CONSOL Energy, Inc.	29,655	827
	Devon Energy Corp.	49,767	3,001
	Diamond Offshore Drilling, Inc.	8,655	232
	Ensco PLC - Class A	30,175	636
	EOG Resources, Inc.	70,631	6,476
	EQT Corp.	19,561	1,621
	Exxon Mobil Corp.	540,211	45,918
*	FMC Technologies, Inc.	29,807	1,103
	Halliburton Co.	109,425	4,802
	Helmerich & Payne, Inc.	13,862	944
	Hess Corp.	31,289	2,124
	Kinder Morgan, Inc.	219,454	9,230
	Marathon Oil Corp.	86,922	2,270
	Marathon Petroleum Corp.	35,166	3,601
	Murphy Oil Corp.	21,488	1,001
	National Oilwell Varco, Inc.	52,793	2,639
*	Newfield Exploration Co.	20,707	727
	Noble Corp. PLC	31,160	445
	Noble Energy, Inc.	49,808	2,436
	Occidental Petroleum Corp.	99,235	7,244
	ONEOK, Inc.	26,839	1,295
	Phillips 66	69,994	5,501
	Pioneer Natural Resources Co.	19,184	3,137
	QEP Resources, Inc.	20,799	434
	Range Resources Corp.	21,356	1,111
	Schlumberger, Ltd.	164,240	13,704
*	Southwestern Energy Co.	49,515	1,148
	Spectra Energy Corp.	86,426	3,126
	Tesoro Corp.	16,085	1,468

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Transocean, Ltd.	43,859	643
	Valero Energy Corp.	66,310	4,219
	The Williams Companies, Inc.	86,686	4,385

	Total		189,569

	Financials (16.0%)
	ACE, Ltd.	42,157	4,700
*	Affiliated Managers Group, Inc.	7,031	1,510
	Aflac, Inc.	56,524	3,618
	The Allstate Corp.	53,629	3,817
	American Express Co.	112,878	8,818
	American International Group, Inc.	176,748	9,684
	American Tower Corp.	54,419	5,124
	Ameriprise Financial, Inc.	23,505	3,075
	Aon PLC	36,092	3,469
	Apartment Investment & Management Co. - Class A	20,126	792
	Assurant, Inc.	8,869	545
	AvalonBay Communities, Inc.	17,006	2,963
	Bank of America Corp.	1,354,757	20,850
	The Bank of New York Mellon Corp.	143,452	5,772
	BB&T Corp.	92,828	3,619
*	Berkshire Hathaway, Inc. - Class B	234,863	33,895
	BlackRock, Inc.	16,338	5,977
	Boston Properties, Inc.	19,728	2,771
	Capital One Financial Corp.	71,036	5,599
*	CBRE Group, Inc.	36,026	1,395
	The Charles Schwab Corp.	148,582	4,523
	The Chubb Corp.	29,731	3,006
	Cincinnati Financial Corp.	19,028	1,014
	Citigroup, Inc.	390,713	20,129
	CME Group, Inc.	40,838	3,868
	Comerica, Inc.	22,970	1,037
	Crown Castle International Corp.	42,996	3,549
	Discover Financial Services	57,598	3,246
*	E*TRADE Financial Corp.	37,195	1,062
	Equity Residential	46,852	3,648
	Essex Property Trust, Inc.	8,387	1,928
	Fifth Third Bancorp	104,929	1,978
	Franklin Resources, Inc.	50,451	2,589
	General Growth Properties, Inc.	80,914	2,391
*	Genworth Financial, Inc. - Class A	63,967	468

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
The Goldman Sachs Group, Inc.	52,174	9,807
The Hartford Financial Services Group, Inc.	54,212	2,267
HCP, Inc.	59,339	2,564
Health Care REIT, Inc.	45,005	3,482
Host Hotels & Resorts, Inc.	97,557	1,969
Hudson City Bancorp, Inc.	61,988	650
Huntington Bancshares, Inc.	104,319	1,153
Intercontinental Exchange, Inc.	14,425	3,365
Invesco, Ltd.	55,278	2,194
Iron Mountain, Inc.	24,078	878
JPMorgan Chase & Co.	480,149	29,087
KeyCorp	110,153	1,560
Kimco Realty Corp.	53,134	1,427
Legg Mason, Inc.	12,767	705
Leucadia National Corp.	40,608	905
Lincoln National Corp.	33,019	1,897
Loews Corp.	38,447	1,570
M&T Bank Corp.	17,117	2,174
The Macerich Co.	18,128	1,529
Marsh & McLennan Cos., Inc.	69,386	3,892
McGraw Hill Financial, Inc.	35,223	3,642
MetLife, Inc.	143,909	7,275
Moody’s Corp.	22,899	2,377
Morgan Stanley	198,554	7,086
The NASDAQ OMX Group, Inc.	15,220	775
Navient Corp.	51,702	1,051
Northern Trust Corp.	28,265	1,969
People’s United Financial, Inc.	39,693	603
Plum Creek Timber Co., Inc.	22,674	985
PNC Financial Services Group, Inc.	67,057	6,252
Principal Financial Group, Inc.	35,225	1,809
The Progressive Corp.	69,019	1,877
Prologis, Inc.	65,955	2,873
Prudential Financial, Inc.	58,468	4,696
Public Storage	18,694	3,685
Regions Financial Corp.	172,944	1,634
Simon Property Group, Inc.	40,033	7,832
SL Green Realty Corp.	12,701	1,631
State Street Corp.	53,095	3,904
SunTrust Banks, Inc.	67,553	2,776
T. Rowe Price Group, Inc.	33,578	2,719
Torchmark Corp.	16,369	899

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Travelers Cos., Inc.	41,387	4,475
	U.S. Bancorp	229,389	10,017
	Unum Group	32,379	1,092
	Ventas, Inc.	42,603	3,111
	Vornado Realty Trust	22,503	2,520
	Wells Fargo & Co.	603,816	32,848
	Weyerhaeuser Co.	67,612	2,241
	XL Group PLC	32,871	1,210
	Zions Bancorporation	26,134	706

	Total		382,074

	Health Care (14.7%)
	Abbott Laboratories	194,333	9,003
	AbbVie, Inc.	205,268	12,016
*	Actavis PLC	50,288	14,967
	Aetna, Inc.	45,293	4,825
	Agilent Technologies, Inc.	43,247	1,797
*	Alexion Pharmaceuticals, Inc.	26,034	4,512
	AmerisourceBergen Corp.	26,868	3,054
	Amgen, Inc.	97,729	15,622
	Anthem, Inc.	34,358	5,305
	Baxter International, Inc.	69,876	4,786
	Becton, Dickinson and Co.	26,888	3,861
*	Biogen Idec, Inc.	30,215	12,758
*	Boston Scientific Corp.	171,349	3,041
	Bristol-Myers Squibb Co.	214,055	13,807
	C.R. Bard, Inc.	9,564	1,601
	Cardinal Health, Inc.	42,516	3,838
*	Celgene Corp.	103,104	11,886
*	Cerner Corp.	39,267	2,877
	Cigna Corp.	33,283	4,308
*	DaVita HealthCare Partners, Inc.	22,233	1,807
	DENTSPLY International, Inc.	18,075	920
*	Edwards Lifesciences Corp.	13,888	1,978
	Eli Lilly and Co.	125,922	9,148
*	Endo International PLC	22,861	2,051
*	Express Scripts Holding Co.	93,613	8,123
*	Gilead Sciences, Inc.	191,812	18,823
*	HCA Holdings, Inc.	37,915	2,852
*	Henry Schein, Inc.	10,792	1,507
*	Hospira, Inc.	22,075	1,939
	Humana, Inc.	19,267	3,430
*	Intuitive Surgical, Inc.	4,714	2,381
	Johnson & Johnson	358,084	36,023
*	Laboratory Corp. of America Holdings	12,917	1,629
*	Mallinckrodt PLC	15,001	1,900
	McKesson Corp.	29,987	6,783
	Medtronic PLC	183,526	14,313

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Merck & Co., Inc.	365,515	21,010
*	Mylan NV	48,023	2,850
	Patterson Cos., Inc.	11,035	538
	PerkinElmer, Inc.	14,556	744
	Perrigo Co. PLC	18,132	3,002
	Pfizer, Inc.	789,301	27,460
	Quest Diagnostics, Inc.	18,585	1,428
*	Regeneron Pharmaceuticals, Inc.	9,501	4,290
	St. Jude Medical, Inc.	36,225	2,369
	Stryker Corp.	38,534	3,555
*	Tenet Heathcare Corp.	12,684	628
	Thermo Fisher Scientific, Inc.	51,099	6,865
	UnitedHealth Group, Inc.	122,821	14,528
	Universal Health Services, Inc. - Class B	11,723	1,380
*	Varian Medical Systems, Inc.	12,888	1,213
*	Vertex Pharmaceuticals, Inc.	31,177	3,678
*	Waters Corp.	10,693	1,329
	Zimmer Holdings, Inc.	21,881	2,571
	Zoetis, Inc.	64,494	2,985

	Total		351,894

	Industrials (10.2%)
	3M Co.	81,746	13,484
	The ADT Corp.	22,042	915
	Allegion PLC	12,364	756
	American Airlines Group, Inc.	92,372	4,875
	AMETEK, Inc.	31,046	1,631
	The Boeing Co.	84,364	12,661
	C.H. Robinson Worldwide, Inc.	18,845	1,380
	Caterpillar, Inc.	78,065	6,248
	Cintas Corp.	12,541	1,024
	CSX Corp.	127,569	4,225
	Cummins, Inc.	21,690	3,007
	Danaher Corp.	79,077	6,714
	Deere & Co.	43,722	3,834
	Delta Air Lines, Inc.	106,153	4,773
	Dover Corp.	20,998	1,451
	The Dun & Bradstreet Corp.	4,632	595
	Eaton Corp. PLC	61,121	4,153
	Emerson Electric Co.	88,243	4,996
	Equifax, Inc.	15,388	1,431
	Expeditors International of Washington, Inc.	24,695	1,190
	Fastenal Co.	35,011	1,451
	FedEx Corp.	33,932	5,614
	Flowserve Corp.	17,349	980
	Fluor Corp.	19,033	1,088
	General Dynamics Corp.	40,583	5,508

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	General Electric Co.	1,296,204	32,159
	Honeywell International, Inc.	100,795	10,514
	Illinois Tool Works, Inc.	44,958	4,367
	Ingersoll-Rand PLC	33,912	2,309
*	Jacobs Engineering Group, Inc.	16,524	746
	Joy Global, Inc.	12,540	491
	Kansas City Southern	14,219	1,451
	L-3 Communications Holdings, Inc.	10,628	1,337
	Lockheed Martin Corp.	34,546	7,011
	Masco Corp.	45,016	1,202
	Nielsen NV	40,641	1,811
	Norfolk Southern Corp.	39,590	4,075
	Northrop Grumman Corp.	25,552	4,113
	PACCAR, Inc.	45,656	2,883
	Pall Corp.	13,734	1,379
	Parker Hannifin Corp.	18,346	2,179
	Pentair PLC	23,496	1,478
	Pitney Bowes, Inc.	25,966	606
	Precision Castparts Corp.	18,258	3,834
*	Quanta Services, Inc.	27,233	777
	Raytheon Co.	39,578	4,324
	Republic Services, Inc.	32,283	1,309
	Robert Half International, Inc.	17,404	1,053
	Rockwell Automation, Inc.	17,450	2,024
	Rockwell Collins, Inc.	17,121	1,653
	Roper Industries, Inc.	12,924	2,223
	Ryder System, Inc.	6,824	648
	Snap-on, Inc.	7,485	1,101
	Southwest Airlines Co.	87,058	3,857
	Stanley Black & Decker, Inc.	20,271	1,933
*	Stericycle, Inc.	10,939	1,536
	Textron, Inc.	35,652	1,580
	Tyco Interntional PLC	54,095	2,329
	Union Pacific Corp.	113,496	12,293
	United Parcel Service, Inc. - Class B	89,499	8,676
*	United Rentals, Inc.	12,430	1,133
	United Technologies Corp.	106,422	12,473
	W.W. Grainger, Inc.	7,730	1,823
	Waste Management, Inc.	54,990	2,982
	Xylem, Inc.	23,479	822

	Total		244,478

	Information Technology (19.4%)
	Accenture PLC - Class A	80,893	7,579
*	Adobe Systems, Inc.	61,286	4,532
*	Akamai Technologies, Inc.	23,031	1,636

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Alliance Data Systems Corp.	8,088	2,396
	Altera Corp.	38,750	1,663
	Amphenol Corp. - Class A	39,948	2,354
	Analog Devices, Inc.	40,133	2,528
	Apple, Inc.	750,137	93,340
	Applied Materials, Inc.	158,237	3,570
*	Autodesk, Inc.	29,195	1,712
	Automatic Data Processing, Inc.	61,192	5,241
	Avago Technologies, Ltd.	33,044	4,196
	Broadcom Corp. - Class A	70,199	3,039
	CA, Inc.	41,059	1,339
	Cisco Systems, Inc.	657,411	18,095
*	Citrix Systems, Inc.	20,583	1,315
*	Cognizant Technology Solutions Corp. - Class A	78,509	4,898
	Computer Sciences Corp.	18,165	1,186
	Corning, Inc.	163,729	3,713
*	eBay, Inc.	141,810	8,180
*	Electronic Arts, Inc.	40,044	2,355
	EMC Corp.	256,035	6,544
	Equinix, Inc.	7,273	1,694
*	F5 Networks, Inc.	9,290	1,068
*	Facebook, Inc. - Class A	270,351	22,227
	Fidelity National Information Services, Inc.	36,712	2,499
*	First Solar, Inc.	9,687	579
*	Fiserv, Inc.	30,740	2,441
	FLIR Systems, Inc.	18,003	563
*	Google, Inc. - Class A	36,776	20,400
*	Google, Inc. - Class C	36,853	20,195
	Harris Corp.	13,409	1,056
	Hewlett-Packard Co.	234,073	7,294
	Intel Corp.	609,923	19,072
	International Business Machines Corp.	118,383	19,000
	Intuit, Inc.	35,638	3,455
	Juniper Networks, Inc.	46,648	1,053
	KLA-Tencor Corp.	20,949	1,221
	Lam Research Corp.	20,517	1,441
	Linear Technology Corp.	30,804	1,442
	MasterCard, Inc. - Class A	125,717	10,861
	Microchip Technology, Inc.	25,943	1,269
*	Micron Technology, Inc.	138,741	3,764
	Microsoft Corp.	1,056,520	42,953
	Motorola Solutions, Inc.	24,556	1,637
	NetApp, Inc.	40,150	1,424

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	NVIDIA Corp.	66,499	1,392
	Oracle Corp.	412,844	17,814
	Paychex, Inc.	42,091	2,088
	QUALCOMM, Inc.	212,438	14,730
*	Red Hat, Inc.	23,621	1,789
*	Salesforce.com, Inc.	77,922	5,206
	SanDisk Corp.	27,433	1,745
	Seagate Technology PLC	42,285	2,200
	Skyworks Solutions, Inc.	24,575	2,416
	Symantec Corp.	87,880	2,053
	TE Connectivity, Ltd.	52,315	3,747
*	Teradata Corp.	18,693	825
	Texas Instruments, Inc.	134,856	7,712
	Total System Services, Inc.	21,211	809
*	VeriSign, Inc.	13,548	907
	Visa, Inc. - Class A	249,832	16,342
	Western Digital Corp.	27,968	2,545
	Western Union Co.	67,154	1,397
	Xerox Corp.	134,630	1,730
	Xilinx, Inc.	33,669	1,424
*	Yahoo!, Inc.	112,119	4,982

	Total		463,872

	Materials (3.1%)
	Air Products and Chemicals, Inc.	24,836	3,757
	Airgas, Inc.	8,707	924
	Alcoa, Inc.	157,407	2,034
	Allegheny Technologies, Inc.	13,990	420
	Avery Dennison Corp.	11,654	617
	Ball Corp.	17,688	1,249
	CF Industries Holdings, Inc.	6,170	1,750
	The Dow Chemical Co.	140,148	6,724
	E.I. du Pont de Nemours and Co.	116,603	8,334
	Eastman Chemical Co.	19,143	1,326
	Ecolab, Inc.	34,685	3,967
	FMC Corp.	17,169	983
	Freeport-McMoRan, Inc.	133,918	2,538
	International Flavors & Fragrances, Inc.	10,398	1,221
	International Paper Co.	54,456	3,022
	LyondellBasell Industries NV - Class A	51,002	4,478
	Martin Marietta Materials, Inc.	7,962	1,113
	MeadWestvaco Corp.	21,564	1,075
	Monsanto Co.	62,240	7,004
	The Mosaic Co.	40,048	1,845
	Newmont Mining Corp.	64,245	1,395
	Nucor Corp.	41,088	1,953
*	Owens-Illinois, Inc.	21,149	493

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	PPG Industries, Inc.	17,521	3,952
	Praxair, Inc.	37,192	4,491
	Sealed Air Corp.	27,064	1,233
	The Sherwin-Williams Co.	10,388	2,955
	Sigma-Aldrich Corp.	15,380	2,126
	Vulcan Materials Co.	17,013	1,434

	Total		74,413

	Telecommunication Services (2.3%)
	AT&T, Inc.	668,413	21,824
	CenturyLink, Inc.	72,954	2,521
	Frontier Communications Corp.	129,102	910
*	Level 3 Communications, Inc.	36,935	1,989
	Verizon Communications, Inc.	535,152	26,024
	Windstream Holdings, Inc.	77,611	574

	Total		53,842

	Utilities (3.0%)
	The AES Corp.	83,249	1,070
	AGL Resources, Inc.	15,410	765
	Ameren Corp.	31,248	1,319
	American Electric Power Co., Inc.	63,056	3,547
	CenterPoint Energy, Inc.	55,352	1,130
	CMS Energy Corp.	35,475	1,238
	Consolidated Edison, Inc.	37,720	2,301
	Dominion Resources, Inc.	75,743	5,368
	DTE Energy Co.	22,824	1,842
	Duke Energy Corp.	91,122	6,996
	Edison International	41,959	2,621
	Entergy Corp.	23,243	1,801
	Eversource Energy	40,799	2,061
	Exelon Corp.	110,733	3,722
	FirstEnergy Corp.	54,242	1,902
	Integrys Energy Group, Inc.	10,243	738
	NextEra Energy, Inc.	57,110	5,942
	NiSource, Inc.	40,723	1,798
	NRG Energy, Inc.	43,490	1,095
	Pepco Holdings, Inc.	32,559	873
	PG&E Corp.	61,353	3,256
	Pinnacle West Capital Corp.	14,240	908
	PPL Corp.	85,895	2,891
	Public Service Enterprise Group, Inc.	65,188	2,733
	SCANA Corp.	18,405	1,012
	Sempra Energy	29,819	3,251
	The Southern Co.	117,178	5,189
	TECO Energy, Inc.	30,332	588

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Wisconsin Energy Corp.	29,042	1,438
	Xcel Energy, Inc.	65,163	2,268

	Total		71,663

	Total Common Stocks
	(Cost: $1,270,531)		2,357,221

	Short-Term Investments (1.1%)

	Federal Government & Agencies (1.1%)
	Federal Home Loan Bank, 0.05%, 5/1/15	2,000,000	2,000
(b)	Federal Home Loan Bank, 0.06%, 4/15/15	1,000,000	1,000
	Federal Home Loan Bank, 0.06%, 4/22/15	1,200,000	1,200
	Federal Home Loan Bank, 0.06%, 5/29/15	3,000,000	3,000
	Federal Home Loan Bank, 0.07%, 5/4/15	5,000,000	5,000
	Federal Home Loan Bank, 0.07%, 5/20/15	5,000,000	4,999
	Federal Home Loan Bank, 0.08%, 6/4/15	2,000,000	2,000
	Federal Home Loan Bank, 0.09%, 5/26/15	6,000,000	5,999

	Total		25,198

	Total Short-Term Investments
	(Cost: $25,197)		25,198

	Total Investments (99.8%)
	(Cost: $1,295,728)(a)		2,382,419

	Other Assets, Less
	Liabilities (0.2%)		5,844

	Net Assets (100.0%)		2,388,263

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $1,295,728 and the net unrealized appreciation of investments based on that cost was $1,086,691 which is comprised of $1,145,088 aggregate gross unrealized appreciation and $58,397 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2015, $28,368)	278	6/15	$276

(p)	Restricted securities (excluding 144A issues) on March 31, 2015.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Property Development Centers LLC	2/2/15	$1	$1	0.00%
Casa Ley SA de CV	2/2/15	30	30	0.00%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$2,357,190	$-	$31
Short-Term Investments	-	25,198	-
Other Financial Instruments^
Futures	276	-	-
Total	$2,357,467	$25,198	$31

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Common Stocks (97.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.0%)
	BorgWarner, Inc.	15,530	939
	Comcast Corp. - Class A	21,700	1,225
	Delphi Automotive PLC	31,950	2,548
	Ford Motor Co.	111,360	1,797
	Lowe’s Cos., Inc.	28,330	2,107
	Macy’s, Inc.	46,370	3,010
	Marriott International, Inc. - Class A	14,540	1,168
	Time Warner Cable, Inc.	12,760	1,913
	Time Warner, Inc.	40,190	3,394
	Whirlpool Corp.	14,570	2,944

	Total		21,045

	Consumer Staples (4.2%)
	Altria Group, Inc.	12,410	621
	CVS Health Corp.	50,250	5,186
	Philip Morris International, Inc.	29,610	2,231

	Total		8,038

	Energy (9.7%)
	Baker Hughes, Inc.	25,030	1,591
	Chevron Corp.	40,190	4,219
	Exxon Mobil Corp.	16,480	1,401
	Halliburton Co.	54,670	2,399
	National Oilwell Varco, Inc.	30,890	1,544
*	Oasis Petroleum, Inc.	52,900	752
	Occidental Petroleum Corp.	33,790	2,467
	Total SA, ADR	83,600	4,152

	Total		18,525

	Financials (30.5%)
	The Allstate Corp.	32,130	2,287
	American International Group, Inc.	37,680	2,064
	Ameriprise Financial, Inc.	23,560	3,082
	Bank of America Corp.	271,110	4,172
*	Berkshire Hathaway, Inc. - Class B	12,350	1,782
	BlackRock, Inc.	3,090	1,130
	Brixmor Property Group, Inc.	50,510	1,341
	Capital One Financial Corp.	30,540	2,407
	Discover Financial Services	32,970	1,858
	The Goldman Sachs Group, Inc.	13,500	2,538
	Invesco, Ltd.	84,450	3,352
	JPMorgan Chase & Co.	118,590	7,184
	KeyCorp	155,060	2,196
	MetLife, Inc.	43,080	2,178
	PNC Financial Services Group, Inc.	35,930	3,350
	Principal Financial Group, Inc.	20,810	1,069
	Prudential Financial, Inc.	32,620	2,620
	State Street Corp.	21,200	1,559
	The Travelers Cos., Inc.	14,720	1,592

	Common Stocks (97.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	US Bancorp	93,130	4,067
	Wells Fargo & Co.	119,690	6,511

	Total		58,339

	Health Care (15.1%)
	Abbott Laboratories	69,400	3,215
	Aetna, Inc.	16,960	1,807
	Amgen, Inc.	14,560	2,327
	Anthem, Inc.	17,360	2,681
*	Catalent, Inc.	15,280	476
*	HCA Holdings, Inc.	25,460	1,915
	Johnson & Johnson	68,120	6,853
	Medtronic PLC	68,540	5,346
	Merck & Co., Inc.	72,110	4,145

	Total		28,765

	Industrials (12.8%)
	Eaton Corp. PLC	44,140	2,999
	Honeywell International, Inc.	32,820	3,424
	Ingersoll-Rand PLC	63,090	4,295
	Masco Corp.	39,150	1,045
	Precision Castparts Corp.	11,470	2,409
	Raytheon Co.	25,760	2,814
	Stanley Black & Decker, Inc.	17,240	1,644
*	United Rentals, Inc.	17,270	1,574
	United Technologies Corp.	36,040	4,224

	Total		24,428

	Information Technology (9.9%)
	Applied Materials, Inc.	156,840	3,538
	Cisco Systems, Inc.	47,030	1,295
*	Electronic Arts, Inc.	54,930	3,231
	Microchip Technology, Inc.	54,570	2,668
*	Micron Technology, Inc.	46,370	1,258
	Microsoft Corp.	23,770	966
	Oracle Corp.	92,200	3,978
	Western Digital Corp.	21,740	1,979

	Total		18,913

	Materials (2.1%)
	The Dow Chemical Co.	55,320	2,654
	LyondellBasell Industries NV - Class A	16,220	1,424

	Total		4,078

	Utilities (2.1%)
	PPL Corp.	59,360	1,998
	Westar Energy, Inc.	21,130	819
	Xcel Energy, Inc.	35,920	1,251

	Total		4,068

	Total Common Stocks
	(Cost: $161,143)		186,199

Large Company Value Portfolio

Foreign Common Stocks (1.5%)	Country	Shares/ $ Par	Value $ (000’s)

Energy (1.5%)
Imperial Oil, Ltd.	Canada	73,510	2,934

Total			2,934

Total Foreign Common Stocks
(Cost: $3,335)			2,934

Short-Term Investments (0.9%)

Federal Government & Agencies (0.9%)
Federal Farm Credit Bank, 0.01%, 4/1/15	1,052,000	1,052
Federal Home Loan Mortgage Corp., 0.01%, 4/1/15	684,000	684

Total		1,736

Total Short-Term Investments
(Cost: $1,736)		1,736

Total Investments (99.8%)
(Cost: $166,214)(a)		190,869

Other Assets, Less
Liabilities (0.2%)		307

Net Assets (100.0%)		191,176

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $166,214 and the net unrealized appreciation of investments based on that cost was $24,654 which is comprised of $29,324 aggregate gross unrealized appreciation and $4,670 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank Usa Na	CAD	2,642	4/15	$32	$-	$32
Sell	HSBC Bank Usa Na	EUR	2,927	4/15	50	-	50

					$82	$-	$82

CAD — Canadian Dollar

EUR — Euro

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$186,199	$-	$-
Foreign Common Stocks	2,934	-	-
Short-Term Investments	-	1,736	-
Other Financial Instruments^
Forward Currency Contracts	-	82	-
Total	$189,133	$1,818	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (6.0%)
Johnson Controls, Inc.	373,300	18,829
Lowe’s Cos., Inc.	251,700	18,724

Total		37,553

Consumer Staples (12.6%)
Archer-Daniels-Midland Co.	400,100	18,965
CVS Health Corp.	181,900	18,774
Kraft Foods Group, Inc.	258,466	22,516
Mondelez International, Inc.	522,000	18,839

Total		79,094

Energy (12.7%)
Chevron Corp.	146,046	15,332
ConocoPhillips	230,700	14,363
Halliburton Co.	385,600	16,920
Marathon Oil Corp.	558,100	14,572
Occidental Petroleum Corp.	253,500	18,506

Total		79,693

Financials (12.2%)
The Allstate Corp.	275,600	19,614
The Bank of New York Mellon Corp.	466,100	18,756
BB&T Corp.	477,600	18,622
Marsh & McLennan Cos., Inc.	348,100	19,525

Total		76,517

Health Care (18.5%)
Baxter International, Inc.	274,300	18,790
Cardinal Health, Inc.	224,000	20,220
Johnson & Johnson	186,300	18,742
Merck & Co., Inc.	320,800	18,440
Pfizer, Inc.	581,300	20,223
Quest Diagnostics, Inc.	262,500	20,173

Total		116,588

Industrials (9.4%)
Northrop Grumman Corp.	117,400	18,897
Raytheon Co.	182,300	19,916
Waste Management, Inc.	377,900	20,494

Total		59,307

Information Technology (15.3%)
Broadcom Corp. - Class A	459,200	19,881
CA, Inc.	585,887	19,106
Cisco Systems, Inc.	682,200	18,778
Intel Corp.	625,300	19,553
Xerox Corp.	1,448,900	18,618

Total		95,936

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Materials (3.0%)
E.I. du Pont de Nemours and Co.	265,600	18,982

Total		18,982

Telecommunication Services (5.9%)
AT&T, Inc.	573,000	18,708
Verizon Communications, Inc.	383,600	18,655

Total		37,363

Utilities (3.1%)
Edison International	317,400	19,828

Total		19,828

Total Common Stocks
(Cost: $458,946)		620,861

Total Investments (98.7%)
(Cost: $458,946)(a)		620,861

Other Assets, Less
Liabilities (1.3%)		8,100

Net Assets (100.0%)		628,961

Domestic Equity Portfolio

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $458,946 and the net unrealized appreciation of investments based on that cost was $161,915 which is comprised of $168,324 aggregate gross unrealized appreciation and $6,409 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$620,861	$-	$-
Total	$620,861	$-	$-

Equity Income Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.6%)
	Cablevision Systems Corp. - Class A	204,800	3,748
	Carnival Corp.	170,700	8,166
	Coach, Inc.	55,000	2,279
	Comcast Corp. - Class A	69,200	3,908
	Ford Motor Co.	281,700	4,547
	General Motors Co.	127,533	4,783
	Genuine Parts Co.	53,900	5,023
	Johnson Controls, Inc.	111,500	5,624
	Kohl’s Corp.	118,100	9,241
	Las Vegas Sands Corp.	61,600	3,391
	Macy’s, Inc.	102,600	6,660
	Mattel, Inc.	294,800	6,736
	McDonald’s Corp.	47,900	4,667
	The New York Times Co. - Class A	191,700	2,638
*	News Corp. - Class A	166,000	2,658
	Staples, Inc.	392,400	6,390
	Tiffany & Co.	5,900	519
	Time Warner, Inc.	122,800	10,369
	Viacom, Inc. - Class B	27,400	1,871
	The Walt Disney Co.	45,900	4,814

	Total		98,032

	Consumer Staples (4.4%)
	Archer-Daniels-Midland Co.	172,800	8,190
	Avon Products, Inc.	285,700	2,283
	Campbell Soup Co.	89,300	4,157
	The Clorox Co.	58,600	6,469
	ConAgra Foods, Inc.	28,800	1,052
	Kellogg Co.	37,000	2,440
	McCormick & Co., Inc.	44,700	3,447
	PepsiCo, Inc.	68,700	6,569

	Total		34,607

	Energy (11.8%)
	Anadarko Petroleum Corp.	59,600	4,935
	Apache Corp.	194,100	11,710
	BP PLC, ADR	99,300	3,884
	Canadian Natural Resources, Ltd.	41,100	1,262
	Chevron Corp.	132,700	13,931
	ConocoPhillips	44,900	2,795
	CONSOL Energy, Inc.	174,300	4,861
	Diamond Offshore Drilling, Inc.	101,400	2,717
	Exxon Mobil Corp.	148,200	12,597
	Hess Corp.	143,100	9,712
	Murphy Oil Corp.	135,300	6,305
	Royal Dutch Shell PLC - Class A, ADR	160,100	9,550
	Schlumberger, Ltd.	62,700	5,232
	Talisman Energy, Inc.	393,100	3,019

	Total		92,510

	Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

	Financials (19.6%)
	American Express Co.	89,600	7,000
	Bank of America Corp.	809,623	12,460
	The Bank of New York Mellon Corp.	5,500	221
	The Chubb Corp.	39,600	4,004
	Digital Realty Trust, Inc.	61,600	4,063
	JPMorgan Chase & Co.	351,088	21,269
	Loews Corp.	143,400	5,855
	Marsh & McLennan Cos., Inc.	207,800	11,655
	MetLife, Inc.	123,200	6,228
	Northern Trust Corp.	123,800	8,623
	Och-Ziff Capital Management Group - Class A	75,400	953
	PNC Financial Services Group, Inc.	136,300	12,709
	Rayonier, Inc.	108,100	2,914
	Regions Financial Corp.	297,700	2,813
	Sun Life Financial, Inc.	93,000	2,866
	SunTrust Banks, Inc.	207,800	8,538
	U.S. Bancorp	329,600	14,394
	Wells Fargo & Co.	324,700	17,664
	Weyerhaeuser Co.	190,635	6,320
	Willis Group Holdings PLC	54,900	2,645

	Total		153,194

	Health Care (6.3%)
	Bristol-Myers Squibb Co.	158,600	10,230
	Johnson & Johnson	127,300	12,806
	Merck & Co., Inc.	180,700	10,387
	Pfizer, Inc.	347,226	12,080
	Quest Diagnostics, Inc.	50,100	3,850

	Total		49,353

	Industrials (13.6%)
	The Boeing Co.	69,000	10,355
	Deere & Co.	68,300	5,989
	Eaton Corp. PLC	59,270	4,027
	Emerson Electric Co.	138,800	7,859
	Flowserve Corp.	56,500	3,192
	General Electric Co.	866,200	21,490
	Honeywell International, Inc.	88,300	9,211
	Illinois Tool Works, Inc.	126,700	12,308
	Joy Global, Inc.	87,600	3,432
	Masco Corp.	194,700	5,198
	Stanley Black & Decker, Inc.	73,700	7,028
	United Parcel Service, Inc. - Class B	86,200	8,356
*	USG Corp.	104,600	2,793
	Xylem, Inc.	140,000	4,903

	Total		106,141

Equity Income Portfolio

	Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (10.6%)
	Analog Devices, Inc.	99,300	6,256
	Applied Materials, Inc.	343,700	7,754
	CA, Inc.	84,600	2,759
	Cisco Systems, Inc.	290,600	7,999
	Computer Sciences Corp.	43,200	2,820
	Corning, Inc.	327,500	7,428
(p)*	Dell Appraisal Rights Action	347,300	4,775
	Harris Corp.	113,400	8,931
	International Business Machines Corp.	40,900	6,564
	Microsoft Corp.	163,100	6,631
	Motorola Solutions, Inc.	22,400	1,493
	Qualcomm, Inc.	124,900	8,661
	Texas Instruments, Inc.	125,200	7,160
	Western Union Co.	189,300	3,939

	Total		83,170

	Materials (5.5%)
	E.I. du Pont de Nemours and Co.	71,900	5,139
	International Paper Co.	201,800	11,198
	MeadWestvaco Corp.	97,200	4,847
	Newmont Mining Corp.	165,600	3,595
	Nucor Corp.	138,500	6,583
	Potash Corp. of Saskatchewan, Inc.	103,600	3,341
	Vulcan Materials Co.	93,900	7,916

	Total		42,619

	Telecommunication Services (2.9%)
	AT&T, Inc.	325,835	10,639
	CenturyLink, Inc.	121,390	4,194
	Verizon Communications, Inc.	167,308	8,136

	Total		22,969

	Utilities (6.4%)
	The AES Corp.	214,500	2,756
	Duke Energy Corp.	128,800	9,889
	Entergy Corp.	106,600	8,260
	Exelon Corp.	191,300	6,430
	FirstEnergy Corp.	159,400	5,589
	NiSource, Inc.	252,600	11,155
	Xcel Energy, Inc.	160,300	5,580

	Total		49,659

	Total Common Stocks
	(Cost: $601,464)		732,254

Foreign Common Stocks (1.4%)	Country

Consumer Discretionary (0.3%)
Pearson PLC	United Kingdom	92,229	1,983

Total			1,983

Health Care (0.5%)
GlaxoSmithKline PLC	United Kingdom	172,449	3,949

Total			3,949

	Foreign Common Stocks (1.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.6%)
*	Telefonica Rights	Spain	243,857	38
	Telefonica SA	Spain	243,857	3,470
	Vodafone Group PLC	United Kingdom	442,817	1,447

	Total			4,955

	Total Foreign Common Stocks
	(Cost: $12,121)			10,887

Short-Term Investments (4.7%)

Money Market Funds (4.7%)
T. Rowe Price Reserve Investment Fund	36,840,786	36,841

Total		36,841

Total Short-Term Investments
(Cost: $36,841)		36,841

Total Investments (99.8%)
(Cost: $650,426)(a)		779,982

Other Assets, Less
Liabilities (0.2%)		1,718

Net Assets (100.0%)		781,700

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $650,426 and the net unrealized appreciation of investments based on that cost was $129,555 which is comprised of $157,190 aggregate gross unrealized appreciation and $27,634 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(p)	Restricted securities (excluding 144A issues) on March 31, 2015.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks
Information Technology	$-	$-	$4,775
All others	649,084	10,887	-
Foreign Common Stocks	-	-	-
Short-Term Investments	36,841	-	-
Total	$764,320	$10,887	$4,775

Mid Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (22.1%)
	BorgWarner, Inc.	421,302	25,480
*	Dollar General Corp.	528,546	39,842
	L Brands, Inc.	128,220	12,090
	Marriott International, Inc. - Class A	284,608	22,860
*	Michael Kors Holdings, Ltd.	338,580	22,262
*	O’Reilly Automotive, Inc.	148,855	32,188
	Polaris Industries, Inc.	153,263	21,625
	Ross Stores, Inc.	226,388	23,852
*	Sally Beauty Co., Inc.	338,580	11,637
	Six Flags Entertainment Corp.	245,421	11,881
	Williams-Sonoma, Inc.	399,685	31,859

	Total		255,576

	Consumer Staples (7.2%)
	Church & Dwight Co., Inc.	134,230	11,466
	Keurig Green Mountain, Inc.	139,499	15,586
	Mead Johnson Nutrition Co.	193,331	19,436
*	Monster Beverage Corp.	147,191	20,370
*	Sprouts Farmers Market, Inc.	477,318	16,816

	Total		83,674

	Energy (3.3%)
*	Concho Resources, Inc.	123,211	14,282
	Pioneer Natural Resources Co.	73,125	11,957
	Range Resources Corp.	236,606	12,313

	Total		38,552

	Financials (9.2%)
*	Affiliated Managers Group, Inc.	177,504	38,124
	LPL Financial Holdings, Inc.	483,188	21,193
	Moody’s Corp.	115,197	11,957
*	PRA Group, Inc.	220,999	12,005
*	Signature Bank	173,678	22,505

	Total		105,784

	Health Care (18.2%)
*	Align Technology, Inc.	253,434	13,631
*	BioMarin Pharmaceutical, Inc.	268,941	33,516
	Bio-Techne Corp.	117,749	11,809
*	Cerner Corp.	243,417	17,833
*	HMS Holdings Corp.	828,219	12,796
*	IDEXX Laboratories, Inc.	83,243	12,859
*	Mallinckrodt PLC	127,218	16,112
*	Medivation, Inc.	128,220	16,549
*	MEDNAX, Inc.	356,611	25,858

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Mettler-Toledo International, Inc.	39,067	12,839
*	Sirona Dental Systems, Inc.	243,417	21,905
	Zoetis, Inc.	305,524	14,143

	Total		209,850

	Industrials (19.1%)
	AMETEK, Inc.	535,919	28,157
	Equifax, Inc.	282,965	26,316
	Fortune Brands Home & Security, Inc.	239,410	11,367
*	The Middleby Corp.	134,230	13,779
*	Old Dominion Freight Line, Inc.	342,587	26,482
	Rockwell Collins, Inc.	256,440	24,759
*	Stericycle, Inc.	261,648	36,743
	Towers Watson & Co. - Class A	115,197	15,228
	TransDigm Group, Inc.	57,398	12,554
*	Verisk Analytics, Inc. - Class A	352,604	25,176

	Total		220,561

	Information Technology (15.8%)
*	Akamai Technologies, Inc.	363,643	25,835
	ARM Holdings PLC, ADR	115,197	5,679
*	CoStar Group, Inc.	90,535	17,911
*	Gartner, Inc.	139,760	11,719
*	Genpact, Ltd.	845,128	19,649
*	Guidewire Software, Inc.	395,678	20,817
*	IPG Photonics Corp.	60,097	5,571
*	NeuStar, Inc. - Class A	486,293	11,973
*	Pandora Media, Inc.	538,924	8,736
*	Red Hat, Inc.	267,458	20,260
*	Vantiv, Inc. - Class A	915,609	34,518

	Total		182,668

	Materials (1.1%)
	International Flavors & Fragrances, Inc.	105,180	12,348

	Total		12,348

	Telecommunication Services (2.5%)
*	SBA Communications Corp. - Class A	242,415	28,387

	Total		28,387

	Total Common Stocks
	(Cost: $975,723)		1,137,400

	Total Investments (98.5%)
	(Cost: $975,723)(a)		1,137,400

	Other Assets, Less
	Liabilities (1.5%)		17,330

	Net Assets (100.0%)		1,154,730

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $975,723 and the net unrealized appreciation of investments based on that cost was $161,677 which is comprised of $190,954 aggregate gross unrealized appreciation and $29,278 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,137,400	$-	$-
Total	$1,137,400	$-	$-

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.5%)
	Aaron’s, Inc.	25,999	736
	Abercrombie & Fitch Co. - Class A	27,925	616
	Advance Auto Parts, Inc.	29,458	4,410
*	AMC Networks, Inc. - Class A	23,791	1,823
	American Eagle Outfitters, Inc.	70,691	1,207
*	Ann, Inc.	18,412	755
*	Apollo Group, Inc. - Class A	38,901	736
*	Ascena Retail Group, Inc.	53,086	770
	Big Lots, Inc.	21,528	1,034
	Brinker International, Inc.	25,421	1,565
	Brunswick Corp.	37,385	1,923
*	Buffalo Wild Wings, Inc.	7,627	1,382
*	Cabela’s, Inc.	19,201	1,075
	Carter’s, Inc.	21,267	1,967
	The Cheesecake Factory, Inc.	18,710	923
	Chico’s FAS, Inc.	62,089	1,098
	Cinemark Holdings, Inc.	41,939	1,890
	CST Brands, Inc.	31,068	1,362
	Dana Holding Corp.	66,368	1,404
*	Deckers Outdoor Corp.	13,922	1,015
	DeVry, Inc.	23,123	771
	Dick’s Sporting Goods, Inc.	39,513	2,252
	Domino’s Pizza, Inc.	22,405	2,253
*	DreamWorks Animation SKG, Inc. - Class A	29,174	706
	Foot Locker, Inc.	57,226	3,605
	Gentex Corp.	118,926	2,176
	Graham Holdings Co.	1,783	1,872
	Guess?, Inc.	25,745	479
	HSN, Inc.	13,092	893
	International Game Technology	99,642	1,735
	International Speedway Corp. - Class A	11,257	367
*	J.C. Penney Co., Inc.	122,800	1,033
*	Jarden Corp.	72,258	3,822
	John Wiley & Sons, Inc. - Class A	18,683	1,142
*	Kate Spade & Co.	51,318	1,714
	KB Home	36,666	573
*	Life Time Fitness, Inc.	14,456	1,026
*	Live Nation Entertainment, Inc.	58,432	1,474
*	LKQ Corp.	122,471	3,130
	M.D.C. Holdings, Inc.	15,740	449
	Meredith Corp.	14,708	820
*	Murphy USA, Inc.	17,320	1,253
	The New York Times Co. - Class A	52,974	729
*	NVR, Inc.	1,549	2,058

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Office Depot, Inc.	197,687	1,819
*	Panera Bread Co. - Class A	10,260	1,642
	Polaris Industries, Inc.	24,573	3,467
	Rent-A-Center, Inc.	21,307	585
	Service Corp. International	81,720	2,129
	Signet Jewelers, Ltd.	32,292	4,482
	Sotheby’s	24,731	1,045
*	Tempur-Pedic International, Inc.	24,537	1,417
	Thor Industries, Inc.	18,708	1,183
	Time, Inc.	44,098	990
*	Toll Brothers, Inc.	64,368	2,532
	Tupperware Brands Corp.	20,035	1,383
*	Vista Outdoor, Inc.	25,692	1,100
	The Wendy’s Co.	111,048	1,210
	Williams-Sonoma, Inc.	34,493	2,749

	Total		91,756

	Consumer Staples (3.9%)
	Avon Products, Inc.	175,100	1,399
*	The Boston Beer Co., Inc. - Class A	3,653	977
	Church & Dwight Co., Inc.	52,587	4,492
	Dean Foods Co.	37,921	627
	Energizer Holdings, Inc.	25,021	3,454
	Flowers Foods, Inc.	74,218	1,688
*	The Hain Celestial Group, Inc.	40,967	2,624
	Ingredion, Inc.	28,799	2,241
	Lancaster Colony Corp.	7,821	744
*	Post Holdings, Inc.	21,081	987
*	SUPERVALU, INC.	83,137	967
	Tootsie Roll Industries, Inc.	8,231	279
*	TreeHouse Foods, Inc.	17,234	1,465
*	United Natural Foods, Inc.	20,139	1,552
*	The WhiteWave Foods Co.	70,254	3,115

	Total		26,611

	Energy (4.2%)
	Atwood Oceanics, Inc.	24,205	680
	California Resources Corp.	124,255	946
	Denbury Resources, Inc.	142,319	1,038
*	Dresser-Rand Group, Inc.	30,878	2,481
*	Dril-Quip, Inc.	15,615	1,068
	Energen Corp.	29,398	1,940
*	Gulfport Energy Corp.	34,510	1,584
*	Helix Energy Solutions Group, Inc.	39,669	594
	HollyFrontier Corp.	78,975	3,180
	Nabors Industries, Ltd.	116,560	1,591

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Oceaneering International, Inc.	40,125	2,164
*	Oil States International, Inc.	20,685	823
	Patterson-UTI Energy, Inc.	58,981	1,107
	Peabody Energy Corp.	110,685	545
*	Rosetta Resources, Inc.	29,630	504
	Rowan Cos., PLC - Class A	50,171	889
	SM Energy Co.	27,171	1,404
	Superior Energy Services, Inc.	61,287	1,369
	Tidewater, Inc.	18,883	361
*	Unit Corp.	18,662	522
	Western Refining, Inc.	28,451	1,405
	World Fuel Services Corp.	29,035	1,669
*	WPX Energy, Inc.	82,113	898

	Total		28,762

	Financials (23.0%)
	Alexander & Baldwin, Inc.	18,290	790
	Alexandria Real Estate Equities, Inc.	29,012	2,844
*	Alleghany Corp.	6,446	3,139
	American Campus Communities, Inc.	45,183	1,937
	American Financial Group, Inc.	29,520	1,894
	Arthur J. Gallagher & Co.	66,351	3,102
	Aspen Insurance Holdings, Ltd.	25,067	1,184
	Associated Banc-Corp.	59,887	1,114
	BancorpSouth, Inc.	34,512	801
	Bank of Hawaii Corp.	17,587	1,076
	BioMed Realty Trust, Inc.	81,089	1,837
	Brown & Brown, Inc.	47,399	1,569
	Camden Property Trust	34,927	2,729
	Cathay General Bancorp	29,898	851
	CBOE Holdings, Inc.	33,833	1,942
	City National Corp.	19,373	1,726
	Commerce Bancshares, Inc.	33,405	1,414
	Corporate Office Properties Trust	37,264	1,095
	Corrections Corp. of America	47,038	1,894
	Cullen/Frost Bankers, Inc.	22,128	1,529
	Duke Realty Corp.	138,848	3,023
	East West Bancorp, Inc.	57,817	2,339
	Eaton Vance Corp.	47,698	1,986
	Equity One, Inc.	31,197	833
	Everest Re Group, Ltd.	17,998	3,132
	Extra Space Storage, Inc.	44,534	3,009

Index 400 Stock Portfolio

Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Federal Realty Investment Trust	27,655	4,071
Federated Investors, Inc. - Class B	38,411	1,302
First American Financial Corp.	43,409	1,549
First Horizon National Corp.	94,335	1,348
First Niagara Financial Group, Inc.	142,552	1,260
FirstMerit Corp.	66,610	1,270
Fulton Financial Corp.	72,105	890
Hancock Holding Co.	32,396	967
Hanover Insurance Group, Inc.	17,843	1,295
HCC Insurance Holdings, Inc.	38,874	2,203
Highwoods Properties, Inc.	37,423	1,713
Home Properties, Inc.	23,275	1,613
Hospitality Properties Trust	60,390	1,992
International Bancshares Corp.	23,268	606
Janus Capital Group, Inc.	59,570	1,024
Jones Lang LaSalle, Inc.	18,057	3,077
Kemper Corp.	20,151	785
Kilroy Realty Corp.	34,789	2,650
Lamar Advertising Co. - Class A	32,324	1,916
LaSalle Hotel Properties	45,476	1,767
Liberty Property Trust	59,967	2,141
Mack-Cali Realty Corp.	33,725	650
Mercury General Corp.	14,653	846
Mid-America Apartment Communities, Inc.	30,326	2,343
MSCI, Inc.	45,260	2,775
National Retail Properties, Inc.	53,251	2,182
New York Community Bancorp, Inc.	178,254	2,982
Old Republic International Corp.	97,016	1,449
OMEGA Healthcare Investors, Inc.	55,829	2,265
PacWest Bancorp	38,994	1,828
Potlatch Corp.	16,354	655
Primerica, Inc.	21,040	1,071
Prosperity Bancshares, Inc.	24,257	1,273
Raymond James Financial, Inc.	51,180	2,906
Rayonier, Inc.	50,984	1,374
Realty Income Corp.	90,638	4,677
Regency Centers Corp.	37,910	2,579
Reinsurance Group of America, Inc.	27,699	2,581
RenaissanceRe Holdings, Ltd.	18,432	1,838
SEI Investments Co.	52,410	2,311

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Senior Housing Properties Trust	94,642	2,100
*	Signature Bank	20,264	2,626
*	SLM Corp.	170,557	1,583
	StanCorp Financial Group, Inc.	16,973	1,164
*	Stifel Financial Corp.	26,703	1,489
*	SVB Financial Group	20,526	2,608
	Synovus Financial Corp.	54,824	1,536
	Tanger Factory Outlet Centers, Inc.	38,024	1,337
	Taubman Centers, Inc.	25,500	1,967
	TCF Financial Corp.	66,281	1,042
	Trustmark Corp.	27,196	660
	UDR, Inc.	104,219	3,547
	Umpqua Holdings Corp.	88,761	1,525
	Urban Edge Properties	35,200	834
	Valley National Bancorp	88,957	840
	W.R. Berkley Corp.	40,537	2,047
	Waddell & Reed Financial, Inc. - Class A	33,656	1,667
	Washington Federal, Inc.	39,486	861
	Webster Financial Corp.	36,459	1,351
	Weingarten Realty Investors	45,392	1,633
	WP GLIMCHER, Inc.	74,552	1,240

	Total		156,470

	Health Care (9.0%)
*	Akorn, Inc.	29,966	1,424
*	Align Technology, Inc.	29,259	1,574
*	Allscripts Healthcare Solutions, Inc.	68,343	817
*	Bio-Rad Laboratories, Inc. - Class A	8,322	1,125
	Bio-Techne Corp.	14,956	1,500
*	Centene Corp.	47,855	3,383
*	Charles River Laboratories International, Inc.	19,061	1,511
*	Community Health Systems, Inc.	47,012	2,458
	The Cooper Cos., Inc.	19,449	3,645
*	Halyard Health, Inc.	18,743	922
*	Health Net, Inc.	30,973	1,874
	Hill-Rom Holdings, Inc.	22,759	1,115
*	HMS Holdings Corp.	35,586	550
*	Hologic, Inc.	98,094	3,240
*	IDEXX Laboratories, Inc.	18,980	2,932
*	LifePoint Hospitals, Inc.	17,801	1,307
*	MEDNAX, Inc.	38,698	2,806
*	Mettler-Toledo International, Inc.	11,328	3,723
	Omnicare, Inc.	39,114	3,014
	Owens & Minor, Inc.	25,398	859
	ResMed, Inc.	56,609	4,063
*	Salix Pharmaceuticals, Ltd.	25,665	4,435
*	Sirona Dental Systems, Inc.	22,375	2,014

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	STERIS Corp.	23,994	1,686
	Teleflex, Inc.	16,691	2,017
*	Thoratec Corp.	21,793	913
*	United Therapeutics Corp.	18,795	3,241
*	VCA, Inc.	33,062	1,812
*	WellCare Health Plans, Inc.	17,701	1,619

	Total		61,579

	Industrials (15.6%)
	A.O. Smith Corp.	30,234	1,985
	Acuity Brands, Inc.	17,467	2,937
*	Aecom Technology Corp.	62,619	1,930
	AGCO Corp.	32,404	1,544
	Alaska Air Group, Inc.	52,876	3,499
	B/E Aerospace, Inc.	42,677	2,715
	Carlisle Cos., Inc.	26,250	2,432
	CLARCOR, Inc.	20,220	1,336
*	Clean Harbors, Inc.	21,592	1,226
	Con-way, Inc.	23,191	1,023
*	Copart, Inc.	45,832	1,722
	The Corporate Executive Board Co.	13,484	1,077
	Crane Co.	19,683	1,228
	Deluxe Corp.	20,093	1,392
	Donaldson Co., Inc.	51,145	1,929
*	Esterline Technologies Corp.	12,531	1,434
	Exelis, Inc.	75,106	1,830
	Fortune Brands Home & Security, Inc.	63,904	3,034
*	FTI Consulting, Inc.	16,663	624
	GATX Corp.	17,842	1,035
*	Genesee & Wyoming, Inc. - Class A	20,651	1,992
	Graco, Inc.	23,759	1,714
	Granite Construction, Inc.	14,520	510
	Harsco Corp.	32,254	557
	Herman Miller, Inc.	23,958	665
	HNI Corp.	17,789	981
	Hubbell, Inc. - Class B	21,679	2,377
	Huntington Ingalls Industries, Inc.	19,455	2,727
	IDEX Corp.	31,508	2,389
	ITT Corp.	36,651	1,463
	J.B. Hunt Transport Services, Inc.	37,072	3,166
*	JetBlue Airways Corp.	105,167	2,025
	KBR, Inc.	58,327	845
	Kennametal, Inc.	31,883	1,074
*	Kirby Corp.	22,435	1,684
*	KLX, Inc.	21,130	814
	Landstar System, Inc.	18,041	1,196
	Lennox International, Inc.	16,554	1,849
	Lincoln Electric Holdings, Inc.	31,286	2,046
	Manpowergroup, Inc.	31,537	2,717
	MSA Safety, Inc.	12,671	632
	MSC Industrial Direct Co., Inc. - Class A	20,434	1,475

Index 400 Stock Portfolio

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Nordson Corp.	23,067	1,807
*	NOW, Inc.	43,122	933
*	Old Dominion Freight Line, Inc.	27,340	2,113
	Orbital ATK, Inc.	23,881	1,830
	Oshkosh Corp.	31,471	1,536
	R.R. Donnelley & Sons Co.	80,475	1,544
	Regal-Beloit Corp.	18,006	1,439
	Rollins, Inc.	38,752	958
	SPX Corp.	16,507	1,401
*	Teledyne Technologies, Inc.	14,204	1,516
	Terex Corp.	42,773	1,137
	The Timken Co.	30,004	1,264
	Towers Watson & Co. - Class A	28,019	3,704
	Trinity Industries, Inc.	62,696	2,226
	Triumph Group, Inc.	20,319	1,213
	Valmont Industries, Inc.	9,664	1,188
	Wabtec Corp.	38,803	3,687
	Waste Connections, Inc.	49,936	2,404
	Watsco, Inc.	11,007	1,384
	Werner Enterprises, Inc.	18,001	565
	Woodward, Inc.	23,305	1,189

	Total		105,868

	Information Technology (16.6%)
*	3D Systems Corp.	42,103	1,154
*	ACI Worldwide, Inc.	46,671	1,011
*	Acxiom Corp.	31,123	575
*	Advanced Micro Devices, Inc.	253,579	680
	Advent Software, Inc.	18,132	800
*	ANSYS, Inc.	36,258	3,198
*	AOL, Inc.	31,581	1,251
*	ARRIS Group, Inc.	53,202	1,537
*	Arrow Electronics, Inc.	38,521	2,356
	Atmel Corp.	167,646	1,380
	Avnet, Inc.	54,926	2,444
	Belden, Inc.	17,124	1,602
	Broadridge Financial Solutions, Inc.	48,678	2,678
*	Cadence Design Systems, Inc.	117,735	2,171
	CDK Global, Inc.	64,800	3,030
*	Ciena Corp.	43,595	842
*	Cognex Corp.	34,856	1,729
*	CommVault Systems, Inc.	16,998	743
	Convergys Corp.	39,891	912
*	CoreLogic, Inc.	36,163	1,275
*	Cree, Inc.	44,960	1,596
	Cypress Semiconductor Corp.	127,994	1,806
	Diebold, Inc.	26,061	924
	DST Systems, Inc.	11,507	1,274
	FactSet Research Systems, Inc.	15,622	2,487
	Fair Isaac Corp.	12,657	1,123

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Fairchild Semiconductor International, Inc.	47,159	857
	FEI Co.	16,842	1,286
*	Fortinet, Inc.	57,129	1,997
*	Gartner, Inc.	35,250	2,956
	Global Payments, Inc.	27,009	2,476
*	Informatica Corp.	44,074	1,933
*	Ingram Micro, Inc. - Class A	62,928	1,581
*	Integrated Device Technology, Inc.	59,724	1,196
	InterDigital, Inc.	14,957	759
	Intersil Corp. - Class A	52,562	753
*	IPG Photonics Corp.	14,343	1,330
*	Itron, Inc.	15,415	563
	Jabil Circuit, Inc.	77,822	1,819
	Jack Henry & Associates, Inc.	32,936	2,302
*	JDS Uniphase Corp.	93,715	1,230
*	Keysight Technologies, Inc.	67,844	2,520
*	Knowles Corp.	34,262	660
	Leidos Holdings, Inc.	25,058	1,051
	Lexmark International, Inc. - Class A	24,444	1,035
	MAXIMUS, Inc.	26,525	1,771
	Mentor Graphics Corp.	39,404	947
	National Instruments Corp.	40,770	1,306
*	NCR Corp.	67,939	2,005
*	NeuStar, Inc. - Class A	22,439	552
	Plantronics, Inc.	17,318	917
*	Polycom, Inc.	54,042	724
*	PTC, Inc.	46,287	1,674
*	Qorvo, Inc.	59,797	4,766
*	Rackspace Hosting, Inc.	47,298	2,440
*	Riverbed Technology, Inc.	62,471	1,306
*	Rovi Corp.	37,029	674
	Science Applications International Corp.	15,825	813
*	Semtech Corp.	26,885	716
*	Silicon Laboratories, Inc.	15,783	801
*	Solarwinds, Inc.	26,723	1,369
	Solera Holdings, Inc.	27,063	1,398
*	SunEdison, Inc.	101,494	2,436
*	Synopsys, Inc.	61,898	2,867
*	Tech Data Corp.	15,407	890
	Teradyne, Inc.	87,714	1,653
*	Trimble Navigation, Ltd.	104,385	2,631
*	Tyler Technologies, Inc.	13,525	1,630
*	The Ultimate Software Group, Inc.	11,521	1,958
*	VeriFone Systems, Inc.	45,810	1,598
	Vishay Intertechnology, Inc.	54,680	756
*	WEX, Inc.	15,625	1,678
*	Zebra Technologies Corp. - Class A	20,509	1,860

	Total		113,018

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Materials (7.3%)
	Albemarle Corp.	45,171	2,387
	AptarGroup, Inc.	25,105	1,595
	Ashland, Inc.	25,665	3,267
	Bemis Co., Inc.	39,254	1,818
	Cabot Corp.	25,663	1,155
	Carpenter Technology Corp.	21,180	823
	Cliffs Natural Resources, Inc.	61,734	297
	Commercial Metals Co.	47,293	766
	Compass Minerals International, Inc.	13,539	1,262
	Cytec Industries, Inc.	28,709	1,551
	Domtar Corp.	25,678	1,187
	Eagle Materials, Inc.	20,249	1,692
	Grief, Inc. - Class A	13,663	536
*	Louisiana-Pacific Corp.	57,338	947
	Minerals Technologies, Inc.	13,976	1,022
	NewMarket Corp.	4,260	2,035
	Olin Corp.	31,167	999
	Packaging Corp. of America	39,631	3,099
	PolyOne Corp.	35,885	1,340
	Reliance Steel & Aluminum Co.	31,236	1,908
	Rock-Tenn Co. - Class A	56,354	3,635
	Royal Gold, Inc.	26,265	1,657
	RPM International, Inc.	53,867	2,585
	The Scotts Miracle-Gro Co. - Class A	17,890	1,202
	Sensient Technologies Corp.	19,140	1,318
	Silgan Holdings, Inc.	16,785	976
	Sonoco Products Co.	40,554	1,844
	Steel Dynamics, Inc.	97,277	1,955
	TimkenSteel Corp.	15,138	401
	United States Steel Corp.	58,666	1,431
	The Valspar Corp.	30,105	2,530
	Worthington Industries, Inc.	20,275	539

	Total		49,759

	Telecommunication Services (0.1%)
	Telephone and Data Systems, Inc.	39,549	985

	Total		985

	Utilities (4.4%)
	Alliant Energy Corp.	44,680	2,815
	Aqua America, Inc.	71,217	1,877
	Atmos Energy Corp.	40,599	2,245
	Black Hills Corp.	17,993	907
	Cleco Corp.	24,356	1,328
	Great Plains Energy, Inc.	62,090	1,656
	Hawaiian Electric Industries, Inc.	41,367	1,329
	IDACORP, Inc.	20,242	1,273

Index 400 Stock Portfolio

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	MDU Resources Group, Inc.	78,303	1,671
	National Fuel Gas Co.	33,940	2,048
	OGE Energy Corp.	80,342	2,540
	ONE Gas, Inc.	21,002	908
	PNM Resources, Inc.	32,081	937
	Questar Corp.	70,682	1,686
	UGI Corp.	69,591	2,268
	Vectren Corp.	33,265	1,468
	Westar Energy, Inc.	53,219	2,063
	WGL Holdings, Inc.	20,026	1,129

	Total		30,148

	Total Common Stocks
	(Cost: $450,574)		664,956

	Short-Term Investments (1.8%)

	Federal Government & Agencies (1.8%)
(b)	Federal Home Loan Bank, 0.04%, 4/22/15	2,000,000	2,000
	Federal Home Loan Bank, 0.05%, 4/29/15	2,300,000	2,300
	Federal Home Loan Bank, 0.05%, 5/1/15	2,000,000	2,000
	Federal Home Loan Bank, 0.06%, 4/15/15	2,000,000	2,000
	Federal Home Loan Bank, 0.07%, 5/20/15	2,000,000	2,000
	Federal Home Loan Bank, 0.09%, 5/26/15	2,000,000	1,999

	Total		12,299

	Total Short-Term Investments
	(Cost: $12,299)		12,299

	Total Investments (99.4%)
	(Cost: $462,873)(a)		677,255

	Other Assets, Less
	Liabilities (0.6%)		3,798

	Net Assets (100.0%)		681,053

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $462,873 and the net unrealized appreciation of investments based on that cost was $214,382 which is comprised of $236,603 aggregate gross unrealized appreciation and $22,221 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at March 31, 2015, $15,732)	103	6/15	$(78)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$664,956	$-	$-
Short-Term Investments	-	12,299	-
Total Assets	$664,956	$12,299	$-
Liabilities:
Other Financial Instruments^
Futures	(78)	-	-
Total Liabilities	$(78)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Common Stocks (90.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.1%)
*	Bed Bath & Beyond, Inc.	35,670	2,739
	Carnival Corp.	92,092	4,406
	CST Brands, Inc.	33,566	1,471
	Honda Motor Co., Ltd., ADR	69,145	2,265
	Lowe’s Cos., Inc.	39,905	2,969
*	Markit, Ltd.	93,809	2,524
	Mattel, Inc.	142,317	3,252
	PulteGroup, Inc.	101,440	2,255
	Ralph Lauren Corp.	19,311	2,539
	Target Corp.	36,314	2,980
	Thor Industries, Inc.	33,808	2,137
	Time Warner Cable, Inc.	17,697	2,652
*	Toll Brothers, Inc.	83,946	3,302

	Total		35,491

	Consumer Staples (7.2%)
	Campbell Soup Co.	59,505	2,770
	ConAgra Foods, Inc.	167,297	6,111
	General Mills, Inc.	79,972	4,526
	The J.M. Smucker Co.	33,409	3,866
	Kellogg Co.	43,162	2,847
	Mondelez International, Inc.	121,910	4,400
	Sysco Corp.	186,188	7,025

	Total		31,545

	Energy (4.3%)
	Apache Corp.	35,880	2,165
*	Cameron International Corp.	74,226	3,349
	Devon Energy Corp.	75,182	4,534
	Helmerich & Payne, Inc.	23,437	1,595
	Noble Energy, Inc.	62,584	3,060
	Occidental Petroleum Corp.	51,337	3,748
*	Southwestern Energy Co.	23,555	546

	Total		18,997

	Financials (26.2%)
	ACE, Ltd.	35,201	3,925
	Aflac, Inc.	30,647	1,962
	The Allstate Corp.	17,339	1,234
	Annaly Capital Management, Inc.	81,702	850
	Arthur J. Gallagher & Co.	28,482	1,332
	Bank of Hawaii Corp.	46,355	2,837
	BB&T Corp.	53,809	2,098
	BOK Financial Corp.	39,972	2,447
	Boston Properties, Inc.	18,282	2,568
	Brown & Brown, Inc.	85,993	2,847
	Capitol Federal Financial, Inc.	59,628	745
	The Chubb Corp.	24,756	2,503
	Comerica, Inc.	61,332	2,768
	Commerce Bancshares, Inc.	121,458	5,140
	Corrections Corp. of America	133,292	5,366
	Cullen/Frost Bankers, Inc.	34,339	2,372

	Common Stocks (90.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Empire State Realty Trust, Inc.	104,234	1,961
	Franklin Resources, Inc.	51,369	2,636
	HCC Insurance Holdings, Inc.	78,971	4,475
	Host Hotels & Resorts, Inc.	106,729	2,154
	LPL Financial Holdings, Inc.	97,771	4,288
	M&T Bank Corp.	39,933	5,072
	MetLife, Inc.	35,686	1,804
	Northern Trust Corp.	183,857	12,806
	People’s United Financial, Inc.	137,714	2,093
	Piedmont Office Realty Trust, Inc. - Class A	247,679	4,609
	PNC Financial Services Group, Inc.	53,940	5,029
	Reinsurance Group of America, Inc.	46,540	4,337
	State Street Corp.	37,080	2,727
	SunTrust Banks, Inc.	73,775	3,031
	T. Rowe Price Group, Inc.	26,947	2,182
	Torchmark Corp.	32,919	1,808
	The Travelers Cos., Inc.	20,577	2,225
	Unum Group	103,965	3,507
	Westamerica Bancorporation	73,680	3,184
	Weyerhaeuser Co.	115,751	3,837

	Total		114,759

	Health Care (9.8%)
	Becton, Dickinson and Co.	15,212	2,184
*	Bio-Rad Laboratories, Inc. - Class A	14,640	1,979
*	Boston Scientific Corp.	161,637	2,869
	Cardinal Health, Inc.	45,132	4,074
	Cigna Corp.	29,310	3,794
*	Express Scripts Holding Co.	13,160	1,142
*	Hospira, Inc.	22,890	2,011
	Humana, Inc.	19,410	3,455
*	LifePoint Hospitals, Inc.	99,004	7,272
	Quest Diagnostics, Inc.	76,354	5,868
	Stryker Corp.	40,401	3,727
	Zimmer Holdings, Inc.	37,711	4,432

	Total		42,807

	Industrials (12.2%)
	The ADT Corp.	105,378	4,375
*	Beacon Roofing Supply, Inc.	36,230	1,134
*	Clean Harbors, Inc.	61,456	3,490
	Emerson Electric Co.	114,442	6,480
	Exelis, Inc.	226,715	5,525
	Heartland Express, Inc.	104,161	2,475
	Oshkosh Corp.	127,797	6,235
	Pentair PLC	28,583	1,798
	Republic Services, Inc.	308,551	12,515
	Textron, Inc.	38,446	1,704
	Tyco Interntional PLC	106,486	4,585

Mid Cap Value Portfolio

	Common Stocks (90.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Werner Enterprises, Inc.	93,980	2,952

	Total		53,268

	Information Technology (10.7%)
	Applied Materials, Inc.	172,752	3,897
	Broadcom Corp. - Class A	103,359	4,475
	Fidelity National Information Services, Inc.	34,627	2,357
	Harris Corp.	32,684	2,574
*	Keysight Technologies, Inc.	110,220	4,095
	Lam Research Corp.	65,570	4,605
	Maxim Integrated Products, Inc.	64,798	2,256
	Microchip Technology, Inc.	84,125	4,114
*	Micron Technology, Inc.	45,114	1,224
	SanDisk Corp.	55,353	3,521
	TE Connectivity, Ltd.	47,782	3,422
	Teradyne, Inc.	250,323	4,719
	Western Digital Corp.	59,586	5,423

	Total		46,682

	Materials (3.2%)
	Bemis Co., Inc.	73,048	3,383
	The Mosaic Co.	75,403	3,473
	Newmont Mining Corp.	68,334	1,483
	Nucor Corp.	72,287	3,436
	Sonoco Products Co.	47,846	2,175

	Total		13,950

	Telecommunication Services (0.9%)
	CenturyLink, Inc.	108,983	3,765

	Total		3,765

	Utilities (8.2%)
	Atmos Energy Corp.	70,937	3,923
	Consolidated Edison, Inc.	21,652	1,321
	Edison International	82,369	5,145
	Great Plains Energy, Inc.	136,321	3,637
	The Laclede Group, Inc.	104,762	5,366
	NorthWestern Corp.	31,839	1,713
	OGE Energy Corp.	53,628	1,695
	PG&E Corp.	47,529	2,522
	Westar Energy, Inc.	141,115	5,470
	Xcel Energy, Inc.	148,953	5,185

	Total		35,977

	Total Common Stocks
	(Cost: $355,422)		397,241

Foreign Common Stocks (4.3%)	Country

Consumer Staples (0.3%)
Danone SA	France	17,954	1,208

Total			1,208

Energy (2.2%)
Imperial Oil, Ltd.	Canada	239,664	9,566

Total			9,566

Foreign Common Stocks (4.3%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials (1.3%)
Royal Philips Electronics NV	Netherlands	197,935	5,623

Total			5,623

Telecommunication Services (0.5%)
Rogers Communications, Inc. - Class B	Canada	64,650	2,164

Total			2,164

Total Foreign Common Stocks
(Cost: $19,867)			18,561

Investment Companies (3.1%)

Investment Companies (3.1%)
iShares Russell Midcap Value Index Fund		180,184	13,561

Total			13,561

Total Investment Companies
(Cost: $13,146)			13,561

Short-Term Investments (2.1%)

Federal Government & Agencies (2.1%)
Federal Farm Credit Bank, 0.01%, 4/1/15		5,623,000	5,623
Federal Home Loan Mortgage Corp., 0.01%, 4/1/15		3,652,000	3,652

Total			9,275

Total Short-Term Investments
(Cost: $9,275)			9,275

Total Investments (100.3%)
(Cost: $397,710)(a)			438,638

Other Assets, Less
Liabilities (-0.3%)			(1,137)

Net Assets (100.0%)			437,501

Mid Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $397,710 and the net unrealized appreciation of investments based on that cost was $40,928 which is comprised of $49,000 aggregate gross unrealized appreciation and $8,072 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank Usa Na	CAD	12,727	4/15	$159	$-	$159
Sell	HSBC Bank Usa Na	EUR	5,442	4/15	94	-	94
Sell	HSBC Bank Usa Na	JPY	163,657	4/15	11	-	11

					$264	$-	$264

CAD — Canadian Dollar

EUR — Euro

JPY — Japanese Yen

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$397,241	$-	$-
Foreign Common Stocks
Consumer Staples	-	1,208	-
Energy	9,566	-	-
Industrials	-	5,623	-
Telecommunication Services	2,164	-	-
Investment Companies	13,561	-	-
Short-Term Investments	-	9,275	-
Other Financial Instruments^
Forward Currency Contracts	-	264	-
Total Assets	$422,532	$16,370	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Common Stocks (95.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.2%)
	Arctic Cat, Inc.	85,650	3,111
	Bloomin’ Brands, Inc.	217,873	5,301
	Brinker International, Inc.	55,635	3,425
*	Buffalo Wild Wings, Inc.	19,380	3,512
	Core-Mark Holding Co., Inc.	76,136	4,897
	Dana Holding Corp.	149,253	3,158
*	Del Frisco’s Restaurant Group, Inc.	148,995	3,002
	DSW, Inc. - Class A	112,124	4,135
*	Five Below, Inc.	115,330	4,102
	HSN, Inc.	84,680	5,778
*	Ignite Restaurant Group, Inc.	86,249	418
*	Kate Spade & Co.	152,721	5,099
	Marriott Vacations Worldwide Corp.	59,020	4,784
	Oxford Industries, Inc.	53,581	4,043
	Pier 1 Imports, Inc.	290,666	4,063
*	Steven Madden, Ltd.	131,765	5,007
*	Taylor Morrison Home Corp. - Class A	112,350	2,342
*	Tenneco, Inc.	98,740	5,670
*	Vince Holding Corp.	175,242	3,251
*	Wayfair, Inc.	92,615	2,975
*	Zulily, Inc. - Class A	92,745	1,205

	Total		79,278

	Consumer Staples (4.4%)
	Casey’s General Stores, Inc.	82,100	7,397
*	Diplomat Pharmacy, Inc.	24,740	856
*	Natural Grocers by Vitamin Cottage, Inc.	118,365	3,268
*	Post Holdings, Inc.	55,110	2,581
	PriceSmart, Inc.	55,213	4,692
*	TreeHouse Foods, Inc.	66,535	5,657

	Total		24,451

	Energy (2.4%)
*	Diamondback Energy, Inc.	36,700	2,820
*	Forum Energy Technologies, Inc.	82,619	1,619
*	Jones Energy, Inc. - Class A	100,535	903
	PBF Energy, Inc.	68,585	2,326
*	Rosetta Resources, Inc.	105,005	1,787
*	RSP Permian, Inc.	142,740	3,596

	Total		13,051

	Financials (7.7%)
	AMERISAFE, Inc.	96,840	4,479
	CoreSite Realty Corp.	73,500	3,578
	EverBank Financial Corp.	198,280	3,575
	Evercore Partners, Inc.	65,410	3,379
	First Merchants Corp.	161,670	3,806
	Flushing Financial Corp.	82,500	1,656
	Great Western Bancorp, Inc.	82,700	1,820

	Common Stocks (95.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	HFF, Inc. - Class A	115,500	4,336
	James River Group Holdings, Ltd.	98,320	2,313
*	MGIC Investment Corp.	291,500	2,807
	Ramco-Gershenson Properties Trust	110,800	2,061
	Sandy Spring Bancorp, Inc.	62,500	1,639
	Sunstone Hotel Investors, Inc.	248,512	4,143
	Wintrust Financial Corp.	65,200	3,109

	Total		42,701

	Health Care (22.7%)
*	Acadia Healthcare Co., Inc.	56,960	4,078
*	Achillion Pharmaceuticals, Inc.	211,690	2,087
*	Acorda Therapeutics, Inc.	111,700	3,717
*	Aerie Pharmaceuticals, Inc.	104,330	3,270
*	Agios Pharmaceuticals, Inc.	27,997	2,640
*	Alnylam Pharmaceuticals, Inc.	43,076	4,498
*	Anacor Pharmaceuticals, Inc.	134,646	7,789
	Atrion Corp.	8,954	3,094
*	Avalanche Biotechnologies, Inc.	34,530	1,399
*	BioCryst Pharmaceuticals, Inc.	168,477	1,521
*	CorVel Corp.	2,197	76
*	Cyberonics, Inc.	50,200	3,259
*	DexCom, Inc.	108,525	6,765
*	Five Prime Therapeutics, Inc.	92,393	2,111
*	Globus Medical, Inc. - Class A	218,430	5,513
*	GlycoMimetics, Inc.	101,985	849
	HealthSouth Corp.	143,500	6,366
*	HeartWare International, Inc.	25,500	2,238
*	ICU Medical, Inc.	45,940	4,279
*	Ironwood Pharmaceuticals, Inc.	25,900	414
*	KYTHERA Biopharmaceuticals, Inc.	53,050	2,660
*	The Medicines Co.	130,470	3,656
*	Omnicell, Inc.	109,200	3,833
*	Otonomy, Inc.	60,270	2,131
*	PAREXEL International Corp.	78,120	5,390
*	Portola Pharmaceuticals, Inc.	96,300	3,656
*	Prestige Brands Holdings, Inc.	115,590	4,958
*	PTC Therapeutics, Inc.	56,810	3,457
*	Puma Biotechnology, Inc.	19,362	4,572
*	Team Health Holdings, Inc.	89,460	5,234
*	Tesaro, Inc.	68,400	3,926
	U.S. Physical Therapy, Inc.	93,950	4,463

	Common Stocks (95.3%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Ultragenyx Pharmaceutical, Inc.	44,630	2,771
*	Vascular Solutions, Inc.	136,094	4,126
*	WellCare Health Plans, Inc.	48,740	4,458
*	XenoPort, Inc.	226,790	1,615

	Total		126,869

	Industrials (14.2%)
	A.O. Smith Corp.	58,120	3,816
	AAON, Inc.	130,483	3,201
	Altra Holdings, Inc.	110,288	3,048
	Astronics Corp.	69,161	5,097
	AZZ, Inc.	67,583	3,149
	Celadon Group, Inc.	115,698	3,149
	Deluxe Corp.	74,210	5,141
*	Esterline Technologies Corp.	35,600	4,073
	Exponent, Inc.	54,888	4,880
*	Generac Holdings, Inc.	108,934	5,304
*	GP Strategies Corp.	109,700	4,059
	HEICO Corp. - Class A	87,820	4,351
	Lennox International, Inc.	47,500	5,305
	Marten Transport, Ltd.	93,810	2,177
*	Moog, Inc. - Class A	58,750	4,409
*	On Assignment, Inc.	106,515	4,087
*	Swift Transportation Co.	159,493	4,150
*	Teledyne Technologies, Inc.	36,800	3,928
	The Toro Co.	59,669	4,184
*	WageWorks, Inc.	35,200	1,877

	Total		79,385

	Information Technology (24.7%)
*	Aspen Technology, Inc.	93,395	3,595
*	CACI International, Inc. - Class A	40,660	3,656
*	Carbonite, Inc.	11,547	165
	Cass Information Systems, Inc.	70,060	3,933
	CDW Corp.	95,880	3,571
*	Ciena Corp.	109,220	2,109
*	comScore, Inc.	84,010	4,301
*	Demandware, Inc.	33,450	2,037
*	Ellie Mae, Inc.	92,579	5,121
*	ePlus, Inc.	54,894	4,772
*	Everyday Health, Inc.	196,058	2,521
*	Exlservice Holdings, Inc.	134,259	4,994
	Fair Isaac Corp.	74,990	6,653
	FEI Co.	39,995	3,053
*	Five9, Inc.	351,089	1,952
*	Fleetmatics Group PLC	145,870	6,542
	Heartland Payment Systems, Inc.	110,300	5,168
*	HubSpot, Inc.	40,011	1,596
	j2 Global, Inc.	77,860	5,114
*	Manhattan Associates, Inc.	92,983	4,706
*	Marketo, Inc.	78,060	2,000

Small Cap Growth Stock Portfolio

	Common Stocks (95.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Model N, Inc.	231,040	2,763
*	Nanometrics, Inc.	59,269	997
*	NetScout Systems, Inc.	78,210	3,430
*	PTC, Inc.	144,350	5,221
*	Q2 Holdings, Inc.	85,630	1,810
*	Qorvo, Inc.	71,587	5,706
*	Qualys, Inc.	70,835	3,292
	Solera Holdings, Inc.	67,610	3,493
*	Sonus Networks, Inc.	140,044	1,104
*	SunEdison Semiconductor, Ltd.	99,880	2,579
*	SunEdison, Inc.	216,494	5,196
*	SunPower Corp.	118,755	3,718
*	Tyler Technologies, Inc.	66,600	8,027
	Ubiquiti Networks, Inc.	68,190	2,015
*	Verint Systems, Inc.	68,970	4,271
*	WebMD Health Corp.	78,285	3,432
*	WEX, Inc.	30,690	3,295

	Total		137,908

	Materials (5.0%)
	Cabot Corp.	61,995	2,790
	Graphic Packaging Holding Co.	471,400	6,854
*	Headwaters, Inc.	299,345	5,490
*	Omnova Solutions, Inc.	325,820	2,779
	Orion Engineered Carbons SA	52,400	943
	PolyOne Corp.	139,590	5,214
	Silgan Holdings, Inc.	68,600	3,988

	Total		28,058

	Total Common Stocks
	(Cost: $416,198)		531,701

	Investment Companies (3.5%)

	Investment Companies (3.5%)
	iShares Russell 2000 Growth Index Fund	128,000	19,398

	Total		19,398

	Total Investment Companies
	(Cost: $18,505)		19,398

	Total Investments (98.8%)
	(Cost: $434,703)(a)		551,099

	Other Assets, Less
	Liabilities (1.2%)		6,867

	Net Assets (100.0%)		557,966

Small Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $434,703 and the net unrealized appreciation of investments based on that cost was $116,396 which is comprised of $135,378 aggregate gross unrealized appreciation and $18,982 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$531,701	$-	$-
Investment Companies	19,398	-	-
Total	$551,099	$-	$-

Index 600 Stock Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.3%)
*	Aeropostale, Inc.	10,506	36
*	American Public Education, Inc.	2,287	69
	Arctic Cat, Inc.	1,719	62
*	Barnes & Noble, Inc.	6,024	143
	Big 5 Sporting Goods Corp.	2,415	32
*	Biglari Holdings, Inc.	228	94
*	BJ’s Restaurants, Inc.	2,895	146
*	Blue Nile, Inc.	1,576	50
	Bob Evans Farms, Inc.	3,139	145
*	Boyd Gaming Corp.	10,450	148
	Brown Shoe Co., Inc.	5,811	191
	The Buckle, Inc.	3,726	190
	Callaway Golf Co.	10,299	98
	Capella Education Co.	1,443	94
*	Career Education Corp.	7,979	40
	The Cato Corp. - Class A	3,410	135
	The Children’s Place Retail Stores, Inc.	2,815	181
*	Christopher & Banks Corp.	4,903	27
	Cracker Barrel Old Country Store, Inc.	3,177	483
*	Crocs, Inc.	10,335	122
	DineEquity, Inc.	2,209	236
*	Dorman Products, Inc.	4,058	202
	Drew Industries, Inc.	3,177	196
*	The E.W. Scripps Co. - Class A	3,985	113
	Ethan Allen Interiors, Inc.	3,458	96
	The Finish Line, Inc. - Class A	6,198	152
*	Francesca’s Holdings Corp.	5,616	100
	Fred’s, Inc. - Class A	4,603	79
*	FTD Companies, Inc.	2,481	74
*	Genesco, Inc.	3,197	228
*	G-III Apparel Group, Ltd.	2,536	286
	Group 1 Automotive, Inc.	2,833	245
	Harte-Hanks, Inc.	5,661	44
	Haverty Furniture Cos., Inc.	2,741	68
*	Helen of Troy, Ltd.	3,548	289
*	Hibbett Sports, Inc.	3,320	163
*	Iconix Brand Group, Inc.	6,355	214
	Interval Leisure Group, Inc.	5,231	137
*	iRobot Corp.	3,940	129
	Jack in the Box, Inc.	5,055	485
*	Kirkland’s, Inc.	1,958	47
	La-Z-Boy, Inc.	6,797	191
	Lithia Motors, Inc. - Class A	3,032	301
*	Lumber Liquidators Holdings, Inc.	3,594	111
*	M/I Homes, Inc.	3,255	78
	The Marcus Corp.	2,439	52
*	MarineMax, Inc.	3,345	89

	Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Marriott Vacations Worldwide Corp.	3,713	301
	The Men’s Wearhouse, Inc.	6,067	317
*	Meritage Homes Corp.	4,965	241
*	Monarch Casino & Resort, Inc.	1,339	26
	Monro Muffler Brake, Inc.	4,204	273
	Movado Group, Inc.	2,407	69
	Nutrisystem, Inc.	3,846	77
	Outerwall, Inc.	2,519	167
	Oxford Industries, Inc.	1,925	145
	Papa John’s International, Inc.	3,909	242
*	The Pep Boys - Manny, Moe & Jack	7,105	68
*	Perry Ellis International, Inc.	1,597	37
	PetMed Express, Inc.	2,691	44
*	Pinnacle Entertainment, Inc.	7,999	289
	Pool Corp.	5,792	404
*	Popeyes Louisiana Kitchen, Inc.	3,069	184
*	Quiksilver, Inc.	16,383	30
*	Red Robin Gourmet Burgers, Inc.	1,865	162
*	Regis Corp.	5,915	97
*	Ruby Tuesday, Inc.	8,222	49
	Ruth’s Hospitality Group, Inc.	4,618	73
	The Ryland Group, Inc.	6,198	302
	Scholastic Corp.	3,560	146
*	Scientific Games Corp. - Class A	6,533	68
*	Select Comfort Corp.	6,993	241
*	Sizmek, Inc.	2,947	21
*	Skechers U.S.A., Inc. - Class A	5,457	392
	Sonic Automotive, Inc. - Class A	4,396	109
	Sonic Corp.	6,751	214
	Stage Stores, Inc.	4,200	96
	Standard Motor Products, Inc.	2,766	117
*	Standard Pacific Corp.	19,532	176
	Stein Mart, Inc.	3,759	47
*	Steven Madden, Ltd.	7,440	283
*	Strayer Education, Inc.	1,448	77
	Sturm, Ruger & Co., Inc.	2,488	123
	Superior Industries International, Inc.	3,076	58
	Texas Roadhouse, Inc.	8,346	304
*	Tuesday Morning Corp.	5,818	94
*	Unify, Inc.	1,908	69
*	Universal Electronics, Inc.	2,110	119
	Universal Technical Institute, Inc.	2,868	28

	Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Vitamin Shoppe, Inc.	4,100	169
*	VOXX International Corp.	2,627	24
	Winnebago Industries, Inc.	3,574	76
	Wolverine World Wide, Inc.	13,686	458
*	Zumiez, Inc.	2,871	116

	Total		14,113

	Consumer Staples (2.7%)
	The Andersons, Inc.	3,545	147
	B&G Foods, Inc.	7,125	210
	Calavo Growers, Inc.	2,044	105
	Cal-Maine Foods, Inc.	3,983	155
	Casey’s General Stores, Inc.	5,159	465
*	Central Garden & Pet Co. - Class A	5,634	60
*	Darling Ingredients, Inc.	21,871	306
*	Diamond Foods, Inc.	3,509	114
	Inter Parfums, Inc.	2,262	74
	J & J Snack Foods Corp.	1,985	212
*	Medifast, Inc.	1,489	45
	Sanderson Farms, Inc.	2,739	218
*	Seneca Foods Corp. - Class A	941	28
	Snyder’s-Lance, Inc.	6,919	221
	SpartanNash Co.	5,021	158
	Universal Corp.	3,003	142
	WD-40 Co.	1,828	162

	Total		2,822

	Energy (3.0%)
*	Approach Resources, Inc.	4,957	33
*	Arch Coal, Inc.	28,186	28
*	Basic Energy Services, Inc.	4,500	31
*	Bill Barrett Corp.	6,576	55
*	Bonanza Creek Energy, Inc.	5,110	126
	Bristow Group, Inc.	4,615	251
*	C&J Energy Services, Ltd.	6,099	68
	CARBO Ceramics, Inc.	2,627	80
*	Carrizo Oil & Gas, Inc.	5,636	280
*	Cloud Peak Energy, Inc.	8,102	47
	Comstock Resources, Inc.	5,881	21
*	Contango Oil & Gas Co.	2,086	46
*	ERA Group, Inc.	2,574	54
	Exterran Holdings, Inc.	9,141	307
*	Geospace Technologies Corp.	1,746	29
	Green Plains, Inc.	4,544	130
	Gulf Island Fabrication, Inc.	1,773	26
	GulfMark Offshore, Inc. - Class A	3,336	43
*	Hornbeck Offshore Services, Inc.	4,202	79
*	ION Geophysical Corp.	17,035	37
*	Matrix Service Co.	3,547	62
*	Newpark Resources, Inc.	11,163	102

Index 600 Stock Portfolio

	Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Northern Oil and Gas, Inc.	7,555	58
	Paragon Offshore PLC	11,253	15
*	PDC Energy, Inc.	4,768	258
*	Penn Virginia Corp.	9,505	62
*	PetroQuest Energy, Inc.	7,783	18
*	Pioneer Energy Services Corp.	8,480	46
*	Rex Energy Corp.	6,604	24
*	SEACOR Holdings, Inc.	2,289	159
*	Stone Energy Corp.	7,424	109
*	Swift Energy Co.	5,843	13
*	Synergy Resources Corp.	12,007	142
	Tesco Corp.	4,790	54
*	TETRA Technologies, Inc.	10,569	65
	US Silica Holdings, Inc.	7,080	252

	Total		3,210

	Financials (20.9%)
	Acadia Realty Trust	9,049	316
	Agree Realty Corp.	2,339	77
	American Assets Trust, Inc.	4,917	213
	American Equity Investment Life Holding Co.	10,208	297
	AMERISAFE, Inc.	2,509	116
	Associated Estates Realty Corp.	7,663	189
	Astoria Financial Corp.	11,678	151
	Aviv REIT, Inc.	3,263	119
	Bank Mutual Corp.	5,763	42
	Bank of the Ozarks, Inc.	9,332	345
	Banner Corp.	2,553	117
	BBCN Bancorp, Inc.	10,557	153
*	BofI Holding, Inc.	1,762	164
	Boston Private Financial Holdings, Inc.	11,037	134
	Brookline Bancorp, Inc.	9,299	93
	Calamos Asset Management, Inc.	2,263	30
	Capstead Mortgage Corp.	12,722	150
	Cardinal Financial Corp.	4,253	85
	CareTrust REIT, Inc.	3,730	51
	Cash America International, Inc.	3,825	89
	Cedar Realty Trust, Inc.	9,811	73
	Central Pacific Financial Corp.	3,508	81
	Chesapeake Lodging Trust	7,156	242
	City Holding Co.	2,014	95
	Columbia Banking System, Inc.	7,095	206
	Community Bank System, Inc.	5,416	192
	CoreSite Realty Corp.	2,837	138
	Cousins Properties, Inc.	27,302	289
	CVB Financial Corp.	12,812	204
	DiamondRock Hospitality Co.	26,621	376
	Dime Community Bancshares	4,013	65

	Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	EastGroup Properties, Inc.	4,245	255
	Education Realty Trust, Inc.	6,380	226
*	eHealth, Inc.	2,366	22
	Employers Holdings, Inc.	4,182	113
*	Encore Capital Group, Inc.	3,186	133
*	Enova International, Inc.	3,505	69
	EPR Properties	7,574	455
	Evercore Partners, Inc.	4,898	253
*	EZCORP, Inc. - Class A	6,483	59
	F.N.B. Corp.	22,927	301
	Financial Engines, Inc.	6,900	289
*	First BanCorp/Puerto Rico	13,857	86
*	First Cash Financial Services, Inc.	3,760	175
	First Commonwealth Financial Corp.	12,020	108
	First Financial Bancorp.	8,162	145
	First Financial Bankshares, Inc.	8,515	235
	First Midwest Bancorp, Inc.	10,351	180
*	Forestar Group, Inc.	4,464	70
	Franklin Street Properties Corp.	11,839	152
	FXCM, Inc. - Class A	5,636	12
	The GEO Group, Inc.	9,851	431
	Getty Realty Corp.	3,461	63
	Glacier Bancorp, Inc.	9,970	251
	Government Properties Income Trust	9,342	213
*	Green Dot Corp. - Class A	5,352	85
	Greenhill & Co., Inc.	3,555	141
	Hanmi Financial Corp.	4,237	90
	HCI Group, Inc.	1,186	54
	Healthcare Realty Trust, Inc.	13,199	367
	HFF, Inc. - Class A	4,352	163
	Home BancShares, Inc.	7,806	265
	Horace Mann Educators Corp.	5,455	187
	Independent Bank Corp.	3,468	152
	Infinity Property & Casualty Corp.	1,524	125
	Inland Real Estate Corp.	11,732	125
	Interactive Brokers Group, Inc. - Class A	7,764	264
*	Investment Technology Group, Inc.	4,619	140
	Kite Realty Group Trust	11,088	312
	LegacyTexas Financial Group, Inc.	4,812	109
	Lexington Realty Trust	28,061	276
	LTC Properties, Inc.	4,719	217
	MarketAxess Holdings, Inc.	4,957	411
	MB Financial, Inc.	8,486	266
	Meadowbrook Insurance Group, Inc.	6,185	53
	Medical Properties Trust, Inc.	27,711	408
	Montpelier Re Holdings, Ltd.	4,923	189

	Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	National Penn Bancshares, Inc.	15,621	168
*	The Navigators Group, Inc.	1,442	112
	NBT Bancorp, Inc.	5,871	147
	Northwest Bancshares, Inc.	12,577	149
	OFG Bancorp	5,924	97
	Old National Bancorp	14,479	205
	Oritani Financial Corp.	4,982	73
	Parkway Properties, Inc.	11,180	194
	Pennsylvania Real Estate Investment Trust	9,164	213
	Pinnacle Financial Partners, Inc.	4,323	192
*	Piper Jaffray Cos., Inc.	2,222	117
	Post Properties, Inc.	7,249	413
*	PRA Group, Inc.	6,437	350
	PrivateBancorp, Inc.	9,382	330
	ProAssurance Corp.	7,411	340
	Provident Financial Services, Inc.	7,153	133
	PS Business Parks, Inc.	2,573	214
	Retail Opportunity Investments Corp.	12,389	227
	RLI Corp.	4,926	258
	S&T Bancorp, Inc.	3,781	107
	Sabra Health Care REIT, Inc.	7,865	261
	Safety Insurance Group, Inc.	1,674	100
	Saul Centers, Inc.	1,491	85
	Selective Insurance Group, Inc.	7,552	219
	Simmons First National Corp. - Class A	2,064	94
	Southside Bancshares, Inc.	2,942	84
	Sovran Self Storage, Inc.	4,721	444
	Sterling Bancorp	11,937	160
	Stewart Information Services Corp.	2,930	119
	Summit Hotel Properties, Inc.	11,431	161
	Susquehanna Bancshares, Inc.	24,183	332
	Talmer Bancorp, Inc.	7,679	118
*	Texas Capital Bancshares, Inc.	6,076	296
	Tompkins Financial Corp.	1,582	85
	TrustCo Bank Corp. NY	12,608	87
	UMB Financial Corp.	5,042	267
	United Bankshares, Inc.	8,468	318
	United Community Banks, Inc.	6,001	113
	United Fire Group, Inc.	2,787	89
	United Insurance Holdings Corp.	2,196	49
	Universal Health Realty Income Trust	1,766	99
	Universal Insurance Holdings, Inc.	3,985	102
	Urstadt Biddle Properties, Inc. - Class A	3,721	86

Index 600 Stock Portfolio

	Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Virtus Investment Partners, Inc.	930	122
	Westamerica Bancorporation	3,402	147
	Wilshire Bancorp, Inc.	9,361	93
	Wintrust Financial Corp.	6,281	299
*	World Acceptance Corp.	1,202	88

	Total		22,143

	Health Care (11.2%)
	Abaxis, Inc.	2,813	180
*	ABIOMED, Inc.	4,912	352
	Aceto Corp.	3,633	80
*	Acorda Therapeutics, Inc.	5,653	188
*	Affymetrix, Inc.	9,921	125
*	Air Methods Corp.	4,744	221
*	Albany Molecular Research, Inc.	3,161	56
*	Almost Family, Inc.	1,045	47
*	Amedisys, Inc.	4,471	120
*	AMN Healthcare Services, Inc.	6,255	144
*	AmSurg Corp.	6,300	388
	Analogic Corp.	1,647	150
*	AngioDynamics, Inc.	3,411	61
*	ANI Pharmaceuticals, Inc.	1,089	68
*	Anika Therapeutics, Inc.	1,972	81
*	Bio-Reference Laboratories, Inc.	3,283	116
*	Cambrex Corp.	4,129	164
	Cantel Medical Corp.	4,687	223
	Chemed Corp.	2,257	269
	Computer Programs and Systems, Inc.	1,384	75
	CONMED Corp.	3,661	185
*	CorVel Corp.	1,164	40
*	Cross Country Healthcare, Inc.	3,985	47
	CryoLife, Inc.	3,339	35
*	Cyberonics, Inc.	3,457	224
*	Cynosure, Inc. - Class A	2,874	88
*	DepoMed, Inc.	7,908	177
*	Emergent Biosolutions, Inc.	3,927	113
	Ensign Group, Inc.	2,998	140
*	ExamWorks Group, Inc.	4,598	191
*	Greatbatch, Inc.	3,366	195
*	Haemonetics Corp.	6,837	307
*	Hanger, Inc.	4,686	106
*	HealthStream, Inc.	2,830	71
*	Healthways, Inc.	4,715	93
*	ICU Medical, Inc.	1,828	170
*	Impax Laboratories, Inc.	8,808	413
*	Integra LifeSciences Holdings	3,351	207
	Invacare Corp.	3,880	75
*	IPC Healthcare, Inc.	2,295	107
	Kindred Healthcare, Inc.	10,552	251
	Landauer, Inc.	1,270	45
*	Lannett Co., Inc.	3,518	238
*	LHC Group, Inc.	1,631	54

	Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Ligand Pharmaceuticals, Inc. - Class B	2,366	182
*	Luminex Corp.	5,071	81
*	Magellan Health, Inc.	3,541	251
*	Masimo Corp.	6,357	210
*	MedAssets, Inc.	7,996	150
*	The Medicines Co.	8,694	244
*	Medidata Solutions, Inc.	7,225	354
	Meridian Bioscience, Inc.	5,538	106
*	Merit Medical Systems, Inc.	5,793	111
*	Molina Healthcare, Inc.	4,304	290
*	Momenta Pharmaceuticals, Inc.	6,423	98
*	Natus Medical, Inc.	4,239	167
*	Neogen Corp.	4,907	229
*	NuVasive, Inc.	6,393	294
*	Omnicell, Inc.	4,727	166
*	PAREXEL International Corp.	7,275	502
*	PharMerica Corp.	4,004	113
*	Prestige Brands Holdings, Inc.	6,941	298
*	The Providence Service Corp.	1,579	84
	Quality Systems, Inc.	5,843	93
*	Repligen Corp.	4,084	124
*	Sagent Pharmaceuticals, Inc.	3,008	70
	Select Medical Holdings Corp.	12,894	191
*	Spectrum Pharmaceuticals, Inc.	7,684	47
*	SurModics, Inc.	1,718	45
*	Vascular Solutions, Inc.	2,079	63
	West Pharmaceutical Services, Inc.	9,493	571

	Total		11,814

	Industrials (14.2%)
	AAON, Inc.	5,527	136
	AAR Corp.	5,019	154
	ABM Industries, Inc.	6,914	220
	Actuant Corp. - Class A	8,190	194
*	Aegion Corp.	4,958	89
*	Aerovironment, Inc.	2,664	71
	Albany International Corp. - Class A	3,800	151
	Allegiant Travel Co.	1,803	347
	American Science and Engineering, Inc.	994	49
*	American Woodmark Corp.	1,668	91
	Apogee Enterprises, Inc.	3,850	166
	Applied Industrial Technologies, Inc.	5,460	247
	ArcBest Corp.	3,209	122
	Astec Industries, Inc.	2,497	107
*	Atlas Air Worldwide Holdings, Inc.	3,294	142
	AZZ, Inc.	3,414	159
	Barnes Group, Inc.	6,528	264

	Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Brady Corp. - Class A	6,334	179
	Briggs & Stratton Corp.	5,975	123
	The Brink’s Co.	6,449	178
	CDI Corp.	1,929	27
	Celadon Group, Inc.	2,924	80
	CIRCOR International, Inc.	2,348	128
	Comfort Systems USA, Inc.	4,922	104
	Cubic Corp.	2,889	150
	Curtiss-Wright Corp.	6,345	469
*	DXP Enterprises, Inc.	1,709	75
*	Dycom Industries, Inc.	4,517	221
	EMCOR Group, Inc.	8,362	389
	Encore Wire Corp.	2,476	94
	EnerSys	5,866	377
	Engility Holdings, Inc.	2,317	70
	EnPro Industries, Inc.	3,213	212
	ESCO Technologies, Inc.	3,468	135
	Exponent, Inc.	1,709	152
	Federal Signal Corp.	8,330	131
	Forward Air Corp.	4,047	220
	Franklin Electric Co., Inc.	5,240	200
	G & K Services, Inc. - Class A	2,647	192
*	GenCorp, Inc.	8,327	193
	General Cable Corp.	6,489	112
*	Gibraltar Industries, Inc.	3,858	63
	Griffon Corp.	5,570	97
	Healthcare Services Group, Inc.	9,462	304
	Heartland Express, Inc.	7,344	174
	Heidrick & Struggles International, Inc.	2,180	54
	Hillenbrand, Inc.	8,360	258
*	Hub Group, Inc. - Class A	4,553	179
	Insperity, Inc.	2,994	156
	Interface, Inc.	8,838	184
	John Bean Technologies Corp.	3,893	139
	Kaman Corp.	3,604	153
	Kelly Services, Inc. - Class A	3,957	69
	Knight Transportation, Inc.	8,081	261
	Korn/Ferry International	6,694	220
	Lindsay Corp.	1,595	122
*	Lydall, Inc.	2,300	73
	Matson, Inc.	5,761	243
	Matthews International Corp. - Class A	3,941	203
	Mobile Mini, Inc.	6,129	261
*	Moog, Inc. - Class A	5,292	397
	Mueller Industries, Inc.	7,558	273
	National Presto Industries, Inc.	652	41
*	Navigant Consulting, Inc.	6,385	83
*	On Assignment, Inc.	6,158	236
*	Orion Marine Group, Inc.	3,654	32
*	PGT, Inc.	6,323	71
	Powell Industries, Inc.	1,233	42
	Quanex Building Products Corp.	4,497	89

Index 600 Stock Portfolio

	Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Republic Airways Holdings, Inc.	6,657	91
	Resources Connection, Inc.	4,998	87
*	Roadrunner Transportation Systems, Inc.	3,686	93
*	Saia, Inc.	3,277	145
	Simpson Manufacturing Co., Inc.	5,564	208
	SkyWest, Inc.	6,817	100
	Standex International Corp.	1,696	139
*	TASER International, Inc.	6,973	168
	Tennant Co.	2,445	160
	Tetra Tech, Inc.	8,187	197
	Titan International, Inc.	7,139	67
	The Toro Co.	7,391	518
*	TrueBlue, Inc.	5,516	134
	UniFirst Corp.	2,082	245
	United Stationers, Inc.	5,120	210
	Universal Forest Products, Inc.	2,653	147
	US Ecology, Inc.	2,872	143
*	UTI Worldwide, Inc.	12,182	150
*	Veritiv Corp.	1,083	48
	Viad Corp.	2,665	74
*	Vicor Corp.	2,208	34
*	WageWorks, Inc.	4,389	234
	Watts Water Technologies, Inc. - Class A	3,763	207

	Total		14,996

	Information Technology (14.4%)
	ADTRAN, Inc.	7,096	133
*	Advanced Energy Industries, Inc.	5,078	130
*	Agilysys, Inc.	1,969	19
*	Anixter International, Inc.	3,622	276
	Badger Meter, Inc.	1,919	115
	Bel Fuse, Inc. - Class B	1,420	27
*	Benchmark Electronics, Inc.	6,992	168
	Black Box Corp.	2,040	43
	Blackbaud, Inc.	6,149	291
*	Blucora, Inc.	5,450	74
*	Bottomline Technologies, Inc.	5,015	137
	Brooks Automation, Inc.	8,938	104
*	Cabot Microelectronics Corp.	3,146	157
*	CACI International, Inc. - Class A	3,208	288
*	CalAmp Corp.	4,773	77
*	Cardtronics, Inc.	5,949	224
*	CEVA, Inc.	2,681	57
	Checkpoint Systems, Inc.	5,554	60
*	CIBER, Inc.	9,399	39
*	Cirrus Logic, Inc.	8,330	277
*	Coherent, Inc.	3,284	213
	Cohu, Inc.	3,413	37
*	comScore, Inc.	4,539	232

	Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Comtech Telecommunications Corp.	2,158	63
	CSG Systems International, Inc.	4,558	139
	CTS Corp.	4,441	80
	Daktronics, Inc.	5,213	56
*	Dealertrack Holdings, Inc.	5,919	228
*	Dice Holdings, Inc.	5,021	45
*	Digi International, Inc.	3,234	32
*	Diodes, Inc.	4,871	139
*	DSP Group, Inc.	2,870	34
*	DTS, Inc.	2,282	78
	Ebix, Inc.	3,896	118
	Electro Scientific Industries, Inc.	3,551	22
*	Electronics for Imaging, Inc.	6,227	260
*	Entropic Communications, Inc.	12,079	36
	EPIQ Systems, Inc.	4,230	76
*	Exar Corp.	6,299	63
*	Exlservice Holdings, Inc.	4,186	156
*	Fabrinet	3,945	75
*	FARO Technologies, Inc.	2,299	143
	Forrester Research, Inc.	1,438	53
*	Gerber Scientific, Inc.	2,359	-
*	Harmonic, Inc.	11,769	87
	Heartland Payment Systems, Inc.	4,833	226
*	IGATE Corp.	4,725	202
*	II-VI, Inc.	6,888	127
*	Insight Enterprises, Inc.	5,279	151
*	Interactive Intelligence Group	2,277	94
*	Ixia	7,825	95
	j2 Global, Inc.	6,085	400
*	Kopin Corp.	8,051	28
*	Kulicke and Soffa Industries, Inc.	10,194	159
*	Liquidity Services, Inc.	3,264	32
	Littelfuse, Inc.	3,000	298
*	LivePerson, Inc.	6,604	68
*	LogMeIn, Inc.	3,248	182
*	Manhattan Associates, Inc.	9,857	499
	ManTech International Corp. - Class A	3,129	106
*	Mercury Systems, Inc.	4,308	67
	Methode Electronics, Inc. - Class A	5,092	240
	Micrel, Inc.	5,918	89
*	Microsemi Corp.	12,627	447
*	MicroStrategy, Inc. - Class A	1,203	204
	MKS Instruments, Inc.	7,064	239
	Monolithic Power Systems	4,795	252
	Monotype Imaging Holdings, Inc.	5,222	170
*	Monster Worldwide, Inc.	12,059	76
	MTS Systems Corp.	1,994	151
*	Nanometrics, Inc.	3,167	53
*	NETGEAR, Inc.	4,609	152

	Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	NetScout Systems, Inc.	4,980	218
*	Newport Corp.	5,261	100
	NIC, Inc.	8,072	143
*	OSI Systems, Inc.	2,472	184
	Park Electrochemical Corp.	2,781	60
*	Perficient, Inc.	4,678	97
	Pericom Semiconductor Corp.	2,701	42
*	Plexus Corp.	4,469	182
	Power Integrations, Inc.	3,895	203
*	Progress Software Corp.	6,728	183
*	QLogic Corp.	11,598	171
*	QuinStreet, Inc.	4,608	27
*	Rofin-Sinar Technologies, Inc.	3,730	90
*	Rogers Corp.	2,445	201
*	Rudolph Technologies, Inc.	4,285	47
*	Sanmina Corp.	11,044	267
*	ScanSource, Inc.	3,805	155
*	Stamps.com, Inc.	1,944	131
*	Super Micro Computer, Inc.	4,697	156
*	Sykes Enterprises, Inc.	5,173	129
*	Synaptics, Inc.	4,875	396
*	Synchronoss Technologies, Inc.	4,856	231
	SYNNEX Corp.	3,725	288
*	Take-Two Interactive Software, Inc.	11,202	285
*	Tangoe, Inc.	4,848	67
	TeleTech Holdings, Inc.	2,309	59
	Tessera Technologies, Inc.	6,252	252
*	TTM Technologies, Inc.	7,106	64
*	Ultratech, Inc.	3,638	63
*	VASCO Data Security International, Inc.	3,856	83
*	Veeco Instruments, Inc.	5,359	164
*	ViaSat, Inc.	5,819	347
*	Virtusa Corp.	3,577	148
*	XO Group, Inc.	3,213	57

	Total		15,258

	Materials (4.7%)
	A. Schulman, Inc.	3,865	186
*	A.M. Castle & Co.	2,315	8
*	AK Steel Holding Corp.	23,606	105
	American Vanguard Corp.	3,370	36
	Balchem Corp.	4,109	228
*	Boise Cascade Co.	5,242	196
	Calgon Carbon Corp.	7,008	148
*	Century Aluminum Co.	6,859	95
*	Clearwater Paper Corp.	2,539	166
	Deltic Timber Corp.	1,470	97
*	Flotek Industries, Inc.	6,590	97
	FutureFuel Corp.	2,961	30
	Globe Specialty Metals, Inc.	8,519	161
	H.B. Fuller Co.	6,680	286
	Hawkins, Inc.	1,258	48
	Haynes International, Inc.	1,653	74

Index 600 Stock Portfolio

	Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
*	Headwaters, Inc.	9,785	179
	Innophos Holdings, Inc.	2,852	161
*	Intrepid Potash, Inc.	7,467	86
	Kaiser Aluminum Corp.	2,338	180
	KapStone Paper & Packaging Corp.	11,227	369
	Koppers Holdings, Inc.	2,721	54
*	Kraton Performance Polymers, Inc.	4,183	85
*	LSB Industries, Inc.	2,587	107
	Materion Corp.	2,669	103
	Myers Industries, Inc.	3,305	58
	Neenah Paper, Inc.	2,217	139
	Olympic Steel, Inc.	1,211	16
	OM Group, Inc.	4,015	121
	P.H. Glatfelter Co.	5,722	157
	Quaker Chemical Corp.	1,767	151
	Rayonier Advanced Materials, Inc.	5,687	85
*	RTI International Metals, Inc.	4,085	147
	Schweitzer-Mauduit International, Inc.	4,053	187
	Stepan Co.	2,541	106
*	Stillwater Mining Co.	16,002	207
	SunCoke Energy, Inc.	8,804	131
	Tredegar Corp.	3,381	68
	Wausau Paper Corp.	6,646	63
	Zep, Inc.	3,061	52

	Total		4,973

	Telecommunication Services (0.6%)
*	8x8, Inc.	11,933	100
	Atlantic Tele-Network, Inc.	1,332	92
*	Cincinnati Bell, Inc.	27,827	98
	Consolidated Communications Holdings, Inc.	6,219	127
*	General Communication, Inc. - Class A	4,096	65
*	Iridium Communications, Inc.	10,482	102
	Lumos Networks Corp.	2,715	41
	Spok Holdings, Inc.	2,879	55

	Total		680

	Utilities (3.3%)
	ALLETE, Inc.	5,574	294
	American States Water Co.	5,075	203
	Avista Corp.	7,616	260
	El Paso Electric Co.	5,358	207
	The Laclede Group, Inc.	5,749	295
	New Jersey Resources Corp.	11,342	352
	Northwest Natural Gas Co.	3,625	174
	NorthWestern Corp.	6,246	336
	Piedmont Natural Gas Co., Inc.	10,460	386
	South Jersey Industries, Inc.	4,519	245
	Southwest Gas Corp.	6,193	360

Common Stocks (88.3%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
UIL Holdings Corp.	7,508	386

Total		3,498

Total Common Stocks
(Cost: $72,398)		93,507

Investment Companies (2.2%)

Investment Companies (2.2%)
iShares S&P SmallCap 600 Index Fund	19,652	2,320

Total		2,320

Total Investment Companies
(Cost: $2,296)		2,320

Total Investments (90.5%)
(Cost: $74,694)(a)		95,827

Other Assets, Less
Liabilities (9.5%)		10,029

Net Assets (100.0%)		105,856

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $74,694 and the net unrealized appreciation of investments based on that cost was $21,133 which is comprised of $24,954 aggregate gross unrealized appreciation and $3,821 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on March 31, 2015.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	JPMorgan Chase London	1-Month Usd Libor + 15 Basis Points (Bps)	S&P SmallCap 600 Index	5/15	9,953	$-

						$-

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$93,507	$-	$-
Investment Companies	2,320	-	-
Other Financial Instruments^
Total Return Swaps	-	-	-
Total	$95,827	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.7%)
	Aaron’s, Inc.	308,800	8,742
*	American Public Education, Inc.	58,500	1,754
*	Apollo Group, Inc. - Class A	60,200	1,139
*	Belmond, Ltd.	61,800	759
	Brunswick Corp.	62,100	3,195
*	Crocs, Inc.	100,900	1,192
	CSS Industries, Inc.	94,000	2,834
	Culp, Inc.	111,200	2,975
*	Dorman Products, Inc.	75,400	3,751
	Drew Industries, Inc.	86,700	5,335
	Ethan Allen Interiors, Inc.	101,200	2,797
	Fred’s, Inc. - Class A	130,659	2,233
	Haverty Furniture Cos., Inc.	145,900	3,630
	Interval Leisure Group, Inc.	56,900	1,491
*	Meritage Homes Corp.	122,000	5,934
*	Modine Manufacturing Co.	209,200	2,818
	National CineMedia, Inc.	60,400	912
	New Media Investment Group, Inc.	132,500	3,171
	Pier 1 Imports, Inc.	244,200	3,414
	Pool Corp.	71,200	4,967
*	Quiksilver, Inc.	344,900	638
*	Red Robin Gourmet Burgers, Inc.	27,000	2,349
	Saga Communications, Inc. - Class A	71,298	3,176
	Scholastic Corp.	7,800	319
*	Sportsman’s Warehouse Holdings, Inc.	198,300	1,584
	Stein Mart, Inc.	168,900	2,103
*	Steven Madden, Ltd.	39,400	1,497

	Total		74,709

	Consumer Staples (2.2%)
	Pinnacle Foods, Inc.	63,400	2,588
*	Post Holdings, Inc.	61,600	2,885
	PriceSmart, Inc.	17,000	1,445
	SpartanNash Co.	143,800	4,538
	Vector Group, Ltd.	68,000	1,494

	Total		12,950

	Energy (3.5%)
	Atwood Oceanics, Inc.	65,200	1,833
	Bristow Group, Inc.	29,200	1,590
	CARBO Ceramics, Inc.	46,700	1,425
*	Clayton Williams Energy, Inc.	38,300	1,939
	GasLog, Ltd.	64,800	1,258
*	Matador Resources Co.	125,600	2,753
*	PDC Energy, Inc.	46,300	2,502
*	Rosetta Resources, Inc.	73,700	1,254

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Teekay Tankers, Ltd. - Class A	527,600	3,029
	Tesco Corp.	155,600	1,769
*	TETRA Technologies, Inc.	214,200	1,324

	Total		20,676

	Financials (28.0%)
	Acadia Realty Trust	152,600	5,323
	Ares Capital Corp.	216,000	3,709
	Associated Estates Realty Corp.	112,300	2,772
	Assured Guaranty, Ltd.	94,300	2,489
	BBCN Bancorp, Inc.	163,500	2,366
	CatchMark Timber Trust, Inc. - Class A	96,570	1,132
	CBL & Associates Properties, Inc.	206,800	4,095
	Cedar Realty Trust, Inc.	318,400	2,385
	Columbia Banking System, Inc.	133,900	3,879
	Compass Diversified Holdings	151,000	2,582
	Corporate Office Properties Trust	47,200	1,387
	Douglas Emmett, Inc.	20,500	611
	East West Bancorp, Inc.	238,898	9,666
	Employers Holdings, Inc.	148,000	3,994
*	Enstar Group, Ltd.	5,300	752
	First Potomac Realty Trust	256,300	3,047
*	Forestar Group, Inc.	81,000	1,277
	Glacier Bancorp, Inc.	205,800	5,176
	Hatteras Financial Corp.	188,000	3,414
	Hercules Technology Growth Capital, Inc.	265,000	3,572
	Home BancShares, Inc.	309,200	10,479
	Home Properties, Inc.	39,700	2,751
	Janus Capital Group, Inc.	135,000	2,321
	JMP Group LLC	107,000	897
	Kilroy Realty Corp.	59,900	4,563
	Kite Realty Group Trust	89,525	2,522
	LaSalle Hotel Properties	142,600	5,541
	Main Street Capital Corp.	44,800	1,384
	Meadowbrook Insurance Group, Inc.	321,000	2,728
	National Bank Holding Corp. - Class A	160,200	3,013
	National Interstate Corp.	112,900	3,170
*	Piper Jaffray Cos., Inc.	35,900	1,883
	Potlatch Corp.	94,100	3,768
	ProAssurance Corp.	219,000	10,054
	PS Business Parks, Inc.	21,600	1,794
	Radian Group, Inc.	220,500	3,702
	Redwood Trust, Inc.	200,000	3,574
*	Safeguard Scientifics, Inc.	125,800	2,274
	Safety Insurance Group, Inc.	16,500	986

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Sandy Spring Bancorp, Inc.	126,100	3,308
	Saul Centers, Inc.	57,700	3,300
*	Signature Bank	38,400	4,976
	State Auto Financial Corp.	13,400	325
*	Strategic Hotels & Resorts, Inc.	206,400	2,566
*	SVB Financial Group	67,500	8,575
	Washington Real Estate Investment Trust	107,100	2,959
	Wintrust Financial Corp.	125,000	5,960
	WSFS Financial Corp.	19,200	1,452

	Total		164,453

	Health Care (6.6%)
	Analogic Corp.	36,000	3,272
	Atrion Corp.	10,200	3,524
	Ensign Group, Inc.	26,100	1,223
*	Halyard Health, Inc.	108,400	5,333
*	Momenta Pharmaceuticals, Inc.	129,000	1,961
	National Healthcare Corp.	68,800	4,383
*	Quidel Corp.	106,000	2,860
	Select Medical Holdings Corp.	133,300	1,977
*	Triple-S Management Corp. - Class B	93,000	1,849
*	WellCare Health Plans, Inc.	38,700	3,540
	West Pharmaceutical Services, Inc.	146,600	8,827

	Total		38,749

	Industrials (21.7%)
*	Aegion Corp.	152,100	2,745
	Alaska Air Group, Inc.	142,100	9,404
	Astec Industries, Inc.	57,500	2,466
*	Beacon Roofing Supply, Inc.	241,100	7,546
	Brady Corp. - Class A	47,800	1,352
	CIRCOR International, Inc.	64,400	3,523
	Comfort Systems USA, Inc.	161,400	3,396
	Cubic Corp.	28,600	1,481
	ESCO Technologies, Inc.	118,300	4,611
	Franklin Electric Co., Inc.	88,500	3,375
*	FTI Consulting, Inc.	75,000	2,809
	G & K Services, Inc. - Class A	92,000	6,673
*	Genesee & Wyoming, Inc. - Class A	109,000	10,512
*	Gibraltar Industries, Inc.	183,000	3,003
	Hillenbrand, Inc.	42,390	1,309
*	Hub Group, Inc. - Class A	65,700	2,581
	Kaman Corp.	77,800	3,301
*	Kirby Corp.	53,600	4,023

Small Cap Value Portfolio

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Landstar System, Inc.	130,800	8,672
	Luxfer Holdings PLC, ADR	75,100	1,004
	Matthews International Corp. - Class A	117,800	6,068
	McGrath RentCorp	192,500	6,335
	MSA Safety, Inc.	85,200	4,250
*	Navigant Consulting, Inc.	197,000	2,553
	Nordson Corp.	56,200	4,403
	RBC Bearings, Inc.	26,100	1,998
	Sun Hydraulics Corp.	57,000	2,358
	Universal Forest Products, Inc.	66,500	3,689
	Universal Truckload Services, Inc.	102,094	2,571
	US Ecology, Inc.	83,900	4,192
*	UTI Worldwide, Inc.	164,700	2,026
	Woodward, Inc.	44,400	2,265
	YRC Worldwide, Inc.	40,500	727

	Total		127,221

	Information Technology (9.9%)
*	Advanced Energy Industries, Inc.	134,300	3,446
	Badger Meter, Inc.	24,600	1,475
	Belden, Inc.	88,100	8,243
	Brooks Automation, Inc.	154,000	1,791
*	Cabot Microelectronics Corp.	104,000	5,197
	Electro Rent Corp.	224,700	2,548
	Electro Scientific Industries, Inc.	205,400	1,269
*	Entegris, Inc.	102,200	1,399
*	Fabrinet	153,000	2,905
	Intersil Corp. - Class A	61,500	881
*	Ixia	259,500	3,148
	Littelfuse, Inc.	70,600	7,017
	Methode Electronics, Inc. - Class A	59,900	2,818
*	Newport Corp.	97,000	1,849
*	Progress Software Corp.	121,900	3,312
*	Sonus Networks, Inc.	101,660	801
	SYNNEX Corp.	94,800	7,323
	Teradyne, Inc.	146,200	2,756

	Total		58,178

	Materials (7.6%)
	American Vanguard Corp.	135,000	1,434
	AptarGroup, Inc.	116,500	7,400
	Carpenter Technology Corp.	44,200	1,719
*	Clearwater Paper Corp.	73,300	4,787
	Deltic Timber Corp.	60,300	3,995
	Innospec, Inc.	174,500	8,095
	Minerals Technologies, Inc.	84,000	6,140
	Myers Industries, Inc.	196,000	3,436
	Royal Gold, Inc.	34,100	2,152
*	Ryerson Holding Corp.	67,400	429
*	Stillwater Mining Co.	145,700	1,882
	Wausau Paper Corp.	346,000	3,297

	Total		44,766

Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

Utilities (4.7%)
Black Hills Corp.	54,600	2,754
Cleco Corp.	95,000	5,179
El Paso Electric Co.	106,000	4,096
NorthWestern Corp.	89,300	4,803
ONE Gas, Inc.	27,700	1,198
PNM Resources, Inc.	121,300	3,542
Portland General Electric Co.	15,800	586
Southwest Gas Corp.	80,300	4,671
Vectren Corp.	10,400	459

Total		27,288

Total Common Stocks
(Cost: $383,044)		568,990

Investment Companies (0.6%)

Domestic Equity (0.6%)
iShares Russell 2000 Value Index Fund	32,300	3,334

Total		3,334

Total Investment Companies
(Cost: $1,822)		3,334

Short-Term Investments (2.3%)

Money Market Funds (2.3%)
T. Rowe Price Reserve Investment Fund	13,564,411	13,564

Total		13,564

Total Short-Term Investments
(Cost: $13,564)		13,564

Total Investments (99.8%)
(Cost: $398,430)(a)		585,888

Other Assets, Less
Liabilities (0.2%)		1,070

Net Assets (100.0%)		586,958

Small Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $398,430 and the net unrealized appreciation of investments based on that cost was $187,459 which is comprised of $200,802 aggregate gross unrealized appreciation and $13,343 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$568,990	$-	$-
Investment Companies	3,334	-	-
Short-Term Investments	13,564	-	-
Total	$585,888	$-	$-

International Growth Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Foreign Common Stocks (95.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.9%)
	Cie Financiere Richemont SA	Switzerland	125,117	10,073
*	Hella KGaA Hueck & Co.	Germany	55,513	2,672
*	Liberty Global PLC	United Kingdom	193,684	9,969
	L’Occitane International SA	Luxembourg	2,438,219	6,954
	Melco International Development, Ltd.	Hong Kong	1,903,000	3,212
	NGK Spark Plug Co., Ltd.	Japan	500,600	13,467
	Samsonite International SA	Luxembourg	2,237,600	7,785
	Sekisui Chemical Co., Ltd.	Japan	733,000	9,519
	Volkswagen AG	Germany	57,290	15,246

	Total			78,897

	Consumer Staples (8.5%)
	Diageo PLC	United Kingdom	338,015	9,320
	ITC, Ltd.	India	495,745	2,576
	Reckitt Benckiser Group PLC	United Kingdom	116,418	9,978
	SABMiller PLC	United Kingdom	226,152	11,834
	Unilever NV	Netherlands	139,798	5,848

	Total			39,556

	Energy (5.3%)
	Inpex Corp.	Japan	831,700	9,176
	Koninklijke Vopak NV	Netherlands	36,060	1,993
*	MEG Energy Corp.	Canada	104,064	1,681
	PrairieSky Royalty, Ltd.	Canada	125,384	2,958
	Royal Dutch Shell PLC	Netherlands	145,173	4,335
	Total SA	France	92,443	4,599

	Total			24,742

	Financials (24.9%)
	AIA Group, Ltd.	Hong Kong	2,290,800	14,343
*	Banca Popolare di Milano Scarl	Italy	2,747,464	2,772
	Banco Bilbao Vizcaya Argentaria SA	Spain	816,563	8,241
*	Banco Bilbao Vizcaya Argentaria SA - Rights	Spain	816,563	118
	Bangkok Bank PCL	Thailand	793,400	4,493
	BNP Paribas SA	France	140,842	8,566
	Countrywide PLC	United Kingdom	674,729	5,135
*	Dalian Wanda Commercial Properties Co., Ltd.	China	620,602	3,841
	Deutsche Bank AG	Germany	221,118	7,693
	Housing Development Finance Corp., Ltd.	India	146,395	3,077
	HSBC Holdings PLC	United Kingdom	432,302	3,679
	ICICI Bank, Ltd.	India	831,119	4,178
	Intesa Sanpaolo SPA	Italy	80,378	273
	Kennedy Wilson Europe Real Estate PLC	United Kingdom	566,959	9,240
*	Lloyds Banking Group PLC	United Kingdom	1,806,242	2,096
	Mitsubishi Estate Co., Ltd.	Japan	236,000	5,478
	Mori Hills REIT Investment Corp.	Japan	3,506	4,940
	Prudential PLC	United Kingdom	494,052	12,233

	Foreign Common Stocks (95.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Seven Bank, Ltd.	Japan	648,897	3,204
	Societe Generale SA	France	109,020	5,271
	Turkiye Halk Bankasi A.S.	Turkey	420,066	2,070
	UniCredit SpA	Italy	806,645	5,471

	Total			116,412

	Health Care (9.8%)
	Bayer AG	Germany	54,442	8,180
	Essilor International SA	France	88,309	10,140
*	Indivior PLC	United Kingdom	1,925,630	5,418
	Novo Nordisk A/S	Denmark	169,846	9,088
	Roche Holding AG	Switzerland	35,417	9,766
	Shire PLC	Ireland	40,760	3,241

	Total			45,833

	Industrials (7.6%)
	Brenntag AG	Germany	177,890	10,665
	Panalpina Welttransport Holding AG	Switzerland	83,345	12,158
	Schneider Electric SE	France	117,775	9,161
	TNT Express NV	Netherlands	574,333	3,651

	Total			35,635

	Information Technology (9.8%)
*	Alibaba Group Holding, Ltd., ADR	China	53,733	4,473
	ARM Holdings PLC	United Kingdom	578,045	9,464
*	Auto Trader Group PLC	United Kingdom	529,608	1,978
	Hexagon AB - Class B	Sweden	110,214	3,919
	Keyence Corp.	Japan	12,900	7,046
	Sumco Corp.	Japan	259,847	4,370
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,678,000	7,785
	Tencent Holdings, Ltd.	China	137,500	2,601
	TravelSky Technology, Ltd.	China	3,796,000	4,373

	Total			46,009

	Materials (10.8%)
	Alent PLC	United Kingdom	1,324,668	7,321
*	APERAM SA	Luxembourg	87,721	3,522
*	Glencore PLC	United Kingdom	2,419,046	10,184
	LyondellBasell Industries NV	Netherlands	41,162	3,614
*	Outokumpu OYJ	Finland	598,057	4,755
	Shin-Etsu Chemical Co., Ltd.	Japan	163,100	10,662
	Sumitomo Metal Mining Co., Ltd.	Japan	311,000	4,553
	ThyssenKrupp AG	Germany	230,090	6,042

	Total			50,653

	Telecommunication Services (1.3%)
	Vodafone Group PLC	United Kingdom	1,904,352	6,224

	Total			6,224

International Growth Portfolio

Foreign Common Stocks (95.9%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities (1.0%)
Suez Environnement Co.	France	261,702	4,494

Total			4,494

Total Foreign Common Stocks
(Cost: $427,459)			448,455

Total Investments (95.9%)
(Cost: $427,459)(a)			448,455

Other Assets, Less
Liabilities (4.1%)			19,369

Net Assets (100.0%)			467,824

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $427,459 and the net unrealized appreciation of investments based on that cost was $20,996 which is comprised of $42,356 aggregate gross unrealized appreciation and $21,360 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	24.4%
Japan	15.5%
Germany	10.8%
France	9.0%
Switzerland	6.8%
Other	29.4%
Total	95.9%

(h)	Forward foreign currency contracts outstanding on March 31, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell		INR	293	4/15	$-	(m)	$-	$-	(m)

					$-		$-	$-

INR — Indian Rupee

(m)	Amount is less than one thousand.

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$9,969	$68,928		$-
Energy	4,639	20,103		-
Information Technology	4,473	41,536		-
Materials	3,614	47,039		-
All Others	-	248,154		-
Total Assets	$22,695	$425,760		$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	-	(m)	-
Total Liabilities	$-	$-	(m)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Research International Core Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Foreign Common Stocks (98.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.8%)
	Autoliv, Inc.	United States	48,269	5,685
	Compass Group PLC	United Kingdom	213,848	3,714
	Denso Corp.	Japan	198,900	9,081
	Esprit Holdings, Ltd.	Hong Kong	1,047,000	1,062
*	Global Brands Group Holding, Ltd.	Bermuda	6,000,000	1,165
	Hennes & Mauritz AB - B Shares	Sweden	60,827	2,465
	Honda Motor Co., Ltd.	Japan	228,400	7,423
	Li & Fung, Ltd.	Hong Kong	932,000	909
	LVMH Moet Hennessy Louis Vuitton SA	France	30,278	5,343
	ProSiebenSat.1 Media AG	Germany	48,539	2,385
	Reed Elsevier NV	Netherlands	170,704	4,256
	Ryohin Keikaku Co., Ltd.	Japan	12,100	1,760
	Sands China, Ltd.	Macau	486,800	2,014
	Whitbread PLC	United Kingdom	83,645	6,501
	WPP PLC	Jersey Channel Islands	254,148	5,764
	Yum! Brands, Inc.	United States	54,967	4,327

	Total			63,854

	Consumer Staples (9.8%)
	Danone SA	France	115,146	7,749
	Japan Tobacco, Inc.	Japan	176,600	5,580
	L’Oreal SA	France	29,888	5,503
	M Dias Branco SA	Brazil	61,316	1,654
	Nestle SA	Switzerland	172,110	12,994
	Pernod Ricard SA	France	56,377	6,653
	Reckitt Benckiser Group PLC	United Kingdom	63,924	5,479
	Sundrug Co., Ltd.	Japan	60,300	3,136

	Total			48,748

	Energy (4.8%)
	BG Group PLC	United Kingdom	296,186	3,638
*	Cairn Energy PLC	United Kingdom	359,671	833
	Cenovus Energy, Inc.	Canada	55,382	934
	Galp Energia SGPS SA	Portugal	157,986	1,706
	INPEX Corp.	Japan	181,100	1,998
	Oil Search, Ltd.	Australia	295,457	1,619
	Reliance Industries, Ltd.	India	148,905	1,957
	Royal Dutch Shell PLC - Class A	Netherlands	328,300	9,757
	Technip SA	France	23,912	1,449

	Total			23,891

	Financials (24.7%)
	AEON Financial Service Co., Ltd.	Japan	127,200	3,213
	AIA Group, Ltd.	Hong Kong	1,455,000	9,110
	BNP Paribas SA	France	98,193	5,972
	BOC Hong Kong Holdings, Ltd.	Hong Kong	708,500	2,520

	Foreign Common Stocks (98.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	DBS Group Holdings, Ltd.	Singapore	344,000	5,090
	Deutsche Wohnen AG	Germany	63,465	1,627
	Erste Group Bank AG	Austria	93,832	2,312
	HDFC Bank, Ltd., ADR	India	31,063	1,829
	Hiscox, Ltd.	Bermuda	167,027	2,107
	HSBC Holdings PLC	United Kingdom	1,001,372	8,522
*	ING Groep NV	Netherlands	486,329	7,133
	Intesa Sanpaolo SPA	Italy	1,614,643	5,479
	Intu Properties PLC	United Kingdom	397,794	2,053
*	Julius Baer Group, Ltd.	Switzerland	68,601	3,440
	Kasikornbank PCL	Thailand	263,800	1,853
*	KBC Groep NV	Belgium	88,801	5,495
	Mitsubishi UFJ Financial Group, Inc.	Japan	1,089,500	6,746
	Prudential PLC	United Kingdom	208,168	5,154
*	Royal Bank of Scotland Group PLC	United Kingdom	942,939	4,743
	Sberbank of Russia, ADR	Russia	194,253	854
	Sony Financial Holdings, Inc.	Japan	111,000	1,787
	Standard Chartered PLC	United Kingdom	255,909	4,144
	Sumitomo Mitsui Financial Group, Inc.	Japan	145,500	5,575
*	UBS Group AG	Switzerland	504,419	9,467
	Westpac Banking Corp.	Australia	309,286	9,253
*	Zurich Insurance Group AG	Switzerland	23,212	7,862

	Total			123,340

	Health Care (11.5%)
	Bayer AG	Germany	71,473	10,739
	Novartis AG	Switzerland	156,928	15,518
	Roche Holding AG	Switzerland	56,882	15,685
	Santen Pharmaceutical Co., Ltd.	Japan	527,500	7,676
	Terumo Corp.	Japan	117,100	3,091
*	Valeant Pharmaceuticals International, Inc.	Canada	23,576	4,683

	Total			57,392

	Industrials (10.8%)
	Atlas Copco AB	Sweden	272,547	8,826
	Brenntag AG	Germany	30,018	1,800
	Hutchison Whampoa, Ltd.	Hong Kong	347,000	4,796
	Kubota Corp.	Japan	187,000	2,963
	Legrand SA	France	28,735	1,549
	Mitsubishi Corp.	Japan	143,900	2,901
	Schindler Holding AG	Switzerland	36,387	6,055
	Schneider Electric SE	France	119,282	9,278
	Siemens AG	Germany	68,244	7,388
	Yamato Holdings Co., Ltd.	Japan	354,900	8,194

	Total			53,750

	Information Technology (6.9%)
*	Cognizant Technology Solutions Corp. - Class A	United States	86,818	5,417

Research International Core Portfolio

	Foreign Common Stocks (98.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Computershare, Ltd.	Australia	183,489	1,773
	Dassault Systemes SA	France	29,866	2,023
	Infineon Technologies AG	Germany	281,247	3,368
	MasterCard, Inc.	United States	28,463	2,459
	MediaTek, Inc.	Taiwan	412,000	5,569
	Nomura Research Institute, Ltd.	Japan	76,100	2,864
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,292,189	5,995
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	410,138	5,147

	Total			34,615

	Materials (8.1%)
	Akzo Nobel NV	Netherlands	106,363	8,052
	Gerdau SA, ADR	Brazil	324,348	1,038
	Iluka Resources, Ltd.	Australia	447,068	2,880
	JSR Corp.	Japan	337,500	5,855
	Linde AG	Germany	40,733	8,304
	Orica, Ltd.	Australia	190,167	2,886
	Rio Tinto PLC	United Kingdom	203,909	8,330
	Symrise AG	Germany	50,032	3,165

	Total			40,510

	Telecommunication Services (4.9%)
	BT Group PLC	United Kingdom	351,176	2,275
*	Hellenic Telecommunications Organization SA	Greece	153,691	1,363
	KDDI Corp.	Japan	381,600	8,646
	Koninklijke KPN NV	Netherlands	356,482	1,206
*	Mobile TeleSystems OJSC	Russia	201,149	854
	Philippine Long Distance Telephone Co.	Philippines	20,640	1,312
	TDC A/S	Denmark	134,953	967
	Telecom Italia S.p.A. - Rights	Italy	2,083,520	1,959
	Telefonica Brasil SA, ADR	Brazil	56,397	862
	Vodafone Group PLC	United Kingdom	1,493,983	4,882

	Total			24,326

	Utilities (3.8%)
	APA Group	Australia	414,819	2,857
	Canadian Utilities, Ltd.	Canada	71,228	2,237
	Centrica PLC	United Kingdom	563,480	2,113
	China Resources Gas Group, Ltd.	Hong Kong	1,002,000	3,122
	GDF Suez	France	222,782	4,408
	Tokyo Gas Co., Ltd.	Japan	704,000	4,434

	Total			19,171

	Total Foreign Common Stocks
	(Cost: $453,311)			489,597

Short-Term Investments (0.3%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Paper (0.3%)
HSBC Bank USA, 0.00%, 4/1/15	United States	1,668,000	1,668

Total Short-Term Investments
(Cost: $1,668)			1,668

Total Investments (98.4%)
(Cost: $454,979)(a)			491,265

Other Assets, Less
Liabilities (1.6%)			8,171

Net Assets (100.0%)			499,436

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $454,979 and the net unrealized appreciation of investments based on that cost was $36,286 which is comprised of $64,516 aggregate gross unrealized appreciation and $28,230 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	18.6%
Switzerland	14.2%
United Kingdom	12.5%
France	10.0%
Germany	7.8%
Netherlands	6.1%
Other	29.2%
Total	98.4%

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$10,012	$53,842	$-
Consumer Staples	1,654	47,094	-
Energy	934	22,957	-
Financials	2,683	120,657	-
Health Care	4,683	52,709	-
Information Technology	7,875	26,740	-
Materials	1,038	39,472	-
Telecommunication Services	862	23,464	-
Utilities	2,237	16,934	-
All Others	-	53,750	-
Short-Term Investments	-	1,668	-
Total Assets	$31,978	$459,287	$-

International Equity Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.2%)
	Cie Generale des Etablissements Michelin	France	157,858	15,718
	Haier Electronics Group Co., Ltd.	Hong Kong	7,494,550	19,566
	Hyundai Mobis Co., Ltd.	South Korea	66,060	14,664
	Hyundai Motor Co.	South Korea	104,080	15,797
	Kingfisher PLC	United Kingdom	4,233,390	23,890
	Nissan Motor Co., Ltd.	Japan	2,477,990	25,268
	SEB SA	France	195,270	14,070
	Sky PLC	United Kingdom	1,290,860	18,995
*	Toyota Motor Corp.	Japan	414,280	28,913

	Total			176,881

	Consumer Staples (2.6%)
	METRO AG	Germany	302,910	10,290
	Suntory Beverage & Food, Ltd.	Japan	401,300	17,178
	Tesco PLC	United Kingdom	4,916,610	17,595

	Total			45,063

	Energy (11.1%)
	BP PLC	United Kingdom	2,335,890	15,092
	China Shenhua Energy Co., Ltd.	China	4,099,940	10,469
	Eni SpA	Italy	1,116,505	19,325
	Galp Energia SGPS SA	Portugal	1,849,900	19,981
	Kunlun Energy Co., Ltd.	Bermuda	13,549,350	13,135
	Petrofac, Ltd.	United Kingdom	1,564,250	22,073
	Petroleo Brasileiro SA, ADR	Brazil	654,340	3,933
	Precision Drilling Corp.	Canada	1,875,850	11,908
	Royal Dutch Shell PLC - Class B	United Kingdom	849,205	26,382
*	Saipem SpA	Italy	124,300	1,268
	Talisman Energy, Inc.	Canada	1,011,970	7,758
	Technip SA	France	304,810	18,474
	Total SA	France	429,880	21,387
	Trican Well Service, Ltd.	Canada	526,500	1,434

	Total			192,619

	Financials (26.2%)
	Aegon NV	Netherlands	931,090	7,356
	AIA Group, Ltd.	Hong Kong	2,679,820	16,779
	Aviva PLC	United Kingdom	2,395,180	19,175
	AXA SA	France	744,155	18,765
	Bangkok Bank PCL	Thailand	2,911,000	16,485
	Barclays PLC	United Kingdom	5,978,270	21,451
	BNP Paribas SA	France	446,500	27,155
	China Life Insurance Co., Ltd.	China	6,621,000	29,073
	CK Hutchison Holdings, Ltd.	Cayman Islands	741,850	15,186
	Credit Agricole SA	France	2,406,300	35,378
*	Credit Suisse Group AG	Switzerland	974,615	26,238
	DBS Group Holdings, Ltd.	Singapore	2,175,000	32,185
	Deutsche Boerse AG	Germany	324,180	26,510

	Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Hana Financial Group, Inc.	South Korea	344,710	8,912
	HSBC Holdings PLC	United Kingdom	2,956,937	25,372
*	ING Groep NV	Netherlands	1,199,292	17,590
	KB Financial Group, Inc., ADR	South Korea	237,530	8,347
*	NN Group NV	Netherlands	679,540	19,217
	Standard Chartered PLC	United Kingdom	1,709,970	27,687
	Swiss Re AG	Switzerland	200,752	19,432
	UniCredit SpA	Italy	3,797,060	25,755
	UNIQA Insurance Group AG	Austria	1,268,484	11,469

	Total			455,517

	Health Care (14.7%)
	Bayer AG	Germany	209,050	31,411
	Draegerwerk AG & Co. KGaA	Germany	92,710	11,568
	Gerresheimer AG	Germany	134,790	7,443
	Getinge AB - Class B	Sweden	591,650	14,633
	GlaxoSmithKline PLC	United Kingdom	909,640	20,831
	H Lundbeck A/S	Denmark	398,070	8,378
	Merck KGaA	Germany	251,030	28,173
*	MorphoSys AG	Germany	168,120	10,623
*	QIAGEN NV	Netherlands	393,320	9,925
	Roche Holding AG	Switzerland	96,190	26,524
	Sanofi	France	101,445	9,982
	Shanghai Pharmaceuticals Holding Co., Ltd.	China	7,792,400	20,562
	Sinopharm Group Co., Ltd.	China	2,023,200	8,227
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	570,080	35,516
	UCB SA	Belgium	177,210	12,770

	Total			256,566

	Industrials (9.5%)
*	ABB, Ltd.	Switzerland	643,060	13,644
*	Bombardier, Inc.	Canada	4,078,660	8,051
*	China CNR Corp., Ltd.	China	10,215,000	14,678
	Cie de Saint-Gobain	France	497,070	21,807
	CSR Corp., Ltd.	China	11,290,000	14,941
	Deutsche Lufthansa AG	Germany	730,870	10,278
	FLSmidth & Co. A/S	Denmark	183,320	8,252
	Hutchison Whampoa, Ltd.	Hong Kong	1,897,983	26,230
*	Qantas Airways, Ltd.	Australia	6,956,960	16,513
	Siemens AG, ADR	Germany	27,290	2,953
	TNT Express NV	Netherlands	3,846,610	24,456
	Weichai Power Co., Ltd.	China	1,170,000	4,517

	Total			166,320

	Information Technology (7.0%)
	Capcom Co., Ltd.	Japan	468,400	9,320
*	GCL-Poly Energy Holdings, Ltd.	Cayman Islands	37,738,930	10,063
	Infineon Technologies AG	Germany	1,580,200	18,921
	Konica Minolta, Inc.	Japan	819,800	8,338

International Equity Portfolio

Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Samsung Electronics Co., Ltd.	South Korea	30,140	39,070
Software AG	Germany	519,740	13,553
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,717,665	21,887

Total			121,152

Materials (7.1%)
Akzo Nobel NV	Netherlands	336,140	25,447
CRH PLC	Ireland	558,050	14,472
HeidelbergCement AG	Germany	303,280	24,062
LANXESS AG	Germany	232,620	12,411
MMC Norilsk Nickel OJSC, ADR	Russia	827,020	14,692
POSCO	South Korea	37,010	8,115
POSCO, ADR	South Korea	92,600	5,062
Rexam PLC	United Kingdom	2,173,720	18,650

Total			122,911

Telecommunication Services (8.0%)
China Mobile, Ltd.	Hong Kong	478,700	6,228
China Telecom Corp., Ltd. - Class H	China	54,694,000	35,143
Singapore Telecommunications, Ltd.	Singapore	10,531,850	33,571
Telefonica SA	Spain	3,481,610	25,052
Telenor ASA	Norway	1,699,790	34,354
Vodafone Group PLC	United Kingdom	1,697,694	5,548

Total			139,896

Utilities (0.8%)
Power Grid Corp. of India, Ltd.	India	5,944,340	13,827

Total			13,827

Total Foreign Common Stocks
(Cost: $1,522,269)			1,690,752

Short-Term Investments (1.8%)

Federal Government & Agencies (1.8%)
Federal Farm Credit Bank, 0.01%, 4/1/15	United States	31,000,000	31,000

Total Short-Term Investments
(Cost: $31,000)			31,000

Total Investments (99.0%)
(Cost: $1,553,269)(a)			1,721,752

Other Assets, Less
Liabilities (1.0%)			17,227

Net Assets (100.0%)			1,738,979

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $1,553,269 and the net unrealized appreciation of investments based on that cost was $168,483 which is comprised of $318,118 aggregate gross unrealized appreciation and $149,635 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	15.1%
Germany	12.0%
France	10.5%
China	7.9%
Netherlands	6.0%
South Korea	5.7%
Japan	5.1%
Other	36.7%
Total	99.0%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Energy	$25,033	$167,586	$-
Financials	8,347	447,170	-
Health Care	35,516	221,050	-
Industrials	11,004	155,316	-
Materials	19,754	103,157	-
All Others	-	496,819	-
Short-Term Investments	-	31,000	-
Total Assets	$99,654	$1,622,098	$-

.

Emerging Markets Equity Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.7%)
	Ajisen China Holdings, Ltd.	Hong Kong	2,687,000	1,534
	Astro Malaysia Holdings Bhd	Malaysia	3,607,200	3,112
	Estacio Participacoes SA	Brazil	356,116	2,069
*	Global Brands Group Holding, Ltd.	Bermuda	17,748,000	3,446
	Guangzhou Automobile Group Co., Ltd. - Class H	China	8,606,000	8,201
	Imperial Holdings, Ltd.	South Africa	128,260	2,040
	Kia Motors Corp.	South Korea	174,507	7,089
	Li & Fung, Ltd.	Hong Kong	3,016,000	2,942
	Minor International PCL	Thailand	2,913,910	3,134
	Naspers, Ltd. - Class N	South Africa	122,229	18,767
	SACI Falabella	Chile	276,647	2,117
	Samsonite International SA	Luxembourg	966,900	3,364
	Sands China, Ltd.	Macau	502,400	2,079
	Stella International Holdings, Ltd.	Hong Kong	2,297,500	5,486
	Techtronic Industries Co., Ltd.	Hong Kong	2,583,000	8,733
	Woolworths Holdings, Ltd.	South Africa	532,424	3,782

	Total			77,895

	Consumer Staples (13.7%)
	Ambev SA, ADR	Brazil	828,641	4,773
	AVI, Ltd.	South Africa	510,726	3,476
	BRF SA	Brazil	72,256	1,433
	Clicks Group, Ltd.	South Africa	352,645	2,652
	Dabur India, Ltd.	India	1,303,904	5,528
	Dairy Farm International Holdings, Ltd.	Hong Kong	263,700	2,476
	E-Mart Co., Ltd.	South Korea	21,532	4,513
	Grupo Lala SAB de CV	Mexico	679,133	1,374
	Gudang Garam Tbk PT	Indonesia	394,000	1,538
	ITC, Ltd.	India	334,680	1,739
	LG Household & Health Care, Ltd.	South Korea	14,546	11,016
	M Dias Branco SA	Brazil	56,487	1,524
*	Magnit PJSC	Russia	23,977	4,676
	SABMiller PLC	United Kingdom	147,171	7,701
	Want Want China Holdings, Ltd.	Cayman Islands	3,903,000	4,131
	Wumart Stores, Inc. - Class H	China	2,842,000	2,058

	Total			60,608

	Energy (4.7%)
	China Shenhua Energy Co., Ltd. - Class H	China	2,278,000	5,817
*	Gran Tierra Energy, Inc.	United States	997,947	2,726
	INPEX Corp.	Japan	346,200	3,820
*	Lamprell PLC	United Arab Emirates	1,374,108	2,432
	NovaTek OAO, GDR	Russia	51,506	3,863

	Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Reliance Industries, Ltd.	India	144,288	1,896

	Total			20,554

	Financials (30.1%)
	Bancolombia SA, ADR	Colombia	34,238	1,347
	Bangkok Bank PCL	Thailand	743,100	4,236
	Bank Mandiri Persero Tbk PT	Indonesia	2,219,000	2,115
	BDO Unibank, Inc.	Philippines	1,815,240	5,020
	BM&FBOVESPA SA	Brazil	610,976	2,136
	BOC Hong Kong Holdings, Ltd.	Hong Kong	1,544,000	5,493
	Bolsa Mexicana de Valores SAB de CV	Mexico	928,855	1,583
	Brasil Insurance Participacoes e Administracao SA	Brazil	588,360	359
	Cathay Financial Holding Co., Ltd.	Taiwan	4,666,800	7,439
	China Construction Bank Corp. - Class H	China	16,586,020	13,762
	China Pacific Insurance Group Co., Ltd. - Class H	China	1,648,000	7,818
	Concentradora Fibra Danhos SA de CV	Mexico	709,709	1,694
	Concentradora Fibra Hotelera Mexicana SA de CV	Mexico	1,390,569	1,844
	Credicorp, Ltd.	Bermuda	31,208	4,389
	E.Sun Financial Holding Co., Ltd.	Taiwan	11,305,979	6,911
	First Pacific Co., Ltd.	Hong Kong	4,098,750	4,102
*	Gentera SAB de CV	Mexico	722,555	1,295
	Grupo Financiero Banorte SAB de CV	Mexico	579,030	3,357
	Hang Lung Properties, Ltd.	Hong Kong	1,432,000	4,013
	Housing Development Finance Corp., Ltd.	India	585,486	12,309
	Iguatemi Empresa de Shopping Centers SA	Brazil	137,462	1,215
	Itau Unibanco Holding SA, ADR	Brazil	178,839	1,978
	Kasikornbank PCL	Thailand	359,500	2,537
	Kasikornbank PCL - Rights	Thailand	1,093,600	7,681
	Komercni Banka AS	Czech Republic	12,334	2,664
	Kotak Mahindra Bank, Ltd.	India	289,592	6,049
*	Prologis Property Mexico SA de CV	Mexico	1,047,092	1,881
	Samsung Fire & Marine Insurance Co., Ltd.	South Korea	18,394	4,434
*	Sberbank of Russia	Russia	2,812,482	3,039
	Standard Chartered PLC	United Kingdom	248,675	4,068
	Turkiye Garanti Bankasi AS	Turkey	1,342,214	4,391
	Turkiye Sinai Kalkinma Bankasi AS	Turkey	2,041,274	1,561

	Total			132,720

Emerging Markets Equity Portfolio

	Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Health Care (1.8%)
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	1,279,177	1,195
	OdontoPrev SA	Brazil	526,557	1,793
*	Qualicorp SA	Brazil	370,907	2,650
	Top Glove Corp. Bhd	Malaysia	1,519,600	2,245

	Total			7,883

	Industrials (3.9%)
*	51job, Inc., ADR	China	96,731	3,121
	Copa Holdings SA - Class A	Panama	22,920	2,314
*	Diana Shipping, Inc.	Marshall Islands	388,573	2,378
	Glory, Ltd.	Japan	111,900	3,122
	Haitian International Holdings, Ltd.	Cayman Islands	268,000	610
	Localiza Rent a Car SA	Brazil	119,805	1,363
	Mills Estruturas e Servicos de Engenharia SA	Brazil	301,608	750
	Pacific Basin Shipping, Ltd.	Bermuda	3,945,614	1,298
*	Promotora y Operadora de Infraestructura SAB de CV	Mexico	111,716	1,192
*	TK Corp.	South Korea	134,247	1,256

	Total			17,404

	Information Technology (16.0%)
*	Alibaba Group Holding, Ltd., ADR	Cayman Islands	33,989	2,829
*	Cognizant Technology Solutions Corp. - Class A	United States	165,842	10,347
	MediaTek, Inc.	Taiwan	880,000	11,895
	Naver Corp.	South Korea	6,037	3,644
	Samsung Electronics Co., Ltd.	South Korea	12,927	16,757
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	5,418,290	25,137

	Total			70,609

	Materials (3.6%)
*	Cemex SAB de CV, ADR	Mexico	247,761	2,346
*	Fibria Celulose SA	Brazil	200,977	2,846
	Gerdau SA, ADR	Brazil	352,547	1,128
	Grupo Mexico SAB de CV - Series B	Mexico	881,626	2,600
	Iluka Resources, Ltd.	Australia	302,864	1,951
	LG Chem, Ltd.	South Korea	17,893	3,640
	PTT Global Chemical PCL	Thailand	938,100	1,507

	Total			16,018

	Telecommunication Services (3.8%)
	America Movil SAB de CV -Series L, ADR	Mexico	134,409	2,750
	China Mobile, Ltd.	Hong Kong	486,500	6,329
*	Hellenic Telecommunications Organization SA	Greece	211,986	1,879
	MTN Group, Ltd.	South Africa	161,955	2,729
	Orange Polska SA	Poland	774,653	1,946
	PT XL Axiata Tbk	Indonesia	3,360,000	1,115

	Total			16,748

	Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Utilities (1.9%)
	Alupar Investimento SA	Brazil	218,877	1,323
	CESC, Ltd.	India	399,559	3,852
	China Resources Gas Group, Ltd.	Hong Kong	1,038,000	3,234

	Total			8,409

	Total Foreign Common Stocks
	(Cost: $436,769)			428,848

	Warrants (0.7%)

	Consumer Discretionary (0.0%)
*	Minor International PCL	Thailand	252,460	33

	Total			33

	Financials (0.7%)
*	Emaar Malls Group PJSC	Luxembourg	632,265	499
*	First Gulf Bank PJSC	Netherlands	276,002	1,090
*	Union National Bank PJSC	United Kingdom	843,459	1,298

	Total			2,887

	Total Warrants
	(Cost: $3,051)			2,920

	Short-Term Investments (0.4%)

	Commercial Paper (0.4%)
	HSBC Americas, 0.15%, 4/1/15	United States	1,750,000	1,750

	Total			1,750

	Total Short-Term Investments
	(Cost: $1,750)			1,750

	Total Investments (98.3%)
	(Cost: $441,570)(a)			433,518

	Other Assets, Less
	Liabilities (1.7%)			7,494

	Net Assets (100.0%)			441,012

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

GDR after the name of a security represents—Global Depositary Receipt.

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $441,570 and the net unrealized depreciation of investments based on that cost was $8,052 which is comprised of $47,848 aggregate gross unrealized appreciation and $55,900 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
South Korea	11.9%
Taiwan	11.7%
Hong Kong	10.1%
China	9.2%
South Africa	7.6%
India	7.1%
Brazil	6.2%
Mexico	5.2%
Other	29.3%
Total	98.3%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$4,219	$73,709	$-
Consumer Staples	11,580	49,028	-
Energy	6,589	13,965	-
Financials	23,078	112,529	-
Health Care	5,638	2,245	-
Industrials	11,118	6,286	-
Information Technology	13,176	57,433	-
Materials	8,921	7,097	-
Telecommunication Services	2,750	13,998	-
Utilities	1,323	7,086	-
Short-Term Investments	-	1,750	-
Total Assets	$88,392	$345,126	$-

Money Market Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

Money Market Investments (99.6%)	Shares/ $ Par	Value $ (000’s)

Commercial Banks Non-US (45.1%)
Bank of Montreal, 0.05%, 4/6/15	4,000,000	4,000
Bank of Montreal, 0.517%, 9/24/15	10,000,000	10,011
Bank of Montreal, 0.737%, 9/11/15	4,873,000	4,883
Bank of Nova Scotia/Houston, 0.413%, 9/28/15	3,400,000	3,402
Credit Industriel Et, 0.38%, 8/3/15	3,000,000	3,000
DNB Bank ASA, 0.05%, 4/2/15	20,000,000	20,000
HSBC Bank PLC, 3.50%, 6/28/15 144A	5,000,000	5,037
KBC Bank, 0.10%, 4/1/15	16,000,000	16,000
Mizuho Bank, Ltd., 0.24%, 5/15/15	12,500,000	12,500
Mizuho Bank, Ltd., 0.27%, 6/15/15	5,000,000	5,000
National Australia Bank of New York, 0.90%, 1/20/16	3,000,000	3,010
Nordea Bank AB, 0.23%, 5/26/15 144A	1,850,000	1,849
Norinchukin Bank NY, 0.314%, 8/24/15	10,000,000	10,000
Skandinaviska Enskilda, 0.04%, 4/1/15	8,000,000	8,000
Skandinaviska Enskilda, 0.25%, 7/2/15	12,000,000	12,000
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	18,000,000	18,046
Sumitomo Mitsui Trust, 0.25%, 4/23/15	15,000,000	15,000
Sumitomo Mitsui Trust, 0.26%, 4/15/15	4,000,000	4,000
Svenska Handelsbanken AB, 0.03%, 4/1/15	20,000,000	20,000
Toronto Dominion Bank NY, 0.263%, 9/4/15	5,750,000	5,750
The Toronto-Dominion Bank, 0.455%, 11/6/15	5,000,000	5,005
Westpac Banking Corp., 0.95%, 1/12/16	4,700,000	4,717

Total		191,210

Commercial Banks US (0.9%)
Wells Fargo Bank NA, 0.537%, 7/20/15	4,000,000	4,003

Total		4,003

Finance Services (39.3%)
Albion Capital LLC, 0.18%, 4/17/15 144A	11,000,000	10,999

Money Market Investments (99.6%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
Aspen Funding Corp., 0.25%, 4/1/15 144A	18,000,000	18,000
Australia & New Zealand, 0.253%, 11/25/15 144A	4,000,000	4,000
Bedford Row Funding Corp., 0.33%, 9/22/15 144A	3,000,000	2,995
Cafco LLC, 0.29%, 6/25/15 144A	3,000,000	2,998
Cafco LLC, 0.29%, 7/7/15 144A	5,000,000	4,996
Caisse Centrale Desjardins du Quebec, 0.13%, 4/8/15 144A	7,000,000	7,000
Caisse Centrale Desjardins du Quebec, 0.13%, 4/9/15 144A	10,000,000	10,000
Chariot Funding LLC, 0.26%, 8/13/15 144A	3,000,000	2,997
Charta LLC, 0.25%, 5/12/15 144A	534,000	534
Collateralized Commercial Paper Co. LLC, 0.45%, 10/5/15	5,000,000	4,988
CRC Funding LLC, 0.25%, 6/4/15 144A	4,000,000	3,998
CRC Funding LLC, 0.29%, 7/7/15 144A	5,000,000	4,996
DBS Bank, Ltd., 0.23%, 5/26/15 144A	4,000,000	3,999
Erste Abwicklungsanstalt, 0.25%, 6/11/15 144A	6,000,000	5,997
Fortis Funding LLC, 0.09%, 4/1/15 144A	15,000,000	15,000
Kells Funding LLC, 0.24%, 4/16/15 144A	5,000,000	5,000
LMA Americas LLC, 0.25%, 5/21/15 144A	5,000,000	4,998
LMA Americas LLC, 0.25%, 6/2/15 144A	14,000,000	13,994
Macquarie Bank, Ltd., 3.45%, 7/27/15 144A	8,000,000	8,072
Natixis, 0.28%, 6/3/15	15,000,000	15,000
Natixis, 0.57%, 4/17/15	4,000,000	4,001
Royal Bank of Canada, 0.265%, 11/10/15	2,000,000	2,000
Starbird Funding Corp., 0.25%, 6/11/15 144A	10,000,000	9,995

Total		166,557

Government (5.9%)
US Treasury, 1.75%, 7/31/15	10,000,000	10,056
US Treasury Floating Rate Note, 0.08%, 1/31/16	5,000,000	4,998

Money Market Investments (99.6%)	Shares/ $ Par	Value $ (000’s)

Government continued
US Treasury Floating Rate Note, 0.119%, 1/31/17	10,000,000	10,000

Total		25,054

Miscellaneous Business Credit Institutions (4.4%)
General Electric Capital Corp., 0.24%, 6/16/15	6,000,000	5,997
General Electric Capital Corp., 3.50%, 6/29/15	3,000,000	3,023
General Electric Captial Corp., 0.451%, 1/8/16	9,446,000	9,459

Total		18,479

Municipal Bonds (4.0%)
Wheaton College/IL, 0.18%, 4/7/15	17,000,000	17,000

Total		17,000

Total Money Market Investments
(Cost: $422,303)		422,303

Total Investments (99.6%)
(Cost: $422,303)(a)		422,303

Other Assets, Less
Liabilities (0.4%)		1,825

Net Assets (100.0%)		424,128

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the value of these securities (in thousands) was $147,454 representing 34.8% of the net assets.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessairly correspond to the Portfolio’s pereceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Short-Term Investments	$-	$422,303	$-
Total	$-	$422,303	$-

See above Schedule of Investments for values of each security.

Short-Term Bond Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

Corporate Bonds (47.3%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.2%)
L-3 Communications Corp., 1.50%, 5/28/17	250,000	248
L-3 Communications Corp., 3.95%, 11/15/16	300,000	312

Total		560

Autos & Vehicle Parts (4.1%)
American Honda Finance Corp., 1.20%, 7/14/17	750,000	752
American Honda Finance Corp., 2.125%, 10/10/18	250,000	255
Daimler Finance North America LLC, 1.115%, 8/1/18 144A	850,000	853
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	128
Ford Motor Credit Co. LLC, 1.684%, 9/8/17	900,000	899
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	254
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	250,000	258
General Motors Financial Co., Inc., 3.15%, 1/15/20	665,000	673
General Motors Financial Co., Inc., 3.50%, 7/10/19	140,000	144
General Motors Financial Co., Inc., 4.75%, 8/15/17	330,000	347
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	500,000	529
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 144A	500,000	501
Hyundai Capital America, 1.45%, 2/6/17 144A	1,000,000	1,001
Hyundai Capital Services, Inc., 3.50%, 9/13/17 144A	600,000	622
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 144A	550,000	559
Toyota Motor Credit Corp., 1.45%, 1/12/18	395,000	397
Toyota Motor Credit Corp., 2.05%, 1/12/17	750,000	766
Volkswagen Group of America Finance LLC, 1.25%, 5/23/17 144A	850,000	851

Total		9,789

Corporate Bonds (47.3%)	Shares/ $ Par	Value $ (000’s)

Banking (10.8%)
Abbey National Treasury Services PLC, 1.375%, 3/13/17	500,000	502
Ally Financial, Inc., 2.75%, 1/30/17	250,000	249
American Express Credit Corp., 2.375%, 3/24/17	250,000	257
Bank of America Corp., 2.00%, 1/11/18	600,000	605
Bank of America Corp., 2.60%, 1/15/19	765,000	779
Bank of America Corp., 2.65%, 4/1/19	190,000	194
Bank of America Corp., 3.625%, 3/17/16	125,000	128
Bank of America Corp., 6.00%, 9/1/17	500,000	550
The Bank of New York Mellon Corp., 1.35%, 3/6/18	250,000	250
The Bank of New York Mellon Corp., 2.20%, 3/4/19	125,000	127
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.70%, 3/5/18 144A	1,145,000	1,146
Banque Federative du Credit Mutuel SA, 1.70%, 1/20/17 144A	465,000	468
Barclays Bank PLC, 6.05%, 12/4/17 144A	250,000	275
BB&T Corp., 1.131%, 6/15/18	450,000	454
BNP Paribas SA, 2.40%, 12/12/18	250,000	255
BPCE SA, 2.50%, 12/10/18	550,000	563
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	415,000	417
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	30,000	30
Citigroup, Inc., 1.55%, 8/14/17	650,000	651
Citigroup, Inc., 1.75%, 5/1/18	350,000	349
Citigroup, Inc., 1.85%, 11/24/17	860,000	866
Credit Suisse of New York, 1.375%, 5/26/17	650,000	651
Discover Bank of Greenwood Delaware, 2.00%, 2/21/18	250,000	250
Discover Financial Services, 6.45%, 6/12/17	115,000	127

Corporate Bonds (47.3%)	Shares/ $ Par	Value $ (000’s)
Banking continued
DNB Bank ASA, 3.20%, 4/3/17 144A	560,000	580
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	250,000	258
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	750,000	843
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	500,000	555
HBOS PLC, 6.75%, 5/21/18 144A	650,000	727
HSBC Bank NA of New York NY, 6.00%, 8/9/17	250,000	274
HSBC USA, Inc., 1.50%, 11/13/17	900,000	904
JPMorgan Chase & Co., 1.625%, 5/15/18	250,000	249
JPMorgan Chase & Co., 1.80%, 1/25/18	850,000	856
JPMorgan Chase & Co., 2.35%, 1/28/19	250,000	254
KeyBank NA of Cleveland OH, 7.413%, 5/6/15	250,000	251
Lloyds Bank PLC, 2.30%, 11/27/18	300,000	305
Morgan Stanley, 2.125%, 4/25/18	1,650,000	1,668
Morgan Stanley, 3.80%, 4/29/16	250,000	257
Morgan Stanley, 7.30%, 5/13/19	250,000	299
Nationwide Building Society, 2.35%, 1/21/20 144A	340,000	342
Nordea Bank AB, 0.875%, 5/13/16 144A	800,000	802
Nordea Bank AB, 3.125%, 3/20/17 144A	325,000	337
PNC Bank NA, 4.875%, 9/21/17	250,000	270
Regions Bank, 7.50%, 5/15/18	250,000	291
Regions Financial Corp., 2.00%, 5/15/18	835,000	834
Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	400,000	403
Santander Bank NA, 2.00%, 1/12/18	250,000	251
Standard Chartered PLC, 3.20%, 5/12/16 144A	270,000	276
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	160

Short-Term Bond Portfolio

Corporate Bonds (47.3%)	Shares/ $ Par	Value $ (000’s)

Banking continued
SunTrust Banks, Inc., 2.35%, 11/1/18	465,000	472
Swedbank AB, 1.75%, 3/12/18 144A	1,100,000	1,104
The Toronto-Dominion Bank, 1.40%, 4/30/18	170,000	170
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	362
U.S. Bancorp, 3.442%, 2/1/16	450,000	459
Wells Fargo & Co., 5.625%, 12/11/17	600,000	667

Total		25,623

Basic Materials (0.7%)
Hutchinson Whampoa International 14, Ltd., 1.625%, 10/31/17 144A	1,100,000	1,096
Rock-Tenn Co., 3.50%, 3/1/20	450,000	467

Total		1,563

Builders & Building Materials (0.3%)
Mohawk Industries, Inc., 6.125%, 1/15/16	665,000	690

Total		690

Capital Goods (0.3%)
Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	204
CNH Capital LLC, 3.875%, 11/1/15	575,000	579

Total		783

Chemicals (0.8%)
The Dow Chemical Co., 2.50%, 2/15/16	600,000	609
Eastman Chemical Co., 3.00%, 12/15/15	729,000	740
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	441

Total		1,790

Conglomerate & Diversified Manufacturing (0.2%)
Eaton Corp., 1.50%, 11/2/17	335,000	336
Roper Industries, Inc., 2.05%, 10/1/18	180,000	181

Total		517

Consumer Products & Retailing (2.0%)
AutoZone, Inc., 1.30%, 1/13/17	375,000	376
AutoZone, Inc., 5.50%, 11/15/15	250,000	257
Brinker International, Inc., 2.60%, 5/15/18	200,000	201
CVS Health Corp., 1.20%, 12/5/16	250,000	252
CVS Health Corp., 2.25%, 12/5/18	250,000	256

Corporate Bonds (47.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Dollar General Corp., 4.125%, 7/15/17	550,000	578
Family Tree Escrow LLC, 5.25%, 3/1/20 144A	125,000	131
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 144A	650,000	654
Newell Rubbermaid, Inc., 2.05%, 12/1/17	200,000	201
Philip Morris International, Inc., 1.25%, 11/9/17	1,110,000	1,116
Unilever Capital Corp., 2.75%, 2/10/16	250,000	255
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	150,000	151
Whirlpool Corp., 1.35%, 3/1/17	350,000	351

Total		4,779

Electric Utilities (3.3%)
Arizona Public Service Co., 4.65%, 5/15/15	262,000	263
Commonwealth Edison Co., 2.15%, 1/15/19	250,000	255
Commonwealth Edison Co., 6.15%, 9/15/17	250,000	279
Consumers Energy Co., 5.50%, 8/15/16	247,000	263
Dayton Power & Light Co., 1.875%, 9/15/16	465,000	470
Dominion Resources, Inc., 5.20%, 8/15/19	150,000	169
Duke Energy Corp., 2.10%, 6/15/18	115,000	117
Duke Energy Indiana, Inc., 0.602%, 7/11/16	500,000	501
Entergy Mississippi, Inc., 3.25%, 6/1/16	500,000	514
Eversource Energy, 1.45%, 5/1/18	105,000	104
Exelon Corp., 4.90%, 6/15/15	250,000	252
Exelon Generation Co. LLC, 2.95%, 1/15/20	205,000	208
FirstEnergy Corp., 2.75%, 3/15/18	250,000	256
MidAmerican Energy Co., 2.40%, 3/15/19	500,000	514
Nevada Power Co., 5.95%, 3/15/16	250,000	262
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	250,000	250
NSTAR Electric Co., 0.497%, 5/17/16	440,000	440
PECO Energy Co., 1.20%, 10/15/16	250,000	252
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	569

Corporate Bonds (47.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Public Service Electric & Gas Co., 2.30%, 9/15/18	400,000	411
RJS Power Holdings LLC, 5.125%, 7/15/19 144A	140,000	138
San Diego Gas & Electric Co., 1.914%, 2/1/22	215,000	216
Southern Electric Generating Co., 2.20%, 12/1/18 144A	140,000	142
Westar Energy, Inc., 8.625%, 12/1/18	300,000	373
Zhejiang Energy Group Hong Kong, Ltd., 2.30%, 9/30/17	550,000	547

Total		7,765

Energy (3.0%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	500,000	533
Cameron International Corp., 1.40%, 6/15/17	300,000	296
Canadian Natural Resources, Ltd., 1.75%, 1/15/18	155,000	154
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	250,000	271
China Shenhua Overseas Capital Co., Ltd., 2.50%, 1/20/18	595,000	599
China Shenhua Overseas Capital Co., Ltd., 3.125%, 1/20/20	785,000	799
Marathon Oil Corp., 0.90%, 11/1/15	575,000	575
National Oilwell Varco, Inc., 1.35%, 12/1/17	105,000	104
Noble Energy, Inc., 8.25%, 3/1/19	250,000	299
Noble Holding International, Ltd., 2.50%, 3/15/17	250,000	246
Pioneer Natural Resources Co., 5.875%, 7/15/16	800,000	844
Rowan Cos., Inc., 5.00%, 9/1/17	350,000	361
Sempra Energy, 6.15%, 6/15/18	250,000	285
SESI LLC, 6.375%, 5/1/19	1,000,000	1,015
Southwestern Energy Co., 3.30%, 1/23/18	130,000	133
Talisman Energy, Inc., 5.125%, 5/15/15	430,000	432
Transocean, Inc., 2.50%, 10/15/17	75,000	69

Total		7,015

Short-Term Bond Portfolio

	Corporate Bonds (47.3%)	Shares/ $ Par	Value $ (000’s)

	Entertainment (0.1%)
	Carnival Corp., 1.20%, 2/5/16	275,000	275

	Total		275

	Finance (1.3%)
	GATX Corp., 1.250%, 3/4/17	330,000	329
	GATX Corp., 2.60%, 3/30/20	40,000	40
	GATX Corp., 3.50%, 7/15/16	586,000	602
	General Electric Capital Corp., 2.30%, 4/27/17	900,000	924
	General Electric Capital Corp., 6.00%, 8/7/19	250,000	292
	International Lease Finance Corp., 2.221%, 6/15/16	350,000	350
(b)	Principal Life Global Funding II, 2.20%, 4/8/20 144A	445,000	444

	Total		2,981

	Food & Beverage (1.2%)
	Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	900,000	928
	Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	325,000	332
	Heineken NV, 1.40%, 10/1/17 144A	280,000	281
	Mondelez International, Inc., 4.125%, 2/9/16	400,000	411
	Pernod Ricard SA, 2.95%, 1/15/17 144A	250,000	257
	Tyson Foods, Inc., 2.65%, 8/15/19	200,000	205
	WM Wrigley Jr. Co., 1.40%, 10/21/16 144A	60,000	60
	WM Wrigley Jr. Co., 2.00%, 10/20/17 144A	380,000	384
	WM Wrigley Jr. Co., 2.40%, 10/21/18 144A	65,000	66

	Total		2,924

	Gaming/Leisure/Lodging (0.2%)
	GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/1/18	450,000	462

	Total		462

	Healthcare (1.6%)
	AmerisourceBergen Corp., 1.15%, 5/15/17	250,000	249
	Baxter International, Inc., 0.95%, 6/1/16	250,000	250
	Express Scripts Holding Co., 1.25%, 6/2/17	400,000	400
	Express Scripts Holding Co., 2.65%, 2/15/17	355,000	364

Corporate Bonds (47.3%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
Express Scripts Holding Co., 3.125%, 5/15/16	60,000	62
McKesson Corp., 1.40%, 3/15/18	275,000	275
McKesson Corp., 3.25%, 3/1/16	400,000	408
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	235,000	235
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	900,000	915
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	65,000	66
Zimmer Holdings, Inc., 2.00%, 4/1/18	485,000	489

Total		3,713

Insurance (1.3%)
ACE INA Holdings, Inc., 5.80%, 3/15/18	250,000	281
Aetna, Inc., 1.50%, 11/15/17	110,000	111
AIA Group, Ltd., 2.25%, 3/11/19 144A	200,000	201
American International Group, Inc., 5.85%, 1/16/18	445,000	497
Anthem, Inc., 1.875%, 1/15/18	100,000	101
Anthem, Inc., 2.25%, 8/15/19	500,000	502
CNA Financial Corp., 6.50%, 8/15/16	250,000	268
Humana, Inc., 2.625%, 10/1/19	190,000	194
Marsh & McLennan Cos., 2.55%, 10/15/18	160,000	164
Metropolitan Life Global Funding I, 1.50%, 1/10/18 144A	250,000	251
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	255
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	262,502	265

Total		3,090

Media (1.6%)
Comcast Corp., 4.95%, 6/15/16	250,000	263
Cox Communications, Inc., 5.50%, 10/1/15	1,000,000	1,023
Omnicom Group, Inc., 4.45%, 8/15/20	55,000	61
Omnicom Group, Inc., 5.90%, 4/15/16	600,000	628
SES Global Americas Holdings GP, 2.50%, 3/25/19 144A	50,000	50
Thomson Reuters Corp., 0.875%, 5/23/16	600,000	600
Time Warner, Inc., 2.10%, 6/1/19	250,000	251

Corporate Bonds (47.3%)	Shares/ $ Par	Value $ (000’s)

Media continued
Time Warner, Inc., 3.15%, 7/15/15	135,000	136
UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	400,000	418
Viacom, Inc., 2.50%, 9/1/18	250,000	254

Total		3,684

Metals & Mining (0.7%)
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.50%, 11/15/20	640,000	679
Goldcorp, Inc., 2.125%, 3/15/18	450,000	453
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	250,000	254
Vale Overseas, Ltd., 6.25%, 1/23/17	200,000	212

Total		1,598

Oil & Gas (1.9%)
BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	513
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	506
Exxon Mobil Corp., 0.634%, 3/6/22	1,110,000	1,112
Exxon Mobil Corp., 1.305%, 3/6/18	780,000	785
Murphy Oil Corp., 2.50%, 12/1/17	500,000	493
Petro-Canada, 6.05%, 5/15/18	236,000	265
Shell International Finance BV, 1.90%, 8/10/18	250,000	254
Total Capital Canada, Ltd., 1.45%, 1/15/18	250,000	251
Total Capital SA, 2.125%, 8/10/18	250,000	256

Total		4,435

Pharmaceuticals (2.1%)
AbbVie, Inc., 1.75%, 11/6/17	750,000	753
Actavis Funding SCS, 2.35%, 3/12/18	895,000	907
Actavis Funding SCS, 2.45%, 6/15/19	100,000	100
Actavis, Inc., 1.875%, 10/1/17	445,000	446
Bayer US Finance LLC, 2.375%, 10/8/19 144A	440,000	448
Celgene Corp., 1.90%, 8/15/17	500,000	506
Celgene Corp., 2.25%, 5/15/19	340,000	343
Gilead Sciences, Inc., 2.05%, 4/1/19	120,000	122
Merck & Co., Inc., 1.30%, 5/18/18	250,000	250

Short-Term Bond Portfolio

Corporate Bonds (47.3%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Perrigo Co. PLC, 1.30%, 11/8/16	180,000	180
Perrigo Co. PLC, 2.30%, 11/8/18	125,000	126
Takeda Pharmaceutical Co., Ltd., 1.625%, 3/17/17 144A	750,000	757

Total		4,938

Pipelines (3.2%)
CenterPoint Energy Resources Corp., 6.00%, 5/15/18	250,000	282
CenterPoint Energy Resources Corp., 6.15%, 5/1/16	250,000	264
DCP Midstream Operating LP, 3.25%, 10/1/15	520,000	522
Enable Midstream Partners LP, 2.40%, 5/15/19 144A	250,000	245
EnLink Midstream Partners LP, 2.70%, 4/1/19	85,000	85
Enterprise Products Operating LLC, 1.25%, 8/13/15	800,000	801
Enterprise Products Operating LLC, 3.20%, 2/1/16	100,000	102
Enterprise Products Operating LLC, 6.50%, 1/31/19	250,000	289
Florida Gas Transmission Co., 4.00%, 7/15/15 144A	1,000,000	1,008
Kinder Morgan, Inc., 2.00%, 12/1/17	105,000	105
NiSource Finance Corp., 5.25%, 9/15/17	250,000	274
ONEOK Partners LP, 3.20%, 9/15/18	250,000	253
ONEOK Partners LP, 3.25%, 2/1/16	230,000	233
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	750,000	760
Regency Energy Partners LP/Regency Energy Finance Corp., 8.375%, 6/1/19 144A	400,000	419
Spectra Energy Partners LP, 2.95%, 6/15/16	521,000	533
Tennessee Gas Pipeline Co., 8.00%, 2/1/16	500,000	526
TransCanada PipeLines, Ltd., 0.75%, 1/15/16	575,000	574

Corporate Bonds (47.3%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	275,000	302

Total		7,577

Real Estate Investment Trusts (1.2%)
Developers Diversified Realty Corp., 4.75%, 4/15/18	250,000	269
ERP Operating LP, 6.584%, 4/13/15	275,000	275
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	297
Kilroy Realty LP, 5.00%, 11/3/15	450,000	460
Simon Property Group LP, 1.50%, 2/1/18 144A	250,000	250
Ventas Realty LP, 1.25%, 4/17/17	500,000	499
Ventas Realty LP, 1.55%, 9/26/16	450,000	453
WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 144A	300,000	302

Total		2,805

Services (0.4%)
Alibaba Group Holding, Ltd., 2.50%, 11/28/19 144A	505,000	505
Republic Services, Inc., 5.50%, 9/15/19	250,000	283
Waste Management, Inc., 2.60%, 9/1/16	200,000	204

Total		992

Technology (1.7%)
Anstock II, Ltd., 2.125%, 7/24/17	300,000	298
Avnet, Inc., 6.00%, 9/1/15	1,000,000	1,020
Baidu, Inc., 2.75%, 6/9/19	200,000	202
Fidelity National Information Services, Inc., 1.45%, 6/5/17	250,000	250
Hewlett-Packard Co., 2.75%, 1/14/19	275,000	282
Juniper Networks Inc., 3.10%, 3/15/16	135,000	137
Keysight Technologies, Inc., 3.30%, 10/30/19 144A	850,000	856
Oracle Corp., 2.375%, 1/15/19	250,000	257
Oracle Corp., 5.75%, 4/15/18	250,000	283
Tencent Holdings, Ltd., 2.00%, 5/2/17 144A	350,000	352

Corporate Bonds (48.3%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Tencent Holdings, Ltd., 2.875%, 2/11/20 144A	200,000	201

Total		4,138

Telecommunications (1.1%)
America Movil SAB de CV, 2.375%, 9/8/16	425,000	432
British Telecommunications PLC, 2.35%, 2/14/19	250,000	254
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	230,000	232
Crown Castle Towers LLC, 6.113%, 1/15/20 144A	815,000	930
Verizon Communications, Inc., 1.10%, 11/1/17	200,000	198
Verizon Communications, Inc., 2.50%, 9/15/16	240,000	245
Verizon Communications, Inc., 3.65%, 9/14/18	335,000	356

Total		2,647

Transportation (2.0%)
Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	750,000	841
ERAC USA Finance LLC, 1.40%, 4/15/16 144A	750,000	753
ERAC USA Finance LLC, 5.90%, 11/15/15 144A	500,000	515
HPHT Finance 15, Ltd., 2.25%, 3/17/18 144A	209,000	210
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	450,000	443
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 3/15/16 144A	460,000	467
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18 144A	750,000	767
Southwest Airlines Co., 2.75%, 11/6/19	280,000	286
Southwest Airlines Co., 5.75%, 12/15/16	230,000	247
Union Pacific Corp., 2.25%, 2/15/19	85,000	87

Total		4,616

Total Corporate Bonds
(Cost: $111,037)		111,749

Short-Term Bond Portfolio

	Governments (10.2%)	Shares/ Par

	Foreign Agencies (1.0%)
	CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	350,000	349
	Ecopetrol SA, 4.25%, 9/18/18	400,000	419
	Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	1,002
	Electricite de France SA, 1.15%, 1/20/17 144A	450,000	452
	Petroleos Mexicanos, 3.50%, 7/23/20 144A	185,000	189

	Total		2,411

	Governments (9.7%)
	Federal Home Loan Banks, 0.50%, 9/28/16	2,330,000	2,330
	Federal National Mortgage Association, 0.452%, 4/25/45	515,000	515
(b)	Federal National Mortgage Association, 0.625%, 8/26/16	5,000,000	5,013
(f)	Mexican Bonos, 7.75%, 12/14/17 MXN	37,260,000	2,640
	US Treasury, 1.25%, 1/31/20	1,490,000	1,482
	US Treasury, 1.75%, 7/31/15	11,000,000	11,061

	Total		23,041

	Yankee Sovereign (0.5%)
	Hazine Mustesarligi Varlik Kiralama AS, 4.557%, 10/10/18 144A	325,000	341
	Iceland Government International Bond, 4.875%, 6/16/16 144A	750,000	780

	Total		1,121

	Total Governments
	(Cost: $26,633)		26,573

	Municipal Bonds (0.9%)	Shares/ $ Par	Value $ (000’s)

	Municipal Bonds (0.9%)
	Province of Ontario Canada, , 2.00%, 9/27/18 GO	1,000,000	1,023
	State Board of Administration Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	200,000	201
	State Board of Administration Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	192
	State of Illinois, Series 2010-3, 4.79%, 4/1/16 GO	300,000	311

Municipal Bonds (0.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	202
University of California, Series 2011Y-1, 0.679%, 7/1/41 RB	270,000	270

Total Municipal Bonds
(Cost: $2,160)		2,199

Structured Products (39.1%)

Structured Products (39.1%)
AEP Texas Central Transition Funding LLC, 5.17%, 1/1/18	700,000	744
Ally Auto Receivables Trust, Series 2012-2, Class B, 1.76%, 2/15/17 144A	750,000	753
Ally Master Owner Trust, Series 2013-1, Class A2, 1.00%, 2/15/18	1,200,000	1,202
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	1,045,000	1,048
American Express Credit Account Master Trust, Series 2014-2, Class A, 1.26%, 1/15/20	1,000,000	1,003
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	1,775,000	1,789
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26%, 11/8/19	735,000	736
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2, 1.15%, 7/10/17 144A	270,000	270
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	650,000	688
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AM, 6.256%, 2/10/51	440,000	486
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4, 5.537%, 10/12/41	313,990	329
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class AM, 5.582%, 9/11/41	500,000	526

Structured Products (39.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR17, Class AAB, 5.703%, 6/11/50	355,601	357
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class AM, 6.084%, 6/11/50	500,000	550
BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.73%, 2/21/17	365,000	365
BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, 8/21/17	295,000	295
Capital Auto Receivables Asset Trust, Series 2014-1, Class A2, 0.96%, 4/20/17	325,000	325
Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.31%, 12/20/17	1,370,000	1,376
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.96%, 9/16/19	500,000	501
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2, 1.26%, 1/15/20	470,000	473
Carmax Auto Owner Trust, Series 2013-2, Class A4, 0.84%, 11/15/18	420,000	419
CarMax Auto Owner Trust, Series 2014-4, Class A3, 1.25%, 11/15/19	440,000	441
CarMax Auto Owner Trust, Series 2015-1, Class A3, 1.38%, 11/15/19	260,000	261
CarMax Auto Owner Trust, Series 2014-4, Class A4, 1.81%, 7/15/20	250,000	252
CD Commerical Mortgage Trust, Series 2007-CD5, Class AMA, 6.124%, 11/15/44	565,000	619
Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	145,000	145
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	400,000	402
Citibank Credit Card Issuance Trust, Series 2014-A9, Class A9, 0.423%, 11/23/18	695,000	695

Short-Term Bond Portfolio

Structured Products (39.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	1,150,000	1,158
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A1, 1.353%, 2/10/48	206,906	207
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A1, 1.485%, 10/10/47	327,165	328
CNH Equipment Trust, Series 2013-B, Class A4, 0.99%, 11/15/18	845,000	842
CNH Equipment Trust, Series 2014-B, Class A4, 1.61%, 5/17/21	1,150,000	1,154
Comm Mortgage Trust, Series 2014-CR21, Class A1, 1.494%, 12/10/47	88,657	89
Commercial Mortgage Pass Through Certificates, Series 2014-UBS6, Class A1, 1.445%, 12/10/47	173,799	174
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.785%, 7/10/38	500,000	523
Commercial Mortgage Trust, Series 2001-J2A, Class C, 6.586%, 7/16/34 144A	445,617	477
Commercial Mortgage Trust Pass-Through Certificates, Series 2015-CR22, Class A1, 1.569%, 3/10/48	85,000	85
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AM, 5.10%, 8/15/38	285,000	287
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1, 1.684%, 4/15/50	75,000	75
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 144A	760,000	767
DBRR Trust, Series 2013-EZ3, Class A, 1.636%, 12/18/49 144A	1,809,052	1,818
Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.54%, 5/20/27 144A	331,660	333
Discover Card Execution Note Trust, Series 2012-B3, Class B3, 0.624%, 5/15/18	1,000,000	999

Structured Products (39.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	1,150,000	1,153
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 1/25/42 144A	516,944	538
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30%, 9/20/20 144A	465,000	466
FDIC Guaranteed Notes Trust, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	345,520	350
Federal Home Loan Mortgage Corp., 0.524%, 2/15/45	355,876	356
Federal Home Loan Mortgage Corp., Series 15-HQ1, Class M1, 1.223%, 3/25/25	250,000	250
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.25%, 6/15/27	2,657,039	2,590
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.00%, 2/15/25	986,646	1,004
Federal Home Loan Mortgage Corp., 2.50%, 1/1/24	2,150,536	2,226
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	55,190	58
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	317,762	347
Federal Home Loan Mortgage Corp., 6.00%, 12/1/28	19,132	22
Federal Home Loan Mortgage Corp., 6.00%, 9/1/34	7,611	9
Federal Home Loan Mortgage Corp., 6.00%, 2/1/35	111,464	128
Federal Home Loan Mortgage Corp., 6.00%, 9/1/35	39,286	45
Federal Home Loan Mortgage Corp., 6.00%, 1/1/38	10,215	11
Federal National Mortgage Association, 0.574%, 1/25/45	617,933	621
Federal National Mortgage Association, Series 2010-95, Class BK, 1.50%, 2/25/20	774,955	782

Structured Products (39.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2013-74, Class AD, 2.00%, 7/25/23	858,615	875
Federal National Mortgage Association, 2.50%, 10/1/22	1,466,717	1,521
Federal National Mortgage Association, 2.50%, 12/1/22	362,033	375
Federal National Mortgage Association, Series 2011-113, Class AG, 2.50%, 11/25/26	487,330	500
Federal National Mortgage Association, 3.00%, 6/1/22	448,549	471
Federal National Mortgage Association, 3.00%, 4/1/24	894,294	941
Federal National Mortgage Association, 3.50%, 5/1/27	1,683,570	1,789
Federal National Mortgage Association, 3.50%, 11/1/44	2,013,992	2,128
Federal National Mortgage Association, 4.00%, 2/1/29	2,169,260	2,311
Federal National Mortgage Association, 4.00%, 3/1/41	96,510	103
Federal National Mortgage Association, 4.00%, 3/1/42	965,299	1,037
Federal National Mortgage Association, 4.50%, 5/1/40	332,507	364
Federal National Mortgage Association, 4.50%, 9/1/40	328,228	359
Federal National Mortgage Association, 5.00%, 10/1/33	423,648	475
Federal National Mortgage Association, 5.50%, 8/1/37	235,643	267
Federal National Mortgage Association, 5.50%, 2/1/38	914,730	1,035
Federal National Mortgage Association, 6.00%, 8/1/22	174,758	192
Federal National Mortgage Association, 6.00%, 3/1/34	189,633	218
Federal National Mortgage Association, 6.00%, 8/1/34	527,293	606
Federal National Mortgage Association, 6.00%, 11/1/34	22,496	26
Federal National Mortgage Association, 6.00%, 12/1/34	6,824	8

Short-Term Bond Portfolio

Structured Products (39.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 4/1/35	13,025	15
Federal National Mortgage Association, 6.00%, 5/1/38	10,669	12
Federal National Mortgage Association, 6.00%, 10/1/40	532,474	608
Federal National Mortgage Association, 6.50%, 7/1/32	58,426	69
Federal National Mortgage Association, 6.50%, 12/1/32	66,773	79
Federal national Mortgage Association Connecticut Avenue Securities, 2.274%, 11/25/24	145,585	147
Federal National Mortgage Association Connecticut Avenue Securities, 1.674%, 2/25/25	175,379	177
Federal National Mortgage Association Connecticut Avenue Securities, 1.674%, 2/25/25	98,137	98
Federal National Mortgage Association Connecticut Avenue Securities, 2.124%, 11/25/24	276,752	279
Fifth Third Auto Trust, Series 2014-2, Class A4, 1.38%, 12/15/20	500,000	502
Ford Credit Auto Lease Trust, Series 2014-A, Class A3, 0.68%, 4/15/17	260,000	260
Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	220,000	220
Ford Credit Auto Lease Trust, Series 2013-B, Class A4, 0.96%, 10/15/16	1,000,000	1,002
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	350,000	350
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	425,000	426
Ford Credit Auto Owner Trust, Series 2014-B, Class A4, 1.42%, 8/15/19	400,000	402

Structured Products (39.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ford Credit Auto Owner Trust, Series 2011-B, Class B, 2.27%, 1/15/17	200,000	202
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.50%, 1/15/20	575,000	585
Ford Credit Auto Owner Trust, Series 2011-A, Class D, 3.21%, 7/15/17	110,000	110
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	500,000	501
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1, 1.40%, 8/15/19	1,150,000	1,153
GE Equipment Small Ticket LLC, Series 2014-1A, Class A4, 1.44%, 10/25/21 144A	300,000	302
GE Equipment Transportation LLC, Series 2015-1, Class A3, 1.28%, 2/25/19	133,000	133
Government National Mortgage Association, 3.50%, 9/20/44	131,766	139
Government National Mortgage Association, 3.50%, 3/20/45	360,000	380
Government National Mortgage Association, 4.00%, 1/20/45	210,688	221
Government National Mortgage Association, 5.00%, 3/20/34	1,054,856	1,175
Government National Mortgage Association, 5.50%, 6/20/37	275,612	305
GS Mortgage Securities Trust, Series 2011-GC5, Class A1, 1.468%, 8/10/44	138,526	139
GS Mortgage Securities Trust, Series 2015-GC28, Class A1, 1.528%, 2/10/48	334,901	336
Honda Auto Receivables Owner Trust, Series 2013-4, Class A4, 1.04%, 2/18/20	85,000	85
Honda Auto Receivables Owner Trust, Series 2013-3, Class A4, 1.13%, 9/16/19	165,000	166
Honda Auto Receiveables Owner Trust, Series 2014-4, Class A3, 0.99%, 9/17/18	845,000	846

Structured Products (39.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.05%, 4/15/19	290,000	290
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	445,000	452
John Deere Owner Trust, Series 2014-A, Class A3, 0.92%, 4/16/18	600,000	601
John Deere Owner Trust, Series 2015-A, Class A3, 1.32%, 6/17/19	160,000	161
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.429%, 12/12/44	600,000	615
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.44%, 5/15/45	485,000	509
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 5.841%, 4/15/45	730,000	767
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AM, 5.878%, 2/12/51	350,000	384
JP Morgan Chase Commerical Mortgage Securities Trust, Series 2007-C1, Class AM, 5.897%, 2/15/51	680,000	735
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1, 1.414%, 2/15/48	271,032	271
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A1, 1.596%, 1/15/48	493,226	495
Kubota Credit Owner Trust, Series 2014-1A, Class A4, 1.67%, 7/15/20 144A	1,500,000	1,505
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AM, 5.413%, 9/15/39	400,000	422
Macquarie Securities Management Pty, Ltd., Series 2015-1US, Class A2A, 0.99%, 8/14/17	295,000	295
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	20,482	21

Short-Term Bond Portfolio

Structured Products (39.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 12/16/19	470,000	470
Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A3, 1.10%, 8/15/17	980,000	981
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.282%, 11/12/37	360,000	367
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AM, 5.419%, 8/12/48	350,000	370
ML-CFC Commerical Mortgage Trust, Series 2006-4, Class AM, 5.204%, 12/12/49	210,000	223
Morgan Stanely Capital I Trust, Series 2006-T21, Class A4, 5.162%, 10/12/52	1,120,000	1,135
Morgan Stanley Bank of American Merrill Lynch Trust, Series 2014-C19, Class A1, 1.573%, 12/15/47	333,324	335
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, 5.073%, 8/13/42	600,000	602
Nissan Auto Lease Trust, Series 2014-A, Class A4, 1.04%, 10/15/19	1,150,000	1,151
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.11%, 5/15/19	475,000	477
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.44%, 1/15/20	400,000	400
Residential Asset Securities Corp., Series 2006-KS4, Class A3, 0.324%, 6/25/36	423,547	422
Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.16%, 1/15/19	665,000	666
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55%, 10/15/18	925,000	929
Santander Drive Auto Receivables Trust, Series 2011-3, Class C, 3.09%, 5/15/17	47,866	48
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82%, 8/15/17	229,785	232

Structured Products (39.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Sierra Receivables Funding Co. LLC, Series 2013-3A, Class A, 2.20%, 10/20/30 144A	595,370	600
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A, 2.28%, 11/20/25 144A	480,012	485
Sierra Receivables Funding Co. LLC, , , 2.40%, 3/22/32 144A	550,000	553
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20	1,145,000	1,145
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.61%, 11/15/20	1,155,000	1,158
Synchrony Credit Card Master Note Trust, Series 2013-1, Class B, 1.69%, 3/15/21	465,000	463
TIAA Seasoned Commerical Mortgage Trust, Series 2007-C4, Class AJ, 5.532%, 8/15/39	491,000	497
Toyota Auto Receivables Owners Trust, Series 2014-B, Class A4, 1.31%, 9/16/19	1,500,000	1,505
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.91%, 10/22/18	85,000	85
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A4, 1.16%, 3/20/20	1,150,000	1,148
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4, 1.45%, 9/21/20	425,000	426
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.339%, 11/15/48	916,000	971
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM, 5.715%, 5/15/43	496,000	518
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A1, 1.437%, 12/15/47	417,954	419
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A1, 1.454%, 2/15/48	246,972	247

Structured Products (39.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1, 1.471%, 4/15/50 144A	211,000	211
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A1, 1.73%, 2/15/48	440,000	443
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.614%, 12/25/34	613,475	624
World Omni Auto Receivables Trust, Series 2015-A, Class A3, 1.34%, 5/15/20	150,000	150

Total Structured Products
(Cost: $91,956)		92,326

Total Investments (98.5%)
(Cost: $231,786)(a)		232,847

Other Assets, Less
Liabilities (1.5%)		3,544

Net Assets (100.0%)		236,391

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the value of these securities (in thousands) was $36,513 representing 15.5% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $231,786 and the net unrealized appreciation of investments based on that cost was $1,061 which is comprised of $1,431 aggregate gross unrealized appreciation and $370 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2015, $8,606)	72	6/15	$(50)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2015, $2,281)	18	6/15	(39)

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on March 31, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	MXN	32,915	5/15	$14	$-	$14
Sell	The Chase Manhattan Bank	MXN	8,195	5/15	8	-	8

					$22	$-	$22

MXN — Mexican New Peso

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & Agency Bonds	$-	$26,573	$-
Municipal Bonds	-	2,199	-
Corporate Bonds	-	111,749	-
Structured Products	-	90,508	1,818
Other Financial Instruments^
Forward Currency Contracts	-	22	-
Total Assets	$-	$231,051	$1,818
Liabilities:
Other Financial Instruments^
Futures	(89)	-	-
Total Liabilities	$(89)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Select Bond Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

Corporate Bonds (21.6%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.4%)
L-3 Communications Corp., 3.95%, 5/28/24	2,535,000	2,602
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,140
Lockheed Martin Corp., 3.80%, 3/1/45	1,635,000	1,625
Northrop Grumman Corp., 3.25%, 8/1/23	3,540,000	3,650
Northrop Grumman Corp., 3.85%, 4/15/45	2,350,000	2,313

Total		11,330

Autos & Vehicle Parts (1.0%)
Daimler Finance North America LLC, 1.875%, 1/11/18 144A	2,695,000	2,726
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	3,930,000	4,030
Ford Motor Credit Co. LLC, 2.459%, 3/27/20	2,880,000	2,880
Ford Motor Credit Co. LLC, 3.664%, 9/8/24	3,300,000	3,405
General Motors Co., 3.50%, 10/2/18	3,690,000	3,781
General Motors Co., 5.00%, 4/1/35	610,000	651
General Motors Co., 5.20%, 4/1/45	480,000	521
Hyundai Capital America, 2.00%, 3/19/18 144A	1,310,000	1,331
Hyundai Capital America, 2.60%, 3/19/20 144A	3,280,000	3,315
Johnson Controls, Inc., 4.95%, 7/2/64	915,000	981
Toyota Motor Credit Corp., 2.75%, 5/17/21	1,011,000	1,045
Toyota Motor Credit Corp., 3.30%, 1/12/22	2,900,000	3,072
Volkswagen Group of America Finance LLC, 2.125%, 5/23/19 144A	2,770,000	2,787

Total		30,525

Banking (6.4%)
Abbey National Treasury Services PLC of London, 2.375%, 3/16/20	5,440,000	5,479
Australia & New Zealand Banking Group, Ltd., 4.50%, 3/19/24 144A	3,310,000	3,459
Bank of America Corp., 4.00%, 4/1/24	3,880,000	4,127
Bank of America Corp., 4.00%, 1/22/25	2,625,000	2,646
Bank of America Corp., 4.25%, 10/22/26	2,530,000	2,612

Corporate Bonds (21.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Bank of America Corp., 6.00%, 9/1/17	3,720,000	4,092
Bank of America NA, 1.65%, 3/26/18	2,950,000	2,957
Barclays PLC, 3.65%, 3/16/25	2,790,000	2,798
Barclays PLC, 4.375%, 9/11/24	1,625,000	1,644
BB&T Corp., 2.45%, 1/15/20	2,160,000	2,197
Capital One Financial Corp., 3.20%, 2/5/25	2,505,000	2,484
Citigroup, Inc., 1.55%, 8/14/17	5,280,000	5,285
Citigroup, Inc., 1.70%, 7/25/16	3,720,000	3,745
Citigroup, Inc., 2.40%, 2/18/20	2,995,000	3,006
CME Group, Inc., 3.00%, 3/15/25	4,790,000	4,839
Credit Agricole SA, 4.375%, 3/17/25 144A	2,730,000	2,760
Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25 144A	5,850,000	5,918
Credit Suisse of New York, 3.625%, 9/9/24	3,540,000	3,659
Deutsche Bank AG, 4.50%, 4/1/25	5,290,000	5,269
Discover Financial Services, 3.75%, 3/4/25	1,665,000	1,677
The Goldman Sachs Group, Inc., 3.50%, 1/23/25	7,345,000	7,474
The Goldman Sachs Group, Inc., 6.25%, 2/1/41	1,315,000	1,714
The Goldman Sachs Group, Inc., 6.75%, 10/1/37	1,355,000	1,779
HSBC USA, Inc., 1.70%, 3/5/18	6,905,000	6,918
HSBC USA, Inc., 2.35%, 3/5/20	6,905,000	6,940
HSBC USA, Inc., 2.375%, 11/13/19	1,480,000	1,493
ING Bank NV, 1.80%, 3/16/18 144A	3,580,000	3,602
ING Bank NV, 2.45%, 3/16/20 144A	5,560,000	5,628
ING Bank NV, 5.80%, 9/25/23 144A	2,800,000	3,170
Inter-American Development Bank, 4.375%, 1/24/44	1,070,000	1,368
Intesa Sanpaolo SPA, 2.375%, 1/13/17	4,000,000	4,048

	Corporate Bonds (21.6%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Intesa Sanpaolo SPA, 5.017%, 6/26/24 144A	2,245,000	2,298
	JPMorgan Chase & Co., 2.25%, 1/23/20	8,560,000	8,578
	JPMorgan Chase & Co., 3.125%, 1/23/25	1,200,000	1,204
	JPMorgan Chase & Co., 4.125%, 12/15/26	1,550,000	1,607
	JPMorgan Chase & Co., 4.85%, 2/1/44	1,390,000	1,586
	Lazard Group LLC, 3.75%, 2/13/25	4,670,000	4,606
	Lazard Group LLC, 4.25%, 11/14/20	3,205,000	3,425
	Lazard Group LLC, 6.85%, 6/15/17	1,102,000	1,224
	Lloyds Bank PLC, 1.75%, 3/16/18	5,345,000	5,374
	Lloyds Bank PLC, 2.40%, 3/17/20	3,910,000	3,947
	Lloyds Banking Group PLC, 4.50%, 11/4/24	3,200,000	3,324
	Morgan Stanley, 2.65%, 1/27/20	7,330,000	7,432
	Morgan Stanley, 3.70%, 10/23/24	4,485,000	4,676
	Morgan Stanley, 4.30%, 1/27/45	2,200,000	2,280
	Morgan Stanley, 4.35%, 9/8/26	2,105,000	2,207
	Murray Street Investment Trust I, 4.647%, 3/9/17	5,805,000	6,152
	Royal Bank of Scotland Group PLC, 5.125%, 5/28/24	1,295,000	1,359
	Sumitomo Mitsui Banking Corp., 1.35%, 7/11/17	4,600,000	4,596
	Swedbank AB, 2.20%, 3/4/20 144A	1,395,000	1,401
	Synchrony Financial, 2.70%, 2/3/20	3,695,000	3,711
	Synchrony Financial, 4.25%, 8/15/24	2,350,000	2,458
(d)	Washington Mutual Bank, 6.75%, 5/20/36	1,100,000	-
(d)	Washington Mutual Bank, 6.875%, 6/15/11	1,620,000	-

	Total		188,232

	Chemicals (0.4%)
	Albemarle Corp., 5.45%, 12/1/44	2,135,000	2,303
	Eastman Chemical Co., 3.80%, 3/15/25	2,930,000	3,043
	Eastman Chemical Co., 4.65%, 10/15/44	1,345,000	1,411

Select Bond Portfolio

Corporate Bonds (21.6%)	Shares/ $ Par	Value $ (000’s)

Chemicals continued
LYB International Finance BV, 4.875%, 3/15/44	1,285,000	1,380
LyondellBasell Industries NV, 4.625%, 2/26/55	1,250,000	1,245
The Mosaic Co., 5.45%, 11/15/33	945,000	1,093
The Mosaic Co., 5.625%, 11/15/43	1,190,000	1,413

Total		11,888

Consumer Products & Retailing (0.6%)
Altria Group, Inc., 2.625%, 1/14/20	3,605,000	3,663
Altria Group, Inc., 4.50%, 5/2/43	1,950,000	2,017
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	1,770,000	1,952
Coach, Inc., 4.25%, 4/1/25	2,350,000	2,382
LVMH Moet Hennessy Louis Vuitton SA, 1.625%, 6/29/17 144A	4,460,000	4,504
Walgreens Boot Alliance, Inc., 4.80%, 11/18/44	1,220,000	1,317
Yum! Brands, Inc., 5.35%, 11/1/43	1,525,000	1,689

Total		17,524

Electric Utilities (1.4%)
Alabama Power Co., 3.75%, 3/1/45	1,590,000	1,619
Alabama Power Co., 3.95%, 6/1/21	2,000,000	2,211
Ameren Illinois Co., 4.30%, 7/1/44	1,435,000	1,616
American Electric Power Co., Inc., 1.65%, 12/15/17	4,030,000	4,053
Berkshire Hathaway Energy Co., 4.50%, 2/1/45	1,885,000	2,052
Commonwealth Edison Co., 3.70%, 3/1/45	640,000	650
Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	1,220,000	1,370
Dayton Power & Light Co., 1.875%, 9/15/16	1,870,000	1,890
The Detroit Edison Co., 5.45%, 2/15/35	105,000	132
Dominion Resources, Inc., 4.70%, 12/1/44	1,955,000	2,177
Mississippi Power Co., 4.75%, 10/15/41	1,600,000	1,685
Niagara Mohawk Power Corp., 4.278%, 10/1/34 144A	1,985,000	2,166
Pacific Gas & Electric Co., 3.25%, 6/15/23	1,525,000	1,576
PacifiCorp, 3.60%, 4/1/24	3,565,000	3,820
Potomac Electric Power Co., 3.60%, 3/15/24	1,710,000	1,823
Potomac Electric Power Co., 4.15%, 3/15/43	1,680,000	1,815
Public Service Co of Colorado, 4.30%, 3/15/44	1,010,000	1,151

Corporate Bonds (21.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Public Service Electric & Gas Co., 3.05%, 11/15/24	1,555,000	1,601
Southern Electric Generating Co., 2.20%, 12/1/18 144A	1,715,000	1,745
Southwestern Electric Power Co., 3.55%, 2/15/22	1,300,000	1,372
Southwestern Electric Power Co., 3.90%, 4/1/45	1,680,000	1,661
Tampa Electric Co., 5.40%, 5/15/21	630,000	744
Virginia Electric & Power Co., 4.45%, 2/15/44	1,100,000	1,240

Total		40,169

Energy (0.8%)
Canadian Oil Sands, Ltd., 6.00%, 4/1/42 144A	1,835,000	1,657
ConocoPhillips Co., 2.875%, 11/15/21	2,320,000	2,379
Continental Resources, Inc., 4.50%, 4/15/23	2,080,000	2,019
Diamond Offshore Drilling, Inc., 4.875%, 11/1/43	440,000	368
Ensco PLC, 5.20%, 3/15/25	1,375,000	1,377
Kerr-McGee Corp., 6.95%, 7/1/24	5,255,000	6,576
Newfield Exploration Co., 5.625%, 7/1/24	2,535,000	2,636
Rowan Cos., 5.40%, 12/1/42	1,625,000	1,333
Rowan Cos., 5.85%, 1/15/44	1,010,000	870
Talisman Energy, Inc., 3.75%, 2/1/21	2,015,000	1,983
Weatherford International, Ltd., 4.50%, 4/15/22	1,500,000	1,371
Weatherford International, Ltd., 5.95%, 4/15/42	1,895,000	1,666

Total		24,235

Finance (0.1%)
General Electric Capital Corp., 5.875%, 1/14/38	3,020,000	3,905

Total		3,905

Food & Beverage (0.8%)
Anheuser-Busch InBev Finance, Inc., 2.15%, 2/1/19	4,610,000	4,690
Anheuser-Busch InBev Finance, Inc., 2.625%, 1/17/23	2,290,000	2,258
The JM Smucker Co., 4.375%, 3/15/45 144A	600,000	625
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,200,000	1,328
Pernod-Ricard SA, 5.75%, 4/7/21 144A	4,050,000	4,700
Tyson Foods, Inc., 4.50%, 6/15/22	1,695,000	1,870
WM Wrigley Jr. Co., 2.00%, 10/20/17 144A	1,145,000	1,157

Corporate Bonds (21.6%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
WM Wrigley Jr. Co., 2.40%, 10/21/18 144A	726,000	739
WM Wrigley Jr. Co., 2.90%, 10/21/19 144A	3,420,000	3,526
WM Wrigley Jr. Co., 3.375%, 10/21/20 144A	3,450,000	3,615

Total		24,508

Healthcare (0.3%)
Medtronic, Inc., 3.15%, 3/15/22 144A	2,445,000	2,539
Medtronic, Inc., 4.375%, 3/15/35 144A	1,955,000	2,126
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	720,000	738
Zimmer Holdings, Inc., 3.55%, 4/1/25	3,000,000	3,062

Total		8,465

Insurance (1.2%)
ACE INA Holdings, Inc., 3.15%, 3/15/25	3,400,000	3,476
AIA Group, Ltd., 3.20%, 3/11/25 144A	2,760,000	2,784
American International Group, Inc., 3.375%, 8/15/20	2,180,000	2,300
American International Group, Inc., 4.375%, 1/15/55	1,220,000	1,230
American International Group, Inc., 4.50%, 7/16/44	1,405,000	1,508
American International Group, Inc., 6.40%, 12/15/20	2,015,000	2,441
Anthem, Inc., 3.125%, 5/15/22	3,920,000	3,974
Anthem, Inc., 3.50%, 8/15/24	2,105,000	2,158
Anthem, Inc., 3.70%, 8/15/21	75,000	79
Anthem, Inc., 4.35%, 8/15/20	35,000	39
Anthem, Inc., 5.10%, 1/15/44	1,160,000	1,331
Assurant, Inc., 2.50%, 3/15/18	3,255,000	3,312
Lincoln National Corp., 3.35%, 3/9/25	855,000	865
Markel Corp., 4.90%, 7/1/22	20,000	22
MetLife, Inc., 1.903%, 12/15/17	1,650,000	1,662
MetLife, Inc., 3.00%, 3/1/25	2,400,000	2,405
MetLife, Inc., 4.05%, 3/1/45	1,070,000	1,108
Prudential Financial, Inc., 4.60%, 5/15/44	700,000	742
XLIT, Ltd., 4.45%, 3/31/25	1,200,000	1,208
XLIT, Ltd., 5.50%, 3/31/45	1,440,000	1,440

Total		34,084

Select Bond Portfolio

Corporate Bonds (21.6%)	Shares/ $ Par	Value $ (000’s)

Media (0.9%)
British Sky Broadcasting Group PLC, 3.75%, 9/16/24 144A	3,240,000	3,350
Cox Enterprise, Inc., 4.80%, 2/1/35 144A	2,290,000	2,408
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	1,190,000	1,233
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.95%, 1/15/25	4,150,000	4,276
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	3,055,000	3,263
Grupo Televisa SAB, 5.00%, 5/13/45	1,505,000	1,566
Outerwall, Inc., 5.875%, 6/15/21 144A	825,000	745
Scripps Networks Interactive, Inc., 3.90%, 11/15/24	2,565,000	2,646
Thomson Reuters Corp., 3.85%, 9/29/24	2,625,000	2,718
Viacom, Inc., 4.85%, 12/15/34	3,725,000	3,848
Viacom, Inc., 5.25%, 4/1/44	1,160,000	1,245

Total		27,298

Metals & Mining (0.2%)
Barrick Gold Corp., 4.10%, 5/1/23	1,355,000	1,337
BHP Billiton Finance USA, Ltd., 5.00%, 9/30/43	1,160,000	1,328
Freeport-McMoRan, Inc., 4.55%, 11/14/24	2,100,000	2,018
Teck Resources, Ltd., 3.75%, 2/1/23	1,150,000	1,077
Vale Overseas, Ltd., 8.25%, 1/17/34	795,000	885

Total		6,645

Oil & Gas (1.3%)
Chevron Corp., 1.365%, 3/2/18	4,820,000	4,843
Chevron Corp., 1.961%, 3/3/20	5,260,000	5,294
Chevron Corp., 2.411%, 3/3/22	2,775,000	2,780
Exxon Mobil Corp., 1.305%, 3/6/18	6,885,000	6,925
Exxon Mobil Corp., 1.912%, 3/6/20	4,135,000	4,175
Exxon Mobil Corp., 2.709%, 3/6/25	4,125,000	4,167
Exxon Mobil Corp., 3.567%, 3/6/45	1,390,000	1,441
Marathon Petroleum Corp., 5.00%, 9/15/54	490,000	492
Phillips 66, 4.875%, 11/15/44	1,250,000	1,339
Total Capital International SA, 2.75%, 6/19/21	1,625,000	1,662

Corporate Bonds (21.6%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas continued
Valero Energy Corp., 3.65%, 3/15/25	2,085,000	2,132
Valero Energy Corp., 4.90%, 3/15/45	1,380,000	1,427

Total		36,677

Pharmaceuticals (0.7%)
AbbVie, Inc., 4.40%, 11/6/42	1,250,000	1,287
Actavis Funding SCS, 3.00%, 3/12/20	4,235,000	4,333
Actavis Funding SCS, 3.80%, 3/15/25	1,995,000	2,059
Actavis Funding SCS, 4.75%, 3/15/45	2,415,000	2,567
Actavis Funding SCS, 4.85%, 6/15/44	735,000	781
Amgen, Inc., 2.20%, 5/22/19	2,445,000	2,476
Celgene Corp., 3.625%, 5/15/24	1,345,000	1,398
Celgene Corp., 5.25%, 8/15/43	1,405,000	1,628
Mylan, Inc., 5.40%, 11/29/43	1,285,000	1,483
Perrigo Finance PLC, 3.90%, 12/15/24	2,970,000	3,077
Perrigo Finance PLC, 4.90%, 12/15/44	795,000	852

Total		21,941

Pipelines (1.1%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	270,000	301
El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/1/24	2,355,000	2,398
Energy Transfer Partners LP, 4.05%, 3/15/25	2,400,000	2,420
Energy Transfer Partners LP, 5.15%, 3/15/45	1,465,000	1,474
EnLink Midstream Partners LP, 5.05%, 4/1/45	2,290,000	2,330
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,955,000	2,018
Enterprise Products Operating LLC, 4.85%, 3/15/44	975,000	1,051
Kinder Morgan, Inc., 5.30%, 12/1/34	890,000	919
Kinder Morgan, Inc., 5.55%, 6/1/45	1,590,000	1,676
MPLX LP, 4.00%, 2/15/25	855,000	862
NiSource Finance Corp., 6.125%, 3/1/22	1,000,000	1,201
Oneok Partners LP, 6.20%, 9/15/43	1,200,000	1,250
ONEOK Partners LP, 3.80%, 3/15/20	1,595,000	1,626
ONEOK Partners LP, 4.90%, 3/15/25	1,410,000	1,427
Plains All American Pipeline, 4.90%, 2/15/45	2,230,000	2,345

Corporate Bonds (21.6%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Spectra Energy Partners LP, 4.50%, 3/15/45	1,465,000	1,487
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	2,780,000	2,923
TC Pipelines LP, 4.375%, 3/13/25	2,035,000	2,055
Williams Partners LP, 4.00%, 9/15/25	2,350,000	2,305

Total		32,068

Real Estate Investment Trusts (0.9%)
DDR Corp., 3.375%, 5/15/23	3,755,000	3,726
DDR Corp., 4.625%, 7/15/22	3,902,000	4,199
Federal Realty Investment Trust, 2.75%, 6/1/23	2,500,000	2,469
Federal Realty Investments Trust, 3.95%, 1/15/24	1,715,000	1,833
Healthcare Trust of America Holdings LP, 3.70%, 4/15/23	1,511,000	1,514
Mid-America Apartments LP, 4.30%, 10/15/23	2,505,000	2,676
Mid-American Apartments LP, 3.75%, 6/15/24	2,900,000	2,971
Tanger Properties LP, 3.75%, 12/1/24	1,455,000	1,492
Tanger Properties LP, 3.875%, 12/1/23	1,680,000	1,753
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 144A	1,700,000	1,721
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24 144A	2,165,000	2,239

Total		26,593

Services (0.3%)
Alibaba Group Holding, Ltd., 3.60%, 11/28/24 144A	2,795,000	2,804
Amazon.com, Inc., 4.95%, 12/5/44	3,605,000	3,933
MasterCard, Inc., 3.375%, 4/1/24	1,010,000	1,063

Total		7,800

Technology (0.6%)
Apple, Inc., 2.50%, 2/9/25	3,080,000	3,014
Apple, Inc., 2.85%, 5/6/21	3,015,000	3,141
Apple, Inc., 3.45%, 2/9/45	2,055,000	1,951
Broadcom Corp., 4.50%, 8/1/34	670,000	725
Microsoft Corp., 4.00%, 2/12/55	2,565,000	2,561
Tencent Holdings, Ltd., 2.875%, 2/11/20 144A	1,405,000	1,415
Tencent Holdings, Ltd., 3.80%, 2/11/25 144A	2,145,000	2,192
Xerox Corp., 2.75%, 9/1/20	2,070,000	2,073

Select Bond Portfolio

Corporate Bonds (21.6%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Xerox Corp., 4.80%, 3/1/35	700,000	686

Total		17,758

Telecommunications (1.4%)
America Movil SAB de CV, 3.125%, 7/16/22	4,295,000	4,368
America Movil SAB de CV, 5.00%, 3/30/20	1,330,000	1,507
American Tower Corp., 3.45%, 9/15/21	3,175,000	3,241
American Tower Corp., 3.50%, 1/31/23	3,115,000	3,088
AT&T, Inc., 4.30%, 12/15/42	735,000	703
AT&T, Inc., 4.35%, 6/15/45	885,000	846
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 144A	1,645,000	1,812
Telstra Corp., Ltd., 3.125%, 4/7/25 144A	625,000	624
Verizon Communications, Inc., 2.50%, 9/15/16	3,235,000	3,304
Verizon Communications, Inc., 3.50%, 11/1/24	1,925,000	1,970
Verizon Communications, Inc., 4.272%, 1/15/36 144A	1,878,000	1,864
Verizon Communications, Inc., 4.40%, 11/1/34	4,849,000	4,939
Verizon Communications, Inc., 4.522%, 9/15/48 144A	1,894,000	1,885
Verizon Communications, Inc., 4.862%, 8/21/46	8,325,000	8,716
Verizon Communications, Inc., 6.25%, 4/1/37	855,000	1,055
Verizon Communications, Inc., 6.40%, 9/15/33	116,000	145

Total		40,067

Transportation (0.8%)
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,180,000	3,308
ERAC USA Finance LLC, 4.50%, 2/15/45 144A	855,000	865
ERAC USA Finance LLC, 5.625%, 3/15/42 144A	2,690,000	3,137
FedEx Corp., 3.20%, 2/1/25	2,105,000	2,134
FedEx Corp., 4.10%, 2/1/45	2,105,000	2,102
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 6/15/19 144A	4,090,000	4,095
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.05%, 1/9/20 144A	4,945,000	5,028
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 144A	2,075,000	2,074

Total		22,743

Total Corporate Bonds
(Cost: $624,611)		634,455

Governments (36.7%)	Shares/ $ Par	Value $ (000’s)

Foreign Agencies (0.8%)
Ecopetrol SA, 5.875%, 5/28/45	1,435,000	1,335
Ecopetrol SA, 7.375%, 9/18/43	1,370,000	1,492
Electricite de France SA, 6.00%, 1/22/14 144A	1,922,000	2,332
Japan Bank for International Cooperation, 2.125%, 2/10/25	1,950,000	1,939
Petrobras Global Finance BV, 3.00%, 1/15/19	2,170,000	1,873
Petroleos Mexicanos, 4.50%, 1/23/26 144A	1,335,000	1,360
Petroleos Mexicanos, 5.625%, 1/23/46 144A	3,055,000	3,101
Petroleos Mexicanos, 6.375%, 1/23/45	1,460,000	1,632
Petrosbras Global Finance BV, 4.875%, 3/17/20	3,050,000	2,739
Statoil ASA, 2.25%, 11/8/19	2,595,000	2,639
Statoil ASA, 2.90%, 11/8/20	3,000,000	3,143

Total		23,585

Governments (34.7%)
Federal Home Loan Bank, 0.50%, 9/28/16	3,440,000	3,440
Federal National Mortgage Association, 0.00%, 10/9/19	7,000,000	6,432
Israel Government AID Bond, 5.50%, 4/26/24	11,750,000	14,754
US Treasury, 0.375%, 10/31/16	293,468,000	293,101
US Treasury, 0.50%, 6/30/16	15,562,000	15,588
US Treasury, 0.50%, 9/30/16	15,132,000	15,147
US Treasury, 0.50%, 2/28/17	93,515,000	93,457
US Treasury, 0.50%, 3/31/17	37,022,000	36,979
US Treasury, 0.625%, 10/15/16	1,201,000	1,204
US Treasury, 0.625%, 12/31/16	34,334,000	34,417
US Treasury, 0.625%, 2/15/17	36,090,000	36,149
US Treasury, 0.875%, 1/31/17	12,826,000	12,910
US Treasury, 1.00%, 2/15/18	1,179,000	1,184
US Treasury, 1.00%, 3/15/18	1,985,000	1,992
US Treasury, 1.00%, 8/31/19	6,726,000	6,641
US Treasury, 1.25%, 1/31/20	3,588,000	3,570
US Treasury, 1.375%, 2/29/20	28,767,000	28,774
US Treasury, 1.375%, 3/31/20	20,944,000	20,947
US Treasury, 1.50%, 5/31/19	12,714,000	12,851

Governments (36.7%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 1.50%, 10/31/19	137,487,000	138,572
US Treasury, 1.50%, 11/30/19	324,000	327
US Treasury, 1.50%, 1/31/22	3,775,000	3,726
US Treasury, 1.625%, 12/31/19	11,197,000	11,340
US Treasury, 1.75%, 9/30/19	95,626,000	97,449
US Treasury, 1.75%, 2/28/22	1,278,000	1,282
US Treasury, 2.00%, 2/15/25	19,293,000	19,415
US Treasury, 2.125%, 8/31/20	5,324,000	5,505
US Treasury, 2.50%, 2/15/45	8,956,000	8,873
US Treasury, 3.00%, 11/15/44	5,730,000	6,278
US Treasury, 3.125%, 8/15/44	10,396,000	11,648
US Treasury, 3.375%, 5/15/44	31,492,000	36,892
US Treasury Stripped, 0.00%, 5/15/34	61,400,000	37,858

Total		1,018,702

Yankee Sovereign (1.2%)
Federative Republic of Brazil, 5.00%, 1/27/45	1,825,000	1,688
Mexico Government International Bond, 4.60%, 1/23/46	1,105,000	1,130
Peruvian Government International Bond, 5.625%, 11/18/50	625,000	764
Republic of Columbia, 5.00%, 6/15/45	1,210,000	1,243
Republic of Indonesia, 5.125%, 1/15/45 144A	1,740,000	1,827
Republic of Paraguay, 6.10%, 8/11/44 144A	2,000,000	2,195
Slovakia Government International Bond, 4.375%, 5/21/22 144A	7,300,000	8,160
Slovenia Government International Bond, 5.25%, 2/18/24 144A	5,550,000	6,370
Slovenia Government International Bond, 5.50%, 10/26/22 144A	3,500,000	4,034
Slovenia Government International Bond, 5.85%, 5/10/23 144A	1,500,000	1,774
United Mexican States, 5.75%, 10/12/10	5,944,000	6,479

Total		35,664

Total Governments
(Cost: $1,063,506)		1,077,951

Select Bond Portfolio

Municipal Bonds (1.6%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (1.6%)
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	910,000	1,040
County of Clark Department of Aviation, 6.82%, 7/1/45 RB	3,030,000	4,430
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	505,000	645
Energy Northwest Washington Electric, Series E, 2.197%, 7/1/19 RB	2,680,000	2,688
Los Angeles Community College District, Series 2010-E, 6.75%, 8/1/49 GO	2,820,000	4,245
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	4,800,000	5,365
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,830,000	4,244
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	3,740,000	5,475
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	3,345,000	4,989
Ohio State University, 4.80%, 6/1/11 RB	1,140,000	1,268
Port Authority of New York & New Jersey, 4.458%, 10/1/62 RB	3,830,000	4,185
Province of Manitoba Canada, 3.05%, 5/14/24 GO	2,380,000	2,524
State of California, Series A, 4.988%, 4/1/39 GO	2,280,000	2,447
State of California, Series 2010, 7.60%, 11/1/40 GO	2,445,000	3,849

Total		47,394

Total Municipal Bonds
(Cost: $45,638)		47,394

Structured Products (47.1%)

Structured Products (47.1%)
Ally Auto Receivables Trust, Series 2013-1, Class A3, 0.63%, 5/15/17	3,761,946	3,764
Ally Auto Receivables Trust, Series 2012-2, Class C, 2.26%, 7/16/18 144A	990,000	995
Ally Master Owner Trust, Series 2014-5, Class A1, 0.645%, 10/15/17	18,542,000	18,556

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ally Master Owner Trust, Series 2015-2, Class A1, 0.742%, 1/15/21	3,386,000	3,392
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	1,247,000	1,251
Ally Master Owner Trust, Series 2012-5, Class A, 1.54%, 9/15/19	10,470,000	10,509
American Express Credit Account Master Trust, Series 2012-1, Class A, 0.445%, 1/15/20	10,000,000	10,005
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.415%, 5/15/20	3,975,000	3,965
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.171%, 2/14/43 IO	5,211,135	87
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.92%, 9/20/19 144A	3,759,000	3,759
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.10%, 3/20/19 144A	5,393,000	5,441
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5A, 4.933%, 7/10/45	2,554,223	2,565
Bank of America Credit Card Trust, Series 2014-A2, Class A, 0.445%, 9/16/19	6,562,000	6,563
Bank of The West Auto Trust, Series 2014-1, Class A3, 1.09%, 3/15/19 144A	2,384,000	2,385
California Republic Auto Receivables Trust, Series 2015-1, Class A3, 1.33%, 4/15/19	2,506,000	2,516
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82%, 9/15/20	2,888,000	2,904
Capital Auto Receivables Asset Trust, Series 2013-1, Class A3, 0.79%, 6/20/17	1,263,000	1,263
Capital Auto Receivables Asset Trust, Series 2013-4, Class A2, 0.85%, 2/21/17	750,000	751
Capital Auto Receivables Asset Trust, Series 2014-1, Class A, 0.96%, 4/20/17	3,675,000	3,677
Capital Auto Receivables Asset Trust, Series 2013-1, Class A4, 0.97%, 1/22/18	17,250,000	17,259

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Capital Auto Receivables Asset Trust, Series 2014-3, Class A2, 1.18%, 12/20/17	9,740,000	9,752
Capital Auto Receivables Asset Trust, Series 2014-1, Class A3, 1.32%, 6/20/18	9,528,000	9,564
Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.61%, 6/20/19	11,197,000	11,206
Capital Auto Receivables Asset Trust, Series 2015-1, Class A4, 1.86%, 10/21/19	5,656,000	5,664
Capital One Multi-Asset Execution Trust, Series 2005-A9, Class A, 0.265%, 8/15/18	18,611,000	18,605
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2, 1.26%, 1/15/20	1,530,000	1,540
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A, 1.39%, 1/15/21	9,382,000	9,390
CFCRE Commercial Mortgage Trust, Series 2011-C1, 4.961%, 4/15/44 144A	5,592,000	6,300
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21	24,634,000	25,050
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/46	475,000	527
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	313,579	318
Commercial Mortgage Trust, Series 2013-LC6, Class AM, 3.282%, 1/10/46	1,516,000	1,567
Commercial Mortgage Trust, Series 2014-UBS3, Class A4, 3.819%, 6/10/47	2,045,000	2,212
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CR4, Class A2, 1.801%, 10/15/45	955,000	962
Commercial Mortgage Trust Pass-Through Certificates, Series 2015-CR22, Class A5, 3.309%, 3/10/48	1,452,000	1,509
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS6, Class ASB, 3.387%, 12/10/47	3,518,000	3,710

Select Bond Portfolio

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS4, Class A5, 3.694%, 8/10/47	6,410,000	6,845
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-CR19, Class A5, 3.796%, 8/10/47	1,212,000	1,310
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-LC15, Class A4, 4.006%, 4/10/47	8,000,000	8,781
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS6, Class AM, 4.048%, 12/10/47	3,817,000	4,086
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4, Class A6, 2.50%, 7/25/43 144A	6,964,255	6,843
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,995,149	2,070
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505%, 4/15/50	3,225,000	3,407
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class AS, 3.791%, 4/15/50	1,383,000	1,461
DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44 144A	3,974,000	4,459
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002%, 11/10/46 144A	9,675,000	11,047
Discover Card Execution Note Trust, Series 2015-A1, Class A1, 0.524%, 8/17/20	13,163,000	13,171
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.825%, 2/15/31 IO	6,585,583	57
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.688%, 10/15/30 IO 144A	51,515	-	(m)
Federal Home Loan Mortgage Corp., 1.424%, 1/25/25	6,035,421	6,048
Federal Home Loan Mortgage Corp., 2.896%, 8/1/44	4,703,000	4,880
Federal Home Loan Mortgage Corp., Series 271, Class 30, 3.00%, 8/15/42	431,666	439

	Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal Home Loan Mortgage Corp., 3.00%, 1/15/43	10,965,386	11,176
	Federal Home Loan Mortgage Corp., 3.00%, 7/15/43	18,946,916	19,699
	Federal Home Loan Mortgage Corp., 3.00%, 2/1/45	18,664,535	18,939
	Federal Home Loan Mortgage Corp., 3.50%, 12/1/28	611,549	657
	Federal Home Loan Mortgage Corp., 3.50%, 3/1/29	806,371	866
	Federal Home Loan Mortgage Corp., 3.50%, 11/1/29	6,937,949	7,439
	Federal Home Loan Mortgage Corp., 3.50%, 12/1/29	3,727,135	4,008
	Federal Home Loan Mortgage Corp., 3.50%, 1/1/30	1,183,060	1,271
	Federal Home Loan Mortgage Corp., 3.50%, 2/1/30	962,699	1,035
	Federal Home Loan Mortgage Corp., 3.50%, 10/1/34	5,834,575	6,159
	Federal Home Loan Mortgage Corp., 3.50%, 11/1/34	3,881,412	4,097
	Federal Home Loan Mortgage Corp., 3.50%, 1/1/35	5,001,380	5,281
	Federal Home Loan Mortgage Corp., 3.50%, 2/1/35	1,104,113	1,166
	Federal Home Loan Mortgage Corp., 3.50%, 3/1/35	13,875,112	14,649
(n)	Federal Home Loan Mortgage Corp., 3.50%, 4/1/35	3,032,000	3,201
	Federal Home Loan Mortgage Corp., Series 4227, Class AB, 3.50%, 10/15/37	5,835,373	6,139
	Federal Home Loan Mortgage Corp., 4.00%, 10/1/29	14,443,427	15,681
	Federal Home Loan Mortgage Corp., 4.00%, 8/1/31	585,035	631
	Federal Home Loan Mortgage Corp., 4.00%, 9/15/40	5,765,168	6,232
	Federal Home Loan Mortgage Corp., 4.00%, 4/15/41	7,111,106	7,747
	Federal Home Loan Mortgage Corp., 4.00%, 7/1/42	8,654,452	9,424
	Federal Home Loan Mortgage Corp., 4.00%, 11/1/43	530,040	578

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.00%, 2/1/45	6,986,470	7,590
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	560,194	591
Federal Home Loan Mortgage Corp., 4.50%, 5/1/44	3,809,980	4,260
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	4,791,711	5,373
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	944,772	1,079
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	106,807	126
Federal National Mortage Association, 4.00%, 9/1/42	6,837,211	7,458
Federal National Mortgage Association, 2.517%, 1/1/43	9,088,910	9,328
Federal National Mortgage Association, 2.581%, 3/1/45	1,083,000	1,116
Federal National Mortgage Association, 3.00%, 4/1/43	400,000	409
Federal National Mortgage Association, 3.50%, 12/1/29	3,874,664	4,154
Federal National Mortgage Association, 3.50%, 1/1/30	6,861,642	7,368
Federal National Mortgage Association, 3.50%, 2/1/30	5,033,304	5,403
Federal National Mortgage Association, 3.50%, 4/1/30	600,000	637
Federal National Mortgage Association, 3.50%, 6/1/42	518,462	549
Federal National Mortgage Association, 3.50%, 7/1/42	1,520,089	1,610
Federal National Mortgage Association, 3.50%, 4/1/43	1,522,231	1,612
Federal National Mortgage Association, 3.50%, 5/1/43	88,800,000	93,042
Federal National Mortgage Association, 3.50%, 6/1/43	14,200,000	14,843
Federal National Mortgage Association, 3.50%, 2/1/45	214,333	227
Federal National Mortgage Association, 4.00%, 8/1/33	6,332,929	6,852
Federal National Mortgage Association, 4.00%, 11/1/29	23,624,410	25,597

Select Bond Portfolio

	Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal National Mortgage Association, 4.00%, 5/1/34	53,151,416	57,954
(n)	Federal National Mortgage Association, 4.00%, 4/1/35	3,828,000	4,177
	Federal National Mortgage Association, 4.00%, 5/25/37	1,144,868	1,240
	Federal National Mortgage Association, Series 2013-91, Class CA, 4.00%, 4/25/39	21,643,865	23,273
	Federal National Mortgage Association, Series 2013-133, Class AB, 4.00%, 6/25/39	21,768,217	23,458
	Federal National Mortgage Association, 4.00%, 1/25/40	1,564,767	1,692
	Federal National Mortgage Association, 4.00%, 7/1/42	9,135,298	9,964
	Federal National Mortgage Association, 4.00%, 8/1/42	9,667,489	10,546
	Federal National Mortgage Association, 4.00%, 10/1/42	9,561,308	10,431
	Federal National Mortgage Association, 4.00%, 2/1/44	1,615,229	1,762
	Federal National Mortgage Association, 4.00%, 3/1/44	1,182,834	1,292
	Federal National Mortgage Association, 4.00%, 4/1/44	2,322,803	2,526
	Federal National Mortgage Association, 4.00%, 5/1/44	35,496,209	37,897
	Federal National Mortgage Association, 4.00%, 6/1/44	170,415	186
	Federal National Mortgage Association, 4.00%, 9/1/44	5,062,769	5,525
	Federal National Mortgage Association, 4.00%, 10/1/44	252,392	275
	Federal National Mortgage Association, 4.00%, 11/1/44	15,308,832	16,695
	Federal National Mortgage Association, 4.00%, 12/1/44	9,242,368	10,092
	Federal National Mortgage Association, 4.00%, 1/1/45	7,098,686	7,746
	Federal National Mortgage Association, 4.00%, 2/1/45	824,596	901
	Federal National Mortgage Association, 4.00%, 3/1/45	1,641,537	1,794

	Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
(n)	Federal National Mortgage Association, 4.00%, 4/1/45	3,026,000	3,272
	Federal National Mortgage Association, 4.50%, 6/1/19	3,028,956	3,201
	Federal National Mortgage Association, 4.50%, 12/1/19	300,008	316
	Federal National Mortgage Association, 4.50%, 2/1/44	20,003,759	22,355
	Federal National Mortgage Association, 4.50%, 4/1/44	8,445,908	9,443
	Federal National Mortgage Association, 4.50%, 3/1/45	2,040,102	2,282
	Federal National Mortgage Association, 5.00%, 7/1/41	3,111,099	3,546
	Federal National Mortgage Association, 5.50%, 11/1/35	5,027,748	5,727
	Federal National Mortgage Association, 5.50%, 8/1/41	1,067,842	1,234
	Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	5,221,171	5,812
	Federal National Mortgage Association, 6.50%, 7/1/37	3,188,265	3,732
	Federal National Mortgage Association, 6.50%, 9/1/37	1,106,804	1,271
	Federal National Mortgage Association, 6.75%, 4/25/18	74,446	76
	Federal National Mortgage Association Strip, Series 411, Class A3, 3.00%, 8/25/42	26,969,265	27,639
	Federal National Mortgage Association TBA, 3.50%, 4/1/42	15,400,000	16,175
	Federal National Mortgage Association TBA, 4.00%, 6/1/42	1,300,000	1,385
	Federal National Mortgage Association TBA, 4.50%, 5/1/41	16,100,000	17,520
	Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.57%, 10/15/17	3,246,419	3,247
	Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	4,150,000	4,153
	Ford Credit Auto Owner Trust, Series 2013-D, Class A4, 1.11%, 2/15/19	3,500,000	3,503

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	5,075,000	5,091
Ford Credit Auto Owner Trust, Series 2015-A, Class A4, 1.64%, 6/15/20	1,512,000	1,521
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.26%, 11/15/25 144A	6,931,000	7,059
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, 4/15/26	6,950,000	7,080
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A2, 0.575%, 2/15/19	1,473,000	1,474
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A2, 0.575%, 1/15/20	1,164,000	1,165
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A2, 0.744%, 1/15/22	9,016,000	9,020
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	1,500,000	1,504
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class CSA, 5.286%, 12/17/39 144A	1,111,101	1,165
Government National Mortgage Association, 3.00%, 4/1/45	13,300,000	13,695
Government National Mortgage Association, 3.50%, 4/1/45	22,800,000	23,991
Government National Mortgage Association, 3.50%, 5/1/45	27,400,000	28,762
Government National Mortgage Association, 4.00%, 4/1/45	25,300,000	26,955
Government National Mortgage Association, 4.00%, 5/1/45	18,500,000	19,685
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1, 1.144%, 5/10/45	824,202	826
GS Mortgage Securities Corp. II, Series 2012-GC3, Class A2, 3.645%, 3/10/44	2,406,053	2,447
GS Mortgage Securities Trust, Series 2012-GC6, Class A1, 1.282%, 1/10/45	108,237	109
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A2, 2.318%, 5/10/45	1,237,000	1,261

Select Bond Portfolio

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GS Mortgage Securities Trust, Series 2014-GC26, Class AAB, 3.365%, 11/10/47	2,187,000	2,310
GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648%, 1/10/47	65,000	70
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.759%, 2/10/48	3,178,000	3,333
GS Mortgagge Securities Trust, Series 2015-GC28, Classs A5, 3.396%, 2/10/48	2,915,000	3,046
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3, 0.77%, 5/15/17	3,636,515	3,641
Honda Auto Receivables Owner Trust, Series 2012-2, Classc A4, 0.91%, 5/15/18	1,450,000	1,451
Honda Auto Receivables Owner Trust, Series 2014-4, Class A4, 1.46%, 10/15/20	3,287,000	3,301
Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.01%, 2/15/18	3,000,000	3,009
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	2,455,000	2,496
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1, 5.314%, 1/25/51 144A	6,299,448	7,350
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2, 1.677%, 12/15/47	1,215,000	1,224
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A1, 1.031%, 5/15/45	2,287,555	2,288
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 4.07%, 11/15/43 144A	4,504,000	4,915
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10, Series 2013-C10, Class ASB, 2.702%, 12/15/47	2,473,000	2,531
JP Morgan Mortgage Trust, Series 15-IVR2, Class A2, 2.773%, 1/25/45	3,045,023	3,079

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB, 3.407%, 11/15/47	22,477,000	23,737
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,890,755	1,997
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB, 5.857%, 2/15/51	2,296,621	2,402
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.00%, 9/25/19	106,330	108
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	382,273	388
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	319,605	333
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.435%, 8/16/21	4,398,000	4,379
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4, 5.047%, 7/12/38	3,510,217	3,521
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.282%, 11/12/37	3,330,000	3,392
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	185,132	197
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.97%, 5/15/46	1,237,000	1,255
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class ASB, 3.654%, 4/15/47	65,000	69
Navient Student Loan Trust, Series 2014-1, Class A2, 0.484%, 3/27/23	1,350,000	1,346
Navient Student Loan Trust, Series 2014-8, Class A2, 0.614%, 4/25/23	3,092,000	3,094
Navient Student Loan Trust, Series 2015-AA, Class A2B, 1.402%, 12/15/28	4,498,000	4,520
Navient Student Loan Trust, Series 2014-8, Class B, 1.674%, 7/26/49	2,092,000	1,987

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Navient Student Loan Trust, Series 2015-AA, Class A2A, 2.65%, 12/15/28	11,610,000	11,645
Nelnet Student Loan Trust, Series 2005-2, Class A5, 0.365%, 3/23/37	3,987,000	3,888
Nelnet Student Loan Trust, Series 2005-1, 0.366%, 10/25/33	1,819,000	1,777
Nelnet Student Loan Trust, Series 2005-3, Class A5, 0.385%, 12/24/35	4,320,000	4,237
Nelnet Student Loan Trust, Series 2004-4, Class A5, 0.416%, 1/25/37	4,646,386	4,596
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	2,591,249	2,666
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	95,259	97
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43 144A	3,613,863	3,577
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	1,489,742	1,548
SLM Private Education Loan Trust, Series 2014-A, Class A1, 0.774%, 7/15/22 144A	2,657,041	2,659
SLM Private Education Loan Trust, Series 2011-C, Class A1, 1.575%, 12/15/23 144A	4,258,771	4,276
SLM Private Education Loan Trust, Series 2012-D, Class A2, 2.95%, 2/15/46	4,356,000	4,490
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 2/15/29	3,590,000	3,783
SLM Private Education Loan Trust, Series 2012-A, Class A2, 3.83%, 1/17/45	1,945,000	2,056
SLM Private Education Loan Trust, Series 2011-A, Class A2, 4.37%, 4/17/28	1,400,000	1,497
SLM Student Loan Trust, Series 2006-9, Class A4, 0.326%, 10/25/22	2,852,428	2,848
SLM Student Loan Trust, Series 2005-5, Class A3, 0.356%, 4/25/25	1,601,071	1,595
SLM Student Loan Trust, Series 2005-6, Class A6, 0.396%, 10/27/31	3,966,000	3,854
SLM Student Loan Trust, Series 2004-3, Class A5, 0.426%, 7/25/23	6,277,394	6,253
SLM Student Loan Trust, Series 2007-2, Class B, 0.426%, 7/25/25	1,426,000	1,247

Select Bond Portfolio

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
SLM Student Loan Trust, Series 2013-6, Class A1, 0.454%, 2/25/19	2,569,017	2,569
SLM Student Loan Trust, Series 2012-5, Class A2, 0.474%, 6/25/19	17,207,867	17,206
SLM Student Loan Trust, Series 2014-2, Class A2, 0.524%, 10/25/21	5,367,000	5,351
SLM Student Loan Trust, Series 2014-1, Class A2, 0.554%, 7/26/21	950,000	950
SLM Student Loan Trust, Series 2012-6, Class A3, 0.924%, 5/26/26	3,807,000	3,828
SLM Student Loan Trust, Series 2012-6, Class B, 1.174%, 4/27/43	3,000,000	2,807
SLM Student Loan Trust, Series 2012-7, Class B, 1.974%, 9/25/43	4,250,000	4,260
Synchrony Credit Card Master Note Trust, Series 2012-5, Class A, 0.95%, 6/15/18	9,280,000	9,288
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A4, 1.31%, 9/16/19	3,750,000	3,762
Toyota Auto Receivables Owner Trust, Series 2013-B, Class A4, 1.46%, 1/15/19	5,000,000	5,044
Trade MAPS, Ltd., Series 2013-1A, Class A, 0.875%, 12/10/18 144A	9,100,000	9,095
World Financial Network Credit Card Master Trust, Series 2014-B, Class A, 0.61%, 7/15/19	3,063,000	3,063

Total Structured Products
(Cost: $1,369,163)		1,380,392

Total Investments (107.0%)
(Cost: $3,102,918)(a)		3,140,192

Other Assets, Less
Liabilities (-7.0%)		(204,435)

Net Assets (100.0%)		2,935,757

Select Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the value of these securities (in thousands) was $227,114 representing 7.7% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $3,102,918 and the net unrealized appreciation of investments based on that cost was $37,274 which is comprised of $40,084 aggregate gross unrealized appreciation and $2,810 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(d)	Defaulted Security

(m)	Amount is less than one thousand.

(n)	Security issued on a when-issued basis

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & Agency Bonds	$-	$1,077,951	$-
Municipal Bonds	-	47,394	-
Corporate Bonds	-	634,455	-
Structured Products	-	1,380,392	-
Total	$-	$3,140,192	$-

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

Governments (96.1%)	Shares/ $ Par	Value $ (000’s)

Governments (96.1%)
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	131
Federal National Mortgage Association, 6.25%, 5/15/29	2,000,000	2,867
Federal National Mortgage Association, 7.125%, 1/15/30	700,000	1,087
Financing Corp., 8.60%, 9/26/19	700,000	914
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	473
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	1,209
Israel Government AID Bond, 0.00%, 2/15/23	100,000	83
Israel Government AID Bond, 0.00%, 5/15/23	500,000	413
Israel Government AID Bond, 5.50%, 9/18/33	300,000	415
Israel Government AID Bond, 5.50%, 9/18/23	800,000	995
Israel Government AID Bond, 5.50%, 4/26/24	100,000	126
Residual Funding Corp. Stripped, 0.00%, 4/15/30	4,800,000	3,133
Residual Funding Corp. Stripped, 0.00%, 10/15/20	2,000,000	1,810
Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	278
Tennessee Valley Authority, 4.625%, 9/15/60	300,000	351
Tennessee Valley Authority Stripped, 0.00%, 5/1/30	500,000	311
US Treasury, 2.00%, 11/15/21	112,000	114
US Treasury, 2.75%, 8/15/42	600,000	624
US Treasury, 3.00%, 11/15/44	2,300,000	2,520
US Treasury, 3.125%, 11/15/41	3,250,000	3,633
US Treasury, 3.125%, 2/15/42	14,000,000	15,649
US Treasury, 3.125%, 2/15/43	5,950,000	6,644
US Treasury, 3.375%, 5/15/44	11,300,000	13,238

Governments (96.1%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 3.75%, 11/15/43	4,000,000	4,997
US Treasury, 4.25%, 5/15/39	700,000	924
US Treasury, 4.375%, 11/15/39	19,000,000	25,594
US Treasury, 4.50%, 8/15/39	3,800,000	5,202
US Treasury, 6.25%, 5/15/30	1,500,000	2,280
US Treasury Inflation Index Bond, 1.375%, 2/15/44	1,103,223	1,297
US Treasury Inflation Index Bond, 2.00%, 1/15/26	117,768	140
US Treasury Inflation Index Bond, 3.625%, 4/15/28	144,518	204
US Treasury Inflation Indexed, 0.75%, 2/15/45	1,091,882	1,110
US Treasury Stripped, 0.00%, 5/15/33	1,000,000	635
US Treasury Stripped, 0.00%, 5/15/40	8,900,000	4,652
US Treasury Stripped, 0.00%, 5/15/42	800,000	394
US Treasury Stripped, 0.00%, 8/15/42	1,400,000	683
US Treasury Stripped, 0.00%, 11/15/42	600,000	291
Vessel Management Services, Inc., 3.432%, 8/15/36	599,000	628

Total Governments
(Cost: $94,439)		106,049

Municipal Bonds (0.1%)

Municipal Bonds (0.1%)
Massachusetts Educational Financing Authority, Series 2008-1, 1.206%, 4/25/38 RB	136,000	137

Total Municipal Bonds
(Cost: $136)		137

Structured Products (7.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products (7.4%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.2438%, 7/25/33	2,956	3
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.4738%, 8/25/33	2,809	3
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.4045%, 2/15/19	11,940	12
Federal Home Loan Mortgage Corp., Series T61, Class 1A1, 1.5208%, 7/25/44	19,911	20
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.00%, 8/15/32	2,200,000	2,238
Federal Home Loan Mortgage Corp., 4.00%, 9/15/44	2,040,335	2,210
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	460,382	514
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	640,085	723
Federal National Mortgage Association, Series 2007-114, Class A6, 0.3737%, 10/27/37	99,440	98
Federal National Mortgage Association, 3.765%, 12/1/25	900,000	999
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	279,830	300
Federal National Mortgage Association, 5.00%, 6/1/35	142,903	160
Federal National Mortgage Association, 5.00%, 2/1/36	230,681	257
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.8103%, 5/25/33	2,571	3
SLM Student Loan Trust, Series 2007-2, Class A2, 0.2561%, 7/25/17	47,073	47

Long-Term U.S. Government Bond Portfolio

	Structured Products (7.4%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	SLM Student Loan Trust, Series 2008-7, Class A2, 0.7561%, 10/25/17	39,921	40
	SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.4706%, 12/15/33 144A	190,325	191
	SLM Student Loan Trust, Series 2008-9, Class A, 1.756%, 4/25/23	290,636	298
	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.8375%, 10/19/34	9,456	9
	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.4413%, 3/25/34	25,621	26

	Total Structured Products
	(Cost: $7,732)		8,151

	Short-Term Investments (7.9%)

	Federal Government & Agencies (2.4%)
(b)	Federal Home Loan Bank, 0.01%, 4/24/15	100,000	100
	Federal Home Loan Bank, 0.06%, 4/29/15	600,000	600
	Federal Home Loan Bank, 0.07%, 5/15/15	400,000	400
	Federal Home Loan Bank, 0.07%, 5/20/15	300,000	300
	Federal Home Loan Bank, 0.07%, 6/5/15	800,000	800
	Federal Home Loan Bank, 0.08%, 5/6/15	200,000	200
	Federal Home Loan Bank, 0.08%, 6/15/15	100,000	100
	Federal Home Loan Mortgage Corp., 0.12%, 5/27/15	100,000	100

	Total		2,600

Short-Term Investments (7.9%)	Shares/ $ Par	Value $ (000’s)

Repurchase Agreements (5.5%)
US Treasury Repurchase, 0.25%, dated 3/31/2015, due 4/1/15, (collateralized by US Treasury Note, 2.00%, 8/31/21, valued at $6,218,938, repurchase prioceeds of $6,100,000)	6,100,000	6,100

Total		6,100

Total Short-Term Investments
(Cost: $8,700)		8,700

Total Investments (111.5%)
(Cost: $111,007)(a)		123,037

Other Assets, Less
Liabilities (-11.5%)		(12,655)

Net Assets (100.0%)		110,382

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the value of these securities (in thousands) was $191 representing 0.2% of the net assets.

RB — Revenue Bond

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $111,007 and the net unrealized appreciation of investments based on that cost was $12,030 which is comprised of $12,099 aggregate gross unrealized appreciation and $69 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2015, $2,560)	20	6/15	$(18)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$106,049	$-
Municipal Bonds	-	137	-
Structured Products	-	8,151	-
Short-Term Investments	-	8,700	-
Total Assets	$-	$123,037	$-
Liabilities:
Other Financial Instruments^
Futures	(18)	-	-
Total Liabilities	$(18)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

Corporate Bonds (15.6%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.2%)
L-3 Communications Corp., 5.20%, 10/15/19	50,000	55
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	102
Lockheed Martin Corp., 4.25%, 11/15/19	200,000	220
Raytheon Co., 2.50%, 12/15/22	300,000	299

Total		676

Autos & Vehicle Parts (0.3%)
Daimler Finance North America LLC, 1.875%, 1/11/18 144A	200,000	202
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	200,000	204
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	109
Toyota Motor Credit Corp., 3.30%, 1/12/22	350,000	371

Total		886

Banking (3.4%)
American Express Co., 1.55%, 5/22/18	350,000	350
American Express Credit Corp., 1.30%, 7/29/16	70,000	70
Ameriprise Financial, Inc., 4.00%, 10/15/23	100,000	108
Bank of America Corp., 3.30%, 1/11/23	350,000	355
Bank of America Corp., 5.75%, 12/1/17	650,000	715
Barclays Bank PLC, 3.75%, 5/15/24	100,000	105
BB&T Corp., 2.05%, 6/19/18	100,000	101
BNP Paribas SA, 2.40%, 12/12/18	150,000	153
Branch Banking & Trust Co., 3.80%, 10/30/26	200,000	211
Capital One Bank USA NA, 2.30%, 6/5/19	250,000	251
Capital One Financial Corp., 2.45%, 4/24/19	100,000	101
Capital One Financial Corp., 3.15%, 7/15/16	100,000	103
Capital One Financial Corp., 3.20%, 2/5/25	150,000	149
Citigroup, Inc., 1.75%, 5/1/18	200,000	200
Citigroup, Inc., 3.75%, 6/16/24	150,000	157
Citigroup, Inc., 4.00%, 8/5/24	250,000	256

Corporate Bonds (15.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Citigroup, Inc., 4.05%, 7/30/22	300,000	315
Citigroup, Inc., 5.50%, 2/15/17	150,000	161
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	200,000	215
Credit Suisse of New York, 3.625%, 9/9/24	250,000	258
Discover Financial Services, 3.75%, 3/4/25	200,000	201
Fifth Third Bancorp, 4.30%, 1/16/24	60,000	64
Fifth Third Bank, 2.875%, 10/1/21	250,000	253
The Goldman Sachs Group, Inc., 2.375%, 1/22/18	200,000	204
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	100,000	103
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	500,000	517
The Goldman Sachs Group, Inc., 3.85%, 7/8/24	150,000	157
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	230,000	269
HSBC Holdings PLC, 5.10%, 4/5/21	200,000	228
JPMorgan Chase & Co., 3.875%, 9/10/24	250,000	257
JPMorgan Chase & Co., 4.50%, 1/24/22	500,000	553
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	279
Morgan Stanley, 5.00%, 11/24/25	670,000	740
Morgan Stanley, 5.95%, 12/28/17	200,000	222
PNC Bank, N.A., 6.00%, 12/7/17	200,000	223
Standard Chartered PLC, 3.95%, 1/11/23 144A	60,000	60
Synchrony Financial, 3.00%, 8/15/19	250,000	255
U.S. Bancorp, 2.95%, 7/15/22	200,000	203
U.S. Bancorp, 3.60%, 9/11/24	200,000	209
Wells Fargo & Co., 3.00%, 2/19/25	175,000	176

Corporate Bonds (15.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Wells Fargo & Co., 4.125%, 8/15/23	100,000	107
Wells Fargo & Co., 5.625%, 12/11/17	400,000	444

Total		10,058

Basic Materials (0.1%)
Georgia-Pacific LLC, 2.539%, 11/15/19 144A	100,000	101
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	160
International Paper Co., 6.00%, 11/15/41	75,000	89

Total		350

Capital Goods (0.2%)
Caterpillar Financial Services Corp., 1.25%, 11/6/17	60,000	60
Deere & Co., 2.60%, 6/8/22	60,000	60
Deere & Co., 5.375%, 10/16/29	100,000	123
John Deere Capital Corp., 3.15%, 10/15/21	290,000	305

Total		548

Chemicals (0.5%)
The Dow Chemical Co., 2.50%, 2/15/16	130,000	132
The Dow Chemical Co., 3.50%, 10/1/24	200,000	203
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	200,000	205
Eastman Chemical Co., 3.60%, 8/15/22	140,000	146
Ecolab, Inc., 4.35%, 12/8/21	360,000	397
LYB International Finance BV, 4.875%, 3/15/44	100,000	107
LyondellBasell Industries NV, 5.00%, 4/15/19	75,000	83
The Mosaic Co., 5.625%, 11/15/43	100,000	119

Total		1,392

Conglomerate & Diversified Manufacturing (0.2%)
General Electric Co., 5.25%, 12/6/17	210,000	232
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	200,000	203

Inflation Protection Portfolio

Corporate Bonds (15.6%)	Shares/ $ Par	Value $ (000’s)

Conglomerate & Diversified Manufacturing continued
United Technologies Corp., 4.50%, 6/1/42	80,000	89

Total		524

Consumer Products & Retailing (0.9%)
Colgate-Palmolive Co., 3.25%, 3/15/24	200,000	211
CVS Caremark Corp., 2.75%, 12/1/22	500,000	502
The Home Depot, Inc., 4.20%, 4/1/43	200,000	219
Macy’s Retail Holdings, Inc., 3.625%, 6/1/24	150,000	156
McDonald’s Corp., 3.25%, 6/10/24	150,000	156
NIKE, Inc., 2.25%, 5/1/23	250,000	248
Unilever Capital Corp., 2.20%, 3/6/19	200,000	204
Wal-Mart Stores, Inc., 3.25%, 10/25/20	400,000	428
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	389

Total		2,513

Electric Utilities (0.5%)
CMS Energy Corp., 6.25%, 2/1/20	100,000	118
Constellation Energy Group, Inc., 5.15%, 12/1/20	260,000	294
Dominion Resources, Inc., 3.625%, 12/1/24	200,000	209
Dominion Resources, Inc., 6.40%, 6/15/18	340,000	389
Duke Energy Corp., 3.55%, 9/15/21	150,000	160
Georgia Power Co., 4.30%, 3/15/42	100,000	108
Potomac Electric Power Co., 3.60%, 3/15/24	80,000	85
Virginia Electric and Power Co., 3.45%, 2/15/24	50,000	53

Total		1,416

Energy (0.8%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	107
Apache Corp., 4.75%, 4/15/43	225,000	235
ConocoPhillips, Co., 2.40%, 12/15/22	280,000	273
Ensco PLC, 4.70%, 3/15/21	250,000	253
EOG Resources, Inc., 2.50%, 2/1/16	300,000	304
Noble Energy, Inc., 4.15%, 12/15/21	330,000	350
Occidental Petroleum Corp., 1.75%, 2/15/17	370,000	374

Corporate Bonds (15.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Sempra Energy, 2.40%, 3/15/20	170,000	172
Sempra Energy, 6.50%, 6/1/16	50,000	53
Talisman Energy, Inc., 3.75%, 2/1/21	150,000	148

Total		2,269

Finance (0.3%)
General Electric Capital Corp., 2.10%, 12/11/19	250,000	255
General Electric Capital Corp., 4.375%, 9/16/20	100,000	111
General Electric Capital Corp., 4.65%, 10/17/21	100,000	113
General Electric Capital Corp., 5.625%, 9/15/17	500,000	553

Total		1,032

Food & Beverage (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	120,000	145
Diageo Capital PLC, 2.625%, 4/29/23	200,000	199
General Mills, Inc., 3.15%, 12/15/21	450,000	466
Mondelez International, Inc., 4.00%, 2/1/24	100,000	108
Sysco Corp., 3.00%, 10/2/21	200,000	207

Total		1,125

Foreign Agencies (0.2%)
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	100,000	100
Petrobras Global Finance BV, 4.375%, 5/20/23	240,000	205
Statoil ASA, 2.45%, 1/17/23	250,000	246

Total		551

Healthcare (0.6%)
Baxter International, Inc., 1.85%, 1/15/17	200,000	203
Baxter International, Inc., 3.20%, 6/15/23	150,000	152
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	99
Dignity Health, 2.637%, 11/1/19	200,000	204
Express Scripts Holding Co., 3.125%, 5/15/16	150,000	154
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	120
Medtronic, Inc., 2.50%, 3/15/20 144A	100,000	102
Medtronic, Inc., 2.75%, 4/1/23	100,000	100

Corporate Bonds (15.6%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
Medtronic, Inc., 3.50%, 3/15/25 144A	80,000	84
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	300,000	306
Zimmer Holdings, Inc., 2.70%, 4/1/20	150,000	152

Total		1,676

Insurance (0.9%)
ACE INA Holdings, Inc., 3.15%, 3/15/25	200,000	204
Aetna, Inc., 2.75%, 11/15/22	100,000	100
American International Group, Inc., 4.50%, 7/16/44	150,000	161
American International Group, Inc., 4.875%, 6/1/22	250,000	284
American International Group, Inc., 5.85%, 1/16/18	100,000	112
Berkshire Hathaway, Inc., 4.50%, 2/11/43	250,000	282
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	171
Liberty Mutual Group, Inc., 4.25%, 6/15/23 144A	100,000	107
Metropolitan Life Global Funding I, 3.00%, 1/10/23 144A	400,000	405
Prudential Financial, Inc., 2.30%, 8/15/18	100,000	102
Prudential Financial, Inc., 5.625%, 5/12/41	150,000	178
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24 144A	200,000	211
UnitedHealth Group, Inc., 4.25%, 3/15/43	150,000	162
Voya Financial, Inc., 2.90%, 2/15/18	200,000	206
XLIT Ltd., 2.30%, 12/15/18	100,000	102

Total		2,787

Media (1.0%)
21st Century Fox America, Inc., 6.90%, 8/15/39	235,000	321
CBS Corp., 3.50%, 1/15/25	200,000	202
Comcast Corp., 6.50%, 11/15/35	200,000	272
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	100,000	107

Inflation Protection Portfolio

Corporate Bonds (15.6%)	Shares/ $ Par	Value $ (000’s)

Media continued
NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	379
NBCUniversal Media LLC, 5.15%, 4/30/20	540,000	620
Time Warner, Inc., 4.05%, 12/15/23	150,000	161
Time Warner, Inc., 4.70%, 1/15/21	100,000	111
Viacom, Inc., 4.50%, 3/1/21	250,000	271
The Walt Disney Co., 2.35%, 12/1/22	500,000	499

Total		2,943

Metals & Mining (0.3%)
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	82
BHP Billiton Finance USA, Ltd., 3.25%, 11/21/21	330,000	345
Newmont Mining Corp., 6.25%, 10/1/39	120,000	122
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	280,000	295

Total		844

Oil & Gas (0.7%)
BP Capital Markets PLC, 2.50%, 11/6/22	60,000	58
BP Capital Markets PLC, 2.75%, 5/10/23	200,000	195
Chevron Corp., 2.427%, 6/24/20	100,000	102
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	253
Petro-Canada, 6.80%, 5/15/38	80,000	106
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	127
Phillips 66, 4.65%, 11/15/34	200,000	212
Shell International Finance BV, 2.375%, 8/21/22	900,000	897
Total Capital SA, 2.125%, 8/10/18	100,000	102

Total		2,052

Pharmaceuticals (1.1%)
AbbVie, Inc., 2.90%, 11/6/22	200,000	198
Actavis Funding SCS, 3.45%, 3/15/22	600,000	615
Actavis Funding SCS, 3.85%, 6/15/24	150,000	155
Amgen, Inc., 3.625%, 5/22/24	140,000	147
Amgen, Inc., 5.85%, 6/1/17	90,000	99

Corporate Bonds (15.6%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Celgene Corp., 3.625%, 5/15/24	50,000	52
Gilead Sciences, Inc., 4.40%, 12/1/21	260,000	291
GlaxoSmithKline Capital, Inc., 2.85%, 5/8/22	200,000	203
Merck & Co., Inc., 2.40%, 9/15/22	200,000	200
Mylan, Inc., 2.55%, 3/28/19	100,000	101
Mylan, Inc., 2.60%, 6/24/18	70,000	71
Perrigo Finance PLC, 3.90%, 12/15/24	200,000	207
Roche Holdings, Inc., 3.35%, 9/30/24 144A	400,000	419
Roche Holdings, Inc., 6.00%, 3/1/19 144A	195,000	226
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	170,000	171

Total		3,155

Pipelines (0.7%)
Enbridge, Inc., 3.50%, 6/10/24	150,000	147
Energy Transfer Partners LP, 3.60%, 2/1/23	100,000	99
Energy Transfer Partners LP, 4.05%, 3/15/25	200,000	202
Energy Transfer Partners LP, 4.15%, 10/1/20	100,000	105
Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	80
Enterprise Products Operating LLC, 3.75%, 2/15/25	200,000	206
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	108
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	270,000	297
Magellan Midstream Partners LP, 5.15%, 10/15/43	150,000	165
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	200,000	206
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	200,000	197
TransCanada PipeLines, Ltd., 2.50%, 8/1/22	100,000	98
Williams Partners LP, 4.125%, 11/15/20	80,000	83

Corporate Bonds (15.6%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Williams Partners LP, 4.30%, 3/4/24	200,000	200

Total		2,193

Real Estate Investment Trusts (0.3%)
Boston Properties LP, 3.80%, 2/1/24	70,000	74
DDR Corp., 4.75%, 4/15/18	60,000	65
Essex Portfolio LP, 3.625%, 8/15/22	100,000	103
Health Care REIT, Inc., 3.75%, 3/15/23	300,000	307
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	101
Kilroy Realty LP, 3.80%, 1/15/23	130,000	133
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	250,000	251

Total		1,034

Services (0.1%)
Republic Services, Inc., 3.80%, 5/15/18	100,000	106
Waste Management, Inc., 3.125%, 3/1/25	150,000	152
Waste Management, Inc., 3.50%, 5/15/24	100,000	104

Total		362

Technology (0.8%)
Apple, Inc., 1.00%, 5/3/18	100,000	99
Apple, Inc., 4.45%, 5/6/44	100,000	112
Cisco Systems, Inc., 5.90%, 2/15/39	165,000	212
Fidelity National Information Services, Inc., 3.50%, 4/15/23	100,000	100
Hewlett-Packard Co., 4.30%, 6/1/21	150,000	161
Intel Corp., 2.70%, 12/15/22	260,000	262
Intuit, Inc., 5.75%, 3/15/17	140,000	152
Microsoft Corp., 2.125%, 11/15/22	180,000	177
Microsoft Corp., 3.75%, 2/12/45	100,000	100
Oracle Corp., 2.50%, 10/15/22	300,000	300
Oracle Corp., 3.40%, 7/8/24	150,000	158
Oracle Corp., 5.75%, 4/15/18	300,000	339
Seagate HDD Cayman, 4.75%, 1/1/25 144A	150,000	155

Total		2,327

Inflation Protection Portfolio

Corporate Bonds (15.6%)	Shares/ $ Par	Value $ (000’s)

Telecommunications (0.6%)
AT&T, Inc., 2.625%, 12/1/22	250,000	243
AT&T, Inc., 4.80%, 6/15/44	150,000	154
AT&T, Inc., 6.55%, 2/15/39	77,000	94
British Telecommunications PLC, 5.95%, 1/15/18	100,000	112
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	90,000	91
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	151
Orange SA, 2.75%, 2/6/19	100,000	104
Verizon Communications, Inc., 3.50%, 11/1/24	200,000	205
Verizon Communications, Inc., 4.15%, 3/15/24	150,000	161
Verizon Communications, Inc., 4.40%, 11/1/34	150,000	153
Verizon Communications, Inc., 5.15%, 9/15/23	250,000	287

Total		1,755

Transportation (0.4%)
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	200,000	202
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	200,000	214
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	114
Canadian National Railway Co., 4.50%, 11/7/43	125,000	144
CSX Corp., 4.25%, 6/1/21	200,000	221
Norfolk Southern Corp., 3.85%, 1/15/24	75,000	81
Norfolk Southern Corp., 5.75%, 4/1/18	100,000	112
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18 144A	100,000	102
Union Pacific Corp., 2.75%, 4/15/23	100,000	102

Total		1,292

Total Corporate Bonds
(Cost: $44,463)		45,760

	Governments (70.5%)	Shares/ Par	Value $ (000’s)

	Foreign Governments (16.3%)
(f)	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18 EUR	920,744	1,043
(f)	Canadian Government Bond, 4.25%, 12/1/21 CAD	718,363	769
(f)	Canadian Government Bond, 4.25%, 12/1/26 CAD	849,402	1,045
(f)	Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20 AUD	715,000	1,069
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23 EUR	861,401	1,023
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20 EUR	1,768,838	2,183
(f)	France Government Bond OAT, 1.10%, 7/25/22 EUR	3,695,176	4,601
(f)	France Government Bond OAT, 1.30%, 7/25/19 EUR	1,145,586	1,361
(f)	France Government Bond OAT, 1.85%, 7/25/27 EUR	1,089,286	1,567
(f)	France Government Bond OAT, 2.25%, 7/25/20 EUR	3,183,604	4,048
(f)	Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/24 EUR	2,322,122	3,050
(f)	Italy Buoni Poliennali Del Tesoro, 3.10%, 9/15/26 EUR	1,953,474	2,817
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16 JPY	53,760,000	478
(f)	United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52 GBP	131,012	290
(f)	United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22 GBP	2,350,234	4,334
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20 GBP	975,000	5,265
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24 GBP	2,500,000	12,853

	Total		47,796

	Governments (70.5%)	Shares/ $ Par	Value $ (000’s)

	US Governments (54.2%)
	US Treasury Inflation Index Bond, 0.125%, 4/15/18	6,572,605	6,705
	US Treasury Inflation Index Bond, 0.125%, 4/15/19	8,927,983	9,093
	US Treasury Inflation Index Bond, 0.125%, 1/15/22	2,994,917	3,019
	US Treasury Inflation Index Bond, 0.125%, 7/15/22	9,656,180	9,756
	US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,544,275	3,559
	US Treasury Inflation Index Bond, 0.25%, 1/15/25	2,792,814	2,812
	US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,511,000	2,575
	US Treasury Inflation Index Bond, 0.625%, 2/15/43	6,506,688	6,375
	US Treasury Inflation Index Bond, 0.625%, 7/15/21	10,070,144	10,554
	US Treasury Inflation Index Bond, 0.625%, 1/15/24	12,672,391	13,199
(k)	US Treasury Inflation Index Bond, 0.75%, 2/15/42	7,577,273	7,663
	US Treasury Inflation Index Bond, 1.125%, 1/15/21	6,718,917	7,212
	US Treasury Inflation Index Bond, 1.25%, 7/15/20	1,500,514	1,627
	US Treasury Inflation Index Bond, 1.375%, 2/15/44	6,669,485	7,839
	US Treasury Inflation Index Bond, 1.375%, 7/15/18	3,089,258	3,306
	US Treasury Inflation Index Bond, 1.375%, 1/15/20	1,729,456	1,870
	US Treasury Inflation Index Bond, 1.75%, 1/15/28	4,457,381	5,217
	US Treasury Inflation Index Bond, 1.875%, 7/15/19	2,189,440	2,414
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,592,952	5,443

Inflation Protection Portfolio

	Governments (70.5%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,633,306	3,516
(b)	US Treasury Inflation Index Bond, 2.125%, 2/15/41	2,545,654	3,431
	US Treasury Inflation Index Bond, 2.125%, 1/15/19	4,218,713	4,644
(k)	US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,216,136	5,110
	US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,158,466	3,897
	US Treasury Inflation Index Bond, 2.50%, 1/15/29	8,127,146	10,381
	US Treasury Inflation Index Bond, 3.375%, 4/15/32	4,036,176	5,921
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,167,770	3,058
	US Treasury Inflation Index Bond, 3.875%, 4/15/29	5,545,215	8,144
	US Treasury Inflation Indexed, 0.75%, 2/15/45	942,989	959

	Total		159,299

	Yankee Sovereign (0.1%)
	Mexico Government International Bond, 4.75%, 3/8/44	200,000	210

	Total		210

	Total Governments
	(Cost: $209,982)		207,305

	Municipal Bonds (0.0%)

	Municipal Bonds (0.0%)
	Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	15,000	21
	Los Angeles Department of Water and Power, 5.716%, 7/1/39 RB	15,000	19
	State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	41

	Total Municipal Bonds
	(Cost: $60)		81

Structured Products (11.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products (11.6%)
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.10%, 3/20/19 144A	750,000	757
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 144A	1,050,000	1,077
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45	169,255	170
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45	200,000	204
Banc of America Mortgage Trust, Series 2004-7, Class 7A1, 5.00%, 8/25/19	36,623	37
BB-UBS Trust, Series 2012, Class A, 3.43%, 11/5/36 144A	1,050,000	1,093
Chesapeake Funding LLC, Series 2014-1A, Class A, .595%, 3/7/26 144A	775,000	775
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	77,265	80
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.193%, 9/10/47	850,000	920
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, 4.426%, 2/10/47	550,000	613
Commercial Mortgage Trust Pass-Through Certificates, Series 2015-3BP, Class A, 3.178%, 2/10/35 144A	875,000	896
Commercial Mortgage Trust Pass-Through Certificates, Series 2015-CR22, Class AM, 3.603%, 3/10/48	600,000	622
Credit Suisse Mortgage Trust, Series 15-WIN1, Class A10, 3.50%, 12/25/44 144A	300,000	297
Federal Home Loan Mortgage Corp., 4.00%, 5/1/42	6,195,209	6,678

Structured Products (11.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	5,209,413	5,751
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A, 3.551%, 4/10/34 144A	500,000	534
GS Mortgage Securities Trust, Series 2015-GC28, Series A5, 3.396%, 2/10/48	1,050,000	1,097
Hilton Grand Vacations Trust, Series 2014-AA, Class A, 1.77%, 11/25/26 144A	671,336	667
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.174%, 5/15/48 144A	950,000	985
JP Morgan Mortgage Trust, Series 2014-5, Class A1, 3.00%, 10/25/29 144A	653,050	674
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	667
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.517%, 12/15/46	375,000	420
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	16,109	16
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	302
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, 5.263%, 11/15/40	175,000	177
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.446%, 7/13/29 144A	600,000	620
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.457%, 12/18/37	53,993	54
Sequoia Mortgage Trust, Series 2014-3, Class A14, 3.00%, 10/25/44 144A	718,100	727
Sequoia Mortgage Trust, Series 2014-4, Class A2, 3.50%, 11/25/44 144A	526,307	542

Inflation Protection Portfolio

Structured Products (11.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43 144A	446,992	463
Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	43,443	44
Sierra Receivables Funding Co., LLC, Series 2015-1A, Class A, 2.40%, 3/22/32 144A	625,000	628
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, 2.415%, 6/25/34	764,496	765
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39 144A	445,833	453
Thornburg Morgage Securities Trust, Series 2004-3, Class A, 0.914%, 9/25/44	600,765	576
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.602%, 8/25/33	227,400	232
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, 2.618%, 6/25/35	1,584,269	1,610
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 2.619%, 6/25/35	513,890	525
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 5.374%, 8/25/35	87,427	87
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	102,333	104
Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	21,933	23
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.00%, 8/25/36	114,275	117
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 6.135%, 1/25/38	101,326	101

	Structured Products (11.6%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	WinWater Mortgage Loan Trust, Series 2014-1, Class A4, 3.50%, 6/20/44 144A	736,616	754

	Total Structured Products
	(Cost: $32,961)		33,934

	Short-Term Investments (3.2%)

	Commercial Paper (3.2%)
(b)	BNP Paribas Finance, Inc., 0.03%, 4/1/15	9,470,000	9,470

	Total		9,470

	Total Short-Term Investments
	(Cost: $9,470)		9,470

	Total Investments (100.9%)
	(Cost: $296,936)(a)		296,550

	Other Assets, Less
	Liabilities (-0.9%)		(2,749)

	Net Assets (100.0%)		293,801

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the value of these securities (in thousands) was $14,276 representing 4.9% of the net assets.

GO — General Obligation

RB — Revenue Bond

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $294,418 and the net unrealized depreciation of investments based on that cost was $386 which is comprised of $8,475 aggregate gross unrealized appreciation and $8,861 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2015, $3,061)	19	6/15	$(52)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2015, $3,937)	31	6/15	(59)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2015, $9,828)	59	6/15	(195)

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on March 31, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank Usa Na	AUD	1,251	4/15	$15	$-	$15
Sell	HSBC Bank Usa Na	CAD	2,185	4/15	39	-	39
Buy	HSBC Bank Usa Na	EUR	390	4/15	-	(9)	(9)
Sell	HSBC Bank Usa Na	EUR	20,411	4/15	1,372	-	1,372
Buy	HSBC Bank Usa Na	GBP	437	4/15	-	(23)	(23)
Sell	HSBC Bank Usa Na	GBP	15,721	4/15	526	-	526
Sell	HSBC Bank Usa Na	JPY	50,223	4/15	10	-	10

					$1,962	$(32)	$1,930

(j)	Swap agreements outstanding on March 31, 2015.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.870%	CPURNSA Index	9/16	6,000	$(205)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index	4/18	2,000	(154)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.223%	CPURNSA Index	5/18	2,500	(134)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.210%	CPURNSA Index	3/19	6,500	(291)

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index	3/19	4,500	(362)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index	3/19	2,000	(185)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index	2/20	2,800	(320)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index	4/22	3,000	(392)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.763%	CPURNSA Index	3/23	700	(82)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.528%	CPURNSA Index	8/24	2,750	(228)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.303%	CPURNSA Index	1/16	1,700	(65)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.520%	CPURNSA Index	5/16	5,400	(335)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index	8/17	2,000	(266)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.345%	CPURNSA Index	9/17	13,000	(716)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.526%	CPURNSA Index	5/23	5,500	(516)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.535%	CPURNSA Index	5/23	1,000	(94)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.589%	CPURNSA Index	7/24	1,400	(125)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index	12/27	1,700	(417)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.784%	CPURNSA Index	7/44	1,400	(330)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital	2.385%	CPURNSA Index	9/24	4,000	(267)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital	2.363%	CPURNSA Index	9/24	3,500	(224)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital	2.310%	CPURNSA Index	9/24	1,400	(82)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital	1.710%	CPURNSA Index	2/20	1,000	(10)

						$(5,802)

Inflation Protection Portfolio

(k)	Cash or securities with an aggregate value of $12,773 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2015.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & Agency Bonds	$-	$207,305	$-
Municipal Bonds	-	81	-
Corporate Bonds	-	45,760	-
Structured Products	-	33,934	-
Short-Term Investments	-	9,470	-
Other Financial Instruments^
Forward Currency Contracts	-	1,962	-
Total Assets	$-	$298,512	$-
Liabilities:
Other Financial Instruments^
Futures	(306)	-	-
Forward Currency Contracts	-	(32)	-
Total Return Swaps	-	(5,802)	-
Total Liabilities	$(306)	$(5,834)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Aerospace & Defense (1.0%)
	KLX, Inc., 5.875%, 12/1/22 144A	1,750,000	1,745
	TransDigm, Inc., 6.00%, 7/15/22	520,000	520
	TransDigm, Inc., 6.50%, 7/15/24	4,725,000	4,749

	Total		7,014

	Autos & Vehicle Parts (4.9%)
	Affinia Group, Inc., 7.75%, 5/1/21	2,350,000	2,432
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	2,335,000	2,458
	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	950,000	1,019
	FCA US LLC / CG Co- Issuer, Inc., 8.25%, 6/15/21	1,650,000	1,830
	Gates Global LLC / Gates Global Co., 6.00%, 7/15/22 144A	2,780,000	2,624
	General Motors Co., 4.00%, 4/1/25	1,275,000	1,295
	General Motors Financial Co., Inc., 3.50%, 7/10/19	1,035,000	1,063
(b)	General Motors Financial Co., Inc., 4.00%, 1/15/25	400,000	408
	General Motors Financial Co., Inc., 4.75%, 8/15/17	840,000	885
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	1,235,000	1,306
	International Automotive Components Group SA, 9.125%, 6/1/18 144A	1,975,000	2,007
	JB Poindexter & Co., Inc., 9.00%, 4/1/22 144A	1,425,000	1,546
	Lear Corp., 5.25%, 1/15/25	2,950,000	3,009
	Lear Corp., 5.375%, 3/15/24	655,000	678
	MPG Holdco I, Inc., 7.375%, 10/15/22 144A	3,075,000	3,286
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	1,070,000	1,081
	Schaeffler Finance BV – W/I, 4.75%, 5/15/23 144A	375,000	379
(c)	Schaeffler Holding Finance BV, 6.25%, 11/15/19 144A	440,000	465
(c)	Schaeffler Holding Finance BV, 6.75%, 11/15/22 144A	2,700,000	2,916

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts continued
(c)	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	785,000	819
	Stackpole International Intermediate Co. SA/Stackpole International Powder Meta l, 7.75%, 10/15/21 144A	1,350,000	1,336
	Tenneco, Inc., 5.375%, 12/15/24	2,400,000	2,496

	Total		35,338

	Banking (1.3%)
	Ally Financial, Inc., 2.75%, 1/30/17	500,000	498
	Ally Financial, Inc., 3.50%, 1/27/19	895,000	884
	Ally Financial, Inc., 3.75%, 11/18/19	4,950,000	4,895
	Ally Financial, Inc., 4.125%, 2/13/22	800,000	780
	Ally Financial, Inc., 8.00%, 3/15/20	1,996,000	2,380

	Total		9,437

	Basic Materials (8.9%)
	Anixter, Inc., 5.125%, 10/1/21	3,125,000	3,211
(c)	Ardagh Finance Holdings SA, 8.625%, 6/15/19 144A	542,798	565
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	665,000	712
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21 144A	1,500,000	1,474
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19 144A	1,640,000	1,648
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	302,647	303
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	590,000	628
	Ball Corp., 4.00%, 11/15/23	2,625,000	2,559
	Belden, Inc., 5.25%, 7/15/24 144A	325,000	327
	Belden, Inc., 5.50%, 9/1/22 144A	3,450,000	3,536

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Berry Plastics Corp., 5.50%, 5/15/22	4,205,000	4,321
	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II, 6.00%, 6/15/17 144A	1,365,000	1,368
	BWAY Holding Co., 9.125%, 8/15/21 144A	2,440,000	2,538
	Clearwater Paper Corp., 5.375%, 2/1/25 144A	2,500,000	2,550
	Cleaver-Brooks, Inc., 8.75%, 12/15/19 144A	1,700,000	1,734
	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	3,250,000	3,278
	DH Services Luxembourg Sarl, 7.75%, 12/15/20 144A	2,350,000	2,456
	Garda World Security Corp., 7.25%, 11/15/21 144A	520,000	511
	Graphic Packaging International, Inc., 4.75%, 4/15/21	820,000	853
	Graphic Packaging International, Inc., 4.875%, 11/15/22	1,925,000	1,997
	The Hillman Group, Inc., 6.375%, 7/15/22 144A	2,475,000	2,475
(c)	Interline Brands, Inc., 10.00%, 11/15/18	1,561,000	1,639
	Mustang Merger Corp., 8.50%, 8/15/21 144A	1,750,000	1,772
	Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22 144A	425,000	433
	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25 144A	2,350,000	2,418
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	2,405,000	2,486
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	775,000	816
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	3,835,000	4,103
	Sealed Air Corp., 4.875%, 12/1/22 144A	1,675,000	1,708

High Yield Bond Portfolio

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Sealed Air Corp., 5.125%, 12/1/24 144A	1,675,000	1,734
Sealed Air Corp., 6.50%, 12/1/20 144A	505,000	562
Sealed Air Corp., 8.375%, 9/15/21 144A	775,000	872
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22 144A	3,575,000	3,553
Truven Health Analytics, Inc., 10.625%, 6/1/20 144A	1,375,000	1,444
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 144A	1,750,000	1,759

Total		64,343

Builders & Building Materials (2.7%)
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21 144A	2,800,000	2,835
CPG Merger Sub LLC, 8.00%, 10/1/21 144A	1,850,000	1,878
HD Supply, Inc., 5.25%, 12/15/21 144A	1,700,000	1,751
Masonite International Corp., 5.625%, 3/15/23 144A	450,000	461
Masonite International Corp., 8.25%, 4/15/21 144A	2,000,000	2,132
NCI Building Systems, Inc., 8.25%, 1/15/23 144A	1,325,000	1,401
Nortek, Inc., 8.50%, 4/15/21	2,550,000	2,729
Nortek, Inc., 10.00%, 12/1/18	1,300,000	1,373
RSI Home Products, Inc., 6.50%, 3/15/23 144A	1,625,000	1,653
USG Corp., 5.50%, 3/1/25 144A	50,000	51
USG Corp., 5.875%, 11/1/21 144A	2,500,000	2,656
USG Corp., 7.875%, 3/30/20 144A	835,000	902

Total		19,822

Capital Goods (1.0%)
Jurassic Holdings III, Inc., 6.875%, 2/15/21 144A	2,695,000	2,345
United Rentals North America, Inc., 4.625%, 7/15/23	500,000	506
United Rentals North America, Inc., 5.50%, 7/15/25	1,450,000	1,477
United Rentals North America, Inc., 5.75%, 7/15/18	420,000	438

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Capital Goods continued
United Rentals North America, Inc., 5.75%, 11/15/24	1,300,000	1,342
United Rentals North America, Inc., 6.125%, 6/15/23	525,000	556
United Rentals North America, Inc., 7.375%, 5/15/20	585,000	632

Total		7,296

Chemicals (2.6%)
Ashland, Inc., 4.75%, 8/15/22	1,400,000	1,421
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21 144A	3,150,000	3,386
Axiall Corp., 4.875%, 5/15/23	1,500,000	1,489
Celanese US Holdings LLC, 4.625%, 11/15/22	1,425,000	1,436
Eco Services Operations LLC/Eco Finance Corp., 8.50%, 11/1/22 144A	1,000,000	1,010
Hexion US Finance Corp., 6.625%, 4/15/20	2,650,000	2,425
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	2,290,000	2,021
Huntsman International LLC, 4.875%, 11/15/20	1,905,000	1,905
Platform Specialty Products Corp., 6.50%, 2/1/22 144A	1,925,000	2,011
W.R. Grace & Co., 5.125%, 10/1/21 144A	775,000	804
W.R. Grace & Co., 5.625%, 10/1/24 144A	855,000	913

Total		18,821

Conglomerate & Diversified Manufacturing (1.8%)
Entegris, Inc., 6.00%, 4/1/22 144A	2,675,000	2,789
Gardner Denver, Inc., 6.875%, 8/15/21 144A	2,320,000	2,088
Mcron Finance Sub LLC/ Mcron Finance Corp., 8.375%, 5/15/19 144A	1,550,000	1,654
Rexel SA, 5.25%, 6/15/20 144A	2,845,000	2,984
WESCO Distribution, Inc., 5.375%, 12/15/21	3,505,000	3,566

Total		13,081

Consumer Products & Retailing (7.1%)
1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22 144A	4,050,000	4,192
Argos Merger Sub, Inc., 7.125%, 3/15/23 144A	2,725,000	2,824

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Products & Retailing continued
	Family Tree Escrow LLC, 5.25%, 3/1/20 144A	200,000	209
	Family Tree Escrow LLC, 5.75%, 3/1/23 144A	1,000,000	1,052
	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/20	1,950,000	1,662
	First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	2,285,000	2,154
	Jo-Ann Stores LLC, 8.125%, 3/15/19 144A	2,000,000	2,005
	L Brands, Inc., 5.625%, 2/15/22	620,000	682
	L Brands, Inc., 5.625%, 10/15/23	1,250,000	1,387
	Michaels Stores, Inc., 5.875%, 12/15/20 144A	3,825,000	3,930
(c)	Neiman Marcus Group, Ltd. LLC, 8.75%, 10/15/21 144A	2,000,000	2,120
	Neiman Marcus Group, LTD. LLC, 8.00%, 10/15/21 144A	585,000	620
(c)	New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 144A	4,025,000	4,025
	NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 1/15/20	1,575,000	1,654
	Party City Holdings, Inc., 8.875%, 8/1/20	1,225,000	1,320
	PC Nextco Holdings LLC/ PC Nextco Finance, Inc., 8.75%, 8/15/19	3,500,000	3,561
(c)	Petco Holdings, Inc., 8.50%, 10/15/17 144A	3,500,000	3,596
	Prestige Brands, Inc., 5.375%, 12/15/21 144A	2,850,000	2,886
	Rite Aid Corp., 6.125%, 4/1/23 144A	1,100,000	1,128
	Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,165,000	1,232
	Serta Simmons Holdings LLC, 8.125%, 10/1/20 144A	3,975,000	4,184
	Spectrum Brands, Inc., 6.125%, 12/15/24 144A	3,450,000	3,683
	Springs Industries, Inc., 6.25%, 6/1/21	1,700,000	1,679

	Total		51,785

	Electric Utilities (1.2%)
	Calpine Corp., 5.375%, 1/15/23	2,600,000	2,600
	Calpine Corp., 6.00%, 1/15/22 144A	455,000	487
	NRG Energy, Inc., 6.25%, 7/15/22	1,450,000	1,490

High Yield Bond Portfolio

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
NRG Energy, Inc., 6.25%, 5/1/24	1,100,000	1,108
NRG Energy, Inc., 7.625%, 1/15/18	1,710,000	1,883
NRG Energy, Inc., 8.25%, 9/1/20	270,000	286
TerraForm Power Operating LLC, 5.875%, 2/1/23 144A	975,000	1,012

Total		8,866

Energy (4.8%)
Antero Resources Corp., 5.125%, 12/1/22	1,290,000	1,238
Antero Resources Corp., 5.375%, 11/1/21	1,305,000	1,266
Antero Resources Corp., 5.625%, 6/1/23 144A	1,225,000	1,213
Berry Petroleum Co. LLC, 6.375%, 9/15/22	1,000,000	777
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 4/15/22	555,000	400
California Resources Corp., 5.00%, 1/15/20 144A	645,000	582
California Resources Corp., 5.50%, 9/15/21 144A	970,000	861
California Resources Corp., 6.00%, 11/15/24 144A	1,615,000	1,417
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	620,000	637
CGG SA, 6.875%, 1/15/22	1,590,000	1,264
Chesapeake Energy Corp., 5.375%, 6/15/21	1,140,000	1,106
Chesapeake Energy Corp., 6.125%, 2/15/21	950,000	962
Chesapeake Energy Corp., 6.875%, 11/15/20	1,635,000	1,709
CrownRock LP, CrownRock Finance, Inc., 7.75%, 2/15/23 144A	525,000	531
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21	1,180,000	425
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	1,100,000	1,152
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	350,000	357
Gulfport Energy Corp., 7.75%, 11/1/20	1,375,000	1,409
Laredo Petroleum, Inc., 5.625%, 1/15/22	675,000	655
Laredo Petroleum, Inc., 6.25%, 3/15/23	400,000	399
Laredo Petroleum, Inc., 7.375%, 5/1/22	350,000	361

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21	1,785,000	1,410
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19	820,000	648
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 9/15/21	490,000	387
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	1,215,000	966
Northern Oil and Gas, Inc., 8.00%, 6/1/20	1,905,000	1,691
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,645,000	1,571
Oasis Petroleum, Inc., 6.875%, 3/15/22	1,020,000	994
Range Resources Corp., 5.75%, 6/1/21	955,000	998
Rice Energy, Inc., 6.25%, 5/1/22	1,850,000	1,804
SandRidge Energy, Inc., 7.50%, 3/15/21	635,000	394
SandRidge Energy, Inc., 7.50%, 2/15/23	810,000	494
SandRidge Energy, Inc., 8.125%, 10/15/22	1,040,000	638
SM Energy Co., 6.50%, 11/15/21	1,205,000	1,223
SM Energy Co., 6.50%, 1/1/23	490,000	500
W&T Offshore, Inc., 8.50%, 6/15/19	1,025,000	620
Whiting Petroleum Corp., 5.00%, 3/15/19	1,310,000	1,287
Whiting Petroleum Corp., 5.75%, 3/15/21	785,000	779

Total		35,125

Entertainment (1.0%)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 6/1/24 144A	2,680,000	2,740
NCL Corp., Ltd., 5.25%, 11/15/19 144A	675,000	692
Regal Entertainment Group, 5.75%, 3/15/22	660,000	675
Regal Entertainment Group, 5.75%, 2/1/25	775,000	775
Six Flags Entertainment Corp., 5.25%, 1/15/21 144A	2,500,000	2,569

Total		7,451

Finance (1.7%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17	1,005,000	1,065

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Finance continued
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust, 5.00%, 10/1/21 144A	2,400,000	2,547
CIT Group, Inc., 5.00%, 5/15/17	455,000	468
CIT Group, Inc., 5.00%, 8/15/22	1,215,000	1,247
CIT Group, Inc., 5.25%, 3/15/18	1,680,000	1,739
CIT Group, Inc., 5.375%, 5/15/20	515,000	542
CIT Group, Inc., 5.50%, 2/15/19 144A	815,000	847
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,550,000	1,740
International Lease Finance Corp., 8.75%, 3/15/17	2,180,000	2,409

Total		12,604

Food & Beverage (3.6%)
Acosta, Inc., 7.75%, 10/1/22 144A	4,100,000	4,238
Aramark Services, Inc., 5.75%, 3/15/20	4,585,000	4,791
B&G Foods, Inc., 4.625%, 6/1/21	1,350,000	1,348
Constellation Brands, Inc., 4.75%, 11/15/24	1,500,000	1,586
Dean Foods Co., 6.50%, 3/15/23 144A	1,525,000	1,533
H.J. Heinz Co., 4.25%, 10/15/20	1,000,000	1,026
H.J. Heinz Co., 4.875%, 2/15/25 144A	3,350,000	3,631
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/21	3,000,000	3,023
Smithfield Foods, Inc., 5.875%, 8/1/21 144A	390,000	409
Smithfield Foods, Inc., 6.625%, 8/15/22	1,095,000	1,172
US Foods, Inc., 8.50%, 6/30/19	3,025,000	3,176

Total		25,933

Gaming/Leisure/Lodging (3.7%)
Chester Downs & Marina LLC / Chester Downs Finance Corp., 9.25%, 2/1/20 144A	1,300,000	988
Churchill Downs, Inc., 5.375%, 12/15/21	1,550,000	1,569
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/23	2,000,000	2,067
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	1,800,000	1,895

High Yield Bond Portfolio

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging continued
MGM Resorts International, 6.00%, 3/15/23	2,350,000	2,415
MGM Resorts International, 6.625%, 12/15/21	1,040,000	1,111
MGM Resorts International, 6.75%, 10/1/20	835,000	896
MGM Resorts International, 7.75%, 3/15/22	820,000	924
Penn National Gaming, Inc., 5.875%, 11/1/21	2,675,000	2,655
Pinnacle Entertainment, Inc., 7.50%, 4/15/21	2,625,000	2,769
Pinnacle Entertainment, Inc., 7.75%, 4/1/22	425,000	473
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	3,865,000	3,879
Seminole Tribe of Florida, Inc., 7.804%, 10/1/20 144A	2,405,000	2,573
Station Casinos LLC, 7.50%, 3/1/21	2,225,000	2,370

Total		26,584

Healthcare (8.9%)
AmSurg Corp., 5.625%, 7/15/22	2,325,000	2,377
Biomet, Inc., 6.50%, 8/1/20	725,000	768
Catamaran Corp., 4.75%, 3/15/21	1,715,000	1,906
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	805,000	830
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	1,185,000	1,266
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	715,000	758
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	2,615,000	2,778
Crimson Merger Sub, Inc., 6.625%, 5/15/22 144A	4,900,000	4,349
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	2,075,000	2,205
DJO Finance LLC/DJO Finance Corp., 9.875%, 4/15/18	1,250,000	1,300
Emdeon, Inc., 11.00%, 12/31/19	1,500,000	1,637
Envision Healthcare Corp., 5.125%, 7/1/22 144A	3,330,000	3,405
HCA Holdings, Inc., 6.25%, 2/15/21	1,460,000	1,579

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Healthcare continued
	HCA Holdings, Inc., 7.75%, 5/15/21	1,505,000	1,601
	HCA, Inc., 4.25%, 10/15/19	900,000	925
	HCA, Inc., 5.00%, 3/15/24	2,575,000	2,729
	HCA, Inc., 5.375%, 2/1/25	1,100,000	1,154
	HCA, Inc., 5.875%, 3/15/22	3,525,000	3,903
	HCA, Inc., 5.875%, 5/1/23	2,020,000	2,182
	HCA, Inc., 6.50%, 2/15/20	1,935,000	2,179
	LifePoint Hospitals, Inc., 5.50%, 12/1/21	2,390,000	2,504
	MPH Acquisition Holdings LLC, 6.625%, 4/1/22 144A	4,125,000	4,275
	Omnicare, Inc., 4.75%, 12/1/22	1,975,000	2,039
	Omnicare, Inc., 5.00%, 12/1/24	900,000	940
	Surgical Care Affiliates, Inc., 6.00%, 4/1/23 144A	775,000	781
	Teleflex, Inc., 5.25%, 6/15/24 144A	1,750,000	1,785
	Tenet Healthcare Corp., 4.50%, 4/1/21	830,000	813
	Tenet Healthcare Corp., 5.00%, 3/1/19 144A	655,000	650
	Tenet Healthcare Corp., 6.00%, 10/1/20	1,285,000	1,362
	Tenet Healthcare Corp., 6.75%, 2/1/20	1,045,000	1,102
	Tenet Healthcare Corp., 8.125%, 4/1/22	2,505,000	2,762
	Truven Health Analytics, Inc., 10.625%, 6/1/20	175,000	184
	United Surgical Partners International, 9.00%, 4/1/20	1,575,000	1,691
	VWR Funding, Inc., 7.25%, 9/15/17	3,500,000	3,653

	Total		64,372

	Insurance (0.9%)
(c)	Hub Holdings LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19 144A	485,000	482
	HUB International, Ltd., 7.875%, 10/1/21 144A	4,370,000	4,479
	York Risk Services Holding Corp., 8.50%, 10/1/22 144A	1,650,000	1,559

	Total		6,520

	Media (12.1%)
	Altice Financing SA, 6.625%, 2/15/23 144A	600,000	618
	AMC Networks, Inc., 7.75%, 7/15/21	2,200,000	2,387

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Media continued
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	1,350,000	1,382
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 9/1/23	1,000,000	1,045
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	3,050,000	3,168
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,285,000	1,349
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	870,000	930
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	2,460,000	2,457
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	1,685,000	1,776
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	3,875,000	4,078
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,750,000	1,715
DISH DBS Corp., 5.00%, 3/15/23	1,110,000	1,079
DISH DBS Corp., 5.875%, 7/15/22	1,080,000	1,098
DISH DBS Corp., 5.875%, 11/15/24	900,000	901
DISH DBS Corp., 6.75%, 6/1/21	1,810,000	1,928
Expo Event Transco, Inc., 9.00%, 6/15/21 144A	2,400,000	2,454
Gannett Co., Inc., 4.875%, 9/15/21 144A	195,000	199
Gannett Co., Inc., 5.125%, 10/15/19	785,000	822
Gannett Co., Inc., 5.125%, 7/15/20	980,000	1,022
Gannett Co., Inc., 5.50%, 9/15/24 144A	195,000	204
Gannett Co., Inc., 6.375%, 10/15/23	700,000	759
Gray Television, Inc., 7.50%, 10/1/20	2,730,000	2,873
IAC/InterActiveCorp, 4.75%, 12/15/22	2,500,000	2,481
iHeartCommunications, Inc., 9.00%, 9/15/22	1,515,000	1,447
Intelsat Jackson Holdings SA, 5.50%, 8/1/23	2,800,000	2,642
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	1,200,000	1,158
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	1,460,000	1,513
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,115,000	1,148
Intelsat Luxembourg SA, 7.75%, 6/1/21	1,860,000	1,716

High Yield Bond Portfolio

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Media continued
Lamar Media Corp., 5.875%, 2/1/22	2,600,000	2,737
LIN Television Corp., 5.875%, 11/15/22 144A	2,000,000	2,040
LIN Television Corp., 6.375%, 1/15/21	840,000	868
Nexstar Broadcasting, Inc., 6.125%, 2/15/22 144A	1,625,000	1,666
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/20	3,000,000	3,053
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 144A	2,300,000	2,314
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22	795,000	833
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/25	1,950,000	2,062
Radio One, Inc., 9.25%, 2/15/20 144A	1,450,000	1,385
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,370,000	1,406
Sinclair Television Group, Inc., 6.125%, 10/1/22	990,000	1,037
Sinclair Television Group, Inc., 6.375%, 11/1/21	550,000	582
Sirius XM Radio, Inc., 4.25%, 5/15/20 144A	645,000	639
Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	550,000	529
Sirius XM Radio, Inc., 5.375%, 4/15/25 144A	1,100,000	1,106
Sirius XM Radio, Inc., 5.75%, 8/1/21 144A	1,045,000	1,089
Sirius XM Radio, Inc., 5.875%, 10/1/20 144A	1,180,000	1,230
Sirius XM Radio, Inc., 6.00%, 7/15/24 144A	2,185,000	2,294
Southern Graphics, Inc., 8.375%, 10/15/20 144A	2,375,000	2,405
Time, Inc., 5.75%, 4/15/22 144A	1,575,000	1,540
Townsquare Media, Inc., 6.50%, 4/1/23 144A	1,575,000	1,583
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25 144A	1,525,000	1,540
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 144A	3,250,000	3,437
Virgin Media Finance PLC, 5.75%, 1/15/25 144A	1,250,000	1,297
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 144A	2,300,000	2,346

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Ziggo Bond Finance BV, 5.875%, 1/15/25 144A	625,000	655

	Total		88,022

	Metals & Mining (0.4%)
	Steel Dynamics, Inc., 5.125%, 10/1/21 144A	620,000	624
	Steel Dynamics, Inc., 5.50%, 10/1/24 144A	930,000	943
	Steel Dynamics, Inc., 6.125%, 8/15/19	540,000	575
	Steel Dynamics, Inc., 6.375%, 8/15/22	540,000	576

	Total		2,718

	Oil & Gas (0.5%)
	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	1,100,000	1,100
	Tesoro Corp., 5.125%, 4/1/24	1,725,000	1,759
	Tesoro Corp., 5.375%, 10/1/22	555,000	580

	Total		3,439

	Other Holdings (–%)
(d)	General Motors Co. Escrow, 7.20%, 1/15/15	610,000	-
(d)	General Motors Co. Escrow, 8.375%, 7/15/33	4,865,000	-

	Total		-

	Pharmaceuticals (2.5%)
	Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25 144A	1,300,000	1,339
	Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22 144A	2,800,000	2,845
(c)	Jaguar Holding Co. I, 9.375%, 10/15/17 144A	2,410,000	2,464
	Jaguar Holding Co. II/ Jaguar Merger Sub, Inc., 9.50%, 12/1/19 144A	1,900,000	2,042
	Valeant Pharmaceuticals International, 6.375%, 10/15/20 144A	750,000	779
	Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23 144A	2,075,000	2,091
	Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	655,000	665
	VRX Escrow Corp., 5.375%, 3/15/20 144A	150,000	151
	VRX Escrow Corp., 5.875%, 5/15/23 144A	3,025,000	3,101
	VRX Escrow Corp., 6.125%, 4/15/25 144A	2,650,000	2,743

	Total		18,220

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Pipelines (6.2%)
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20	1,095,000	1,128
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 144A	1,000,000	1,027
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 12/15/20	1,175,000	1,181
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 3/1/22	520,000	524
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/1/23 144A	600,000	606
Energy Transfer Equity LP, 5.875%, 1/15/24	2,500,000	2,637
Energy Transfer Equity LP, 7.50%, 10/15/20	2,020,000	2,262
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 5/1/21	850,000	859
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	2,350,000	2,391
Hiland Partners LP/Hiland Partners Finance Corp., 5.50%, 5/15/22 144A	1,050,000	1,076
Holly Energy Partners LP/ Holly Energy Finance Corp., 6.50%, 3/1/20	1,175,000	1,157
Kinder Morgan, Inc., 5.00%, 2/15/21 144A	730,000	780
Kinder Morgan, Inc., 5.625%, 11/15/23 144A	625,000	687
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/1/24	2,175,000	2,224
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	603,000	630
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	630,000	662
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 6.50%, 5/15/21	405,000	426
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	811,000	884

High Yield Bond Portfolio

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23	655,000	658
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/1/22	205,000	213
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	1,310,000	1,415
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	525,000	570
Rose Rock Midstream LP/ Rose Rock Finance Corp., 5.625%, 7/15/22	2,100,000	2,069
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,650,000	1,661
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,230,000	1,227
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25 144A	700,000	692
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	2,285,000	2,362
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	3,075,000	3,152
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 3/1/25	275,000	281
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	1,380,000	1,308
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/1/21	175,000	182
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/18 144A	525,000	541
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	547,000	573
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	967,000	991
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	940,000	968
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 144A	1,125,000	1,164

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Pipelines continued
	Western Refining Logistics LP/WNRL Finance Corp., 7.50%, 2/15/23 144A	1,000,000	1,020
	Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	1,600,000	1,608
	Williams Partners LP / ACMP Finance Corp., 6.125%, 7/15/22	890,000	943

	Total		44,739

	Services (2.2%)
	Garda World Security Corp., 7.25%, 11/15/21 144A	2,350,000	2,309
	Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 5/1/22 144A	3,175,000	3,151
	IHS, Inc., 5.00%, 11/1/22 144A	2,100,000	2,109
	Multi-Color Corp., 6.125%, 12/1/22 144A	3,125,000	3,250
	The ServiceMaster Co. LLC, 7.00%, 8/15/20	4,750,000	5,047
	The ServiceMaster Co. LLC, 8.00%, 2/15/20	205,000	217

	Total		16,083

	Technology (11.4%)
	ACI Worldwide, Inc., 6.375%, 8/15/20 144A	395,000	413
	Advanced Micro Devices, Inc., 7.00%, 7/1/24	2,505,000	2,161
	Audatex North America, Inc., 6.00%, 6/15/21 144A	3,140,000	3,321
	Audatex North America, Inc., 6.125%, 11/1/23 144A	1,605,000	1,697
	Blackboard, Inc., 7.75%, 11/15/19 144A	1,575,000	1,512
	BMC Software Finance, Inc., 8.125%, 7/15/21 144A	2,550,000	2,333
(c)	Boxer Parent Co., Inc., 9.00%, 10/15/19 144A	1,385,000	1,143
	CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	2,250,000	2,357
	CDW LLC/CDW Finance Corp., 6.00%, 8/15/22	2,250,000	2,415
	CommScope, Inc., 5.00%, 6/15/21 144A	460,000	459
	CommScope, Inc., 5.50%, 6/15/24 144A	3,825,000	3,825
	Compiler Finance Sub, Inc., 7.00%, 5/1/21 144A	1,750,000	1,343
	Corelogic, Inc., 7.25%, 6/1/21	2,500,000	2,663
	Eagle Midco, Inc., 9.00%, 6/15/18 144A	1,650,000	1,681
	Epicor Software Corp., 8.625%, 5/1/19	2,275,000	2,377

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Technology continued
	First Data Corp., 6.75%, 11/1/20 144A	1,185,000	1,262
	First Data Corp., 7.375%, 6/15/19 144A	420,000	439
	First Data Corp., 8.25%, 1/15/21 144A	935,000	1,000
(c)	First Data Corp., 8.75%, 1/15/22 144A	1,875,000	2,018
	First Data Corp., 11.25%, 1/15/21	1,012,000	1,151
	First Data Corp., 11.75%, 8/15/21	1,150,000	1,330
	Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	1,150,000	1,213
(c)	Igloo Holdings Corp., 8.25%, 12/15/17 144A	3,625,000	3,661
(c)	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, 5/1/21 144A	5,760,000	5,704
	Infor US, Inc., 6.50%, 5/15/22 144A	1,750,000	1,794
	Infor US, Inc., 9.375%, 4/1/19	1,000,000	1,072
	Interactive Data Corp., 5.875%, 4/15/19 144A	1,525,000	1,540
	Iron Mountain, Inc., 7.75%, 10/1/19	1,360,000	1,447
	Magnachip Semiconductor Corp., 6.625%, 7/15/21	1,475,000	1,033
	Micron Technology, Inc., 5.25%, 8/1/23 144A	1,250,000	1,272
	MSCI, Inc., 5.25%, 11/15/24 144A	500,000	517
	NCR Corp., 4.625%, 2/15/21	675,000	676
	NCR Corp., 5.00%, 7/15/22	335,000	338
	NCR Corp., 5.875%, 12/15/21	2,150,000	2,241
	NCR Corp., 6.375%, 12/15/23	520,000	554
	Nuance Communications, Inc., 5.375%, 8/15/20 144A	2,500,000	2,525
	Open Text Corp., 5.625%, 1/15/23 144A	1,475,000	1,530
	Sensata Technologies BV, 5.625%, 11/1/24 144A	1,625,000	1,731
(c)	Sophia Holding Finance LP/Sophia Holding Finance, Inc., 9.625%, 12/1/18 144A	3,500,000	3,535
	Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 144A	625,000	670
	SunGard Data Systems, Inc., 6.625%, 11/1/19	2,525,000	2,601
	SunGard Data Systems, Inc., 7.625%, 11/15/20	1,230,000	1,301
	TransUnion, 8.125%, 6/15/18	1,325,000	1,360

High Yield Bond Portfolio

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Technology continued
(c)	TransUnion, 9.625%, 6/15/18	3,000,000	3,030
	VeriSign, Inc., 4.625%, 5/1/23	1,225,000	1,222
	VeriSign, Inc., 5.25%, 4/1/25 144A	350,000	357
	Zebra Technologies Corp., 7.25%, 10/15/22 144A	2,725,000	2,936

	Total		82,760

	Telecommunications (4.8%)
	Altice SA, 7.625%, 2/15/25 144A	2,450,000	2,455
	Altice SA, 7.75%, 5/15/22 144A	1,150,000	1,169
	Digicel Group, Ltd., 7.125%, 4/1/22 144A	525,000	480
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	1,200,000	1,202
	Digicel, Ltd., 6.00%, 4/15/21 144A	1,260,000	1,197
	Level 3 Communications, Inc., 5.75%, 12/1/22	4,250,000	4,364
	Numericable-SFR SAS, 6.00%, 5/15/22 144A	1,295,000	1,311
	Numericable-SFR SAS, 6.25%, 5/15/24 144A	1,300,000	1,316
	Sprint Communications, Inc., 6.00%, 11/15/22	1,000,000	950
	Sprint Communications, Inc., 7.00%, 8/15/20	2,740,000	2,783
	Sprint Communications, Inc., 9.00%, 11/15/18 144A	1,630,000	1,871
	Sprint Corp., 7.125%, 6/15/24	650,000	634
	Sprint Corp., 7.25%, 9/15/21	2,610,000	2,623
	Sprint Corp., 7.875%, 9/15/23	1,965,000	2,004
	T-Mobile USA, Inc., 6.00%, 3/1/23	775,000	794
	T-Mobile USA, Inc., 6.125%, 1/15/22	575,000	593
	T-Mobile USA, Inc., 6.25%, 4/1/21	2,740,000	2,850
	T-Mobile USA, Inc., 6.375%, 3/1/25	1,035,000	1,068
	T-Mobile USA, Inc., 6.542%, 4/28/20	1,045,000	1,100
	T-Mobile USA, Inc., 6.625%, 11/15/20	1,410,000	1,474
	T-Mobile USA, Inc., 6.625%, 4/1/23	1,000,000	1,046
	T-Mobile USA, Inc., 6.633%, 4/28/21	785,000	822
	T-Mobile USA, Inc., 6.731%, 4/28/22	365,000	384

	Total		34,490

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Transportation (0.6%)
	The Hertz Corp., 5.875%, 10/15/20	420,000	432
	The Hertz Corp., 6.25%, 10/15/22	4,100,000	4,233

	Total		4,665

	Total Bonds
	(Cost: $706,491)		709,528

	Common Stocks & Warrants (0.0%)

	Metals & Mining (0.0%)
*	Patriot Coal Corp. Warrants	17,358	38

	Total		38

	Total Common Stocks & Warrants
	(Cost: $95)		38

	Total Investments (97.8%)
	(Cost: $706,586)(a)		709,566

	Other Assets, Less
	Liabilities (2.2%)		16,162

	Net Assets (100.0%)		725,728

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the value of these securities (in thousands) was $325,286 representing 44.8% of the net assets.

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $706,586 and the net unrealized appreciation of investments based on that cost was $2,979 which is comprised of $12,949 aggregate gross unrealized appreciation and $9,970 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks & Warrants	$-	$-	$38
Corporate Bonds	-	709,528	-
Total	$-	$709,528	$38

Multi-Sector Bond Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Corporate Bonds (46.2%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts (0.6%)
	Banque PSA Finance SA, 4.375%, 4/4/16 144A	500,000	515
	General Motors Financial Co., Inc., 2.625%, 7/10/17	800,000	808
	Magna International, Inc., 3.625%, 6/15/24	700,000	713
	RCI Banque SA, 3.50%, 4/3/18 144A	300,000	314
	Schaeffler Finance BV, 7.75%, 2/15/17 144A	300,000	336
(c)	Schaeffler Holding Finance BV, 6.25%, 11/15/19 144A	300,000	317
(c)	Schaeffler Holding Finance BV, 6.75%, 11/15/22 144A	400,000	432

	Total		3,435

	Banking (15.9%)
	Ally Financial, Inc., 3.50%, 7/18/16	700,000	709
(b)	Ally Financial, Inc., 3.75%, 11/18/19	5,200,000	5,141
	Ally Financial, Inc., 4.625%, 6/26/15	400,000	402
	Ally Financial, Inc., 5.125%, 9/30/24	800,000	825
	Banco Continental SA via Continental Senior Trustee II Cayman, Ltd., 5.75%, 1/18/17 144A	600,000	638
	Banco Santander Brasil SA, 4.625%, 2/13/17	400,000	412
	Banco Santander Brasil SA/Cayman Islands, 4.625%, 2/13/17 144A	2,300,000	2,369
	Banco Santander Chile, 3.875%, 9/20/22 144A	1,000,000	1,021
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/9/22 144A	2,750,000	2,802
	Banco Votorantim SA, 5.25%, 2/11/16 144A	2,700,000	2,713
	Bank of America Corp., 2.60%, 1/15/19	3,300,000	3,359
	Bank of America Corp., 6.10%, 12/29/49	2,000,000	2,029
	Barclays Bank PLC, 7.625%, 11/21/22	2,000,000	2,341
	Barclays Bank PLC, 7.75%, 4/10/23	3,200,000	3,548

	Corporate Bonds (46.2%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	BBVA Bancomer SA Texas, 4.375%, 4/10/24	3,200,000	3,316
	BPCE SA, 4.00%, 4/15/24	2,000,000	2,136
	BPCE SA, 4.50%, 3/15/25 144A	1,600,000	1,623
	BPCE SA, 4.625%, 7/11/24 144A	1,400,000	1,437
	Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,631
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00%, 12/29/49 144A	200,000	257
	Corpbanca SA, 3.875%, 9/22/19 144A	1,400,000	1,400
(k)	Credit Agricole SA, 8.125%, 9/19/33	6,500,000	7,386
	Credit Suisse AG, 6.50%, 8/8/23 144A	2,200,000	2,512
	Credit Suisse AG, 6.50%, 8/8/23	1,700,000	1,941
	The Goldman Sachs Group, Inc., 4.00%, 3/3/24	400,000	423
	The Goldman Sachs Group, Inc., 5.75%, 1/24/22	400,000	467
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	850,000	1,116
	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	400,000	477
	ING Bank NV, 5.80%, 9/25/23 144A	3,000,000	3,396
	Intesa Sanpaolo SpA, 2.375%, 1/13/17	800,000	810
	Intesa Sanpaolo SpA, 5.017%, 6/26/24 144A	500,000	512
	Intesa Sanpaolo SpA, 6.50%, 2/24/21 144A	4,100,000	4,870
	JPMorgan Chase & Co., 7.90%, 4/29/49	2,200,000	2,368
(k)	KBC Bank NV, 8.00%, 1/25/23	4,600,000	5,187
	LBG Capital No.1 PLC, 8.50%, 12/29/49 144A	660,000	719
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	300,000	348
	Morgan Stanley, 5.50%, 1/26/20	500,000	568
	Morgan Stanley, 7.30%, 5/13/19	400,000	479

Corporate Bonds (46.2%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19	1,200,000	1,389
The Royal Bank of Scotland PLC, 9.50%, 3/16/22	3,200,000	3,609
UBS AG, 4.75%, 5/22/23	2,300,000	2,379
UBS AG of Stamford Connecticut, 7.625%, 8/17/22	1,400,000	1,698
UBS AG/Jersey, 7.25%, 2/22/22	2,700,000	2,906
Wells Fargo & Co., 5.875%, 12/31/49	2,200,000	2,327
Wells Fargo & Co., 7.98%, 3/29/49	3,100,000	3,394

Total		91,390

Basic Materials (0.3%)
Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	302
Hamilton College, 4.75%, 7/1/13	100,000	96
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	200,000	211
Sappi Papier Holding GmbH, 7.75%, 7/15/17 144A	400,000	434
Weyerhaeuser Co., 7.375%, 10/1/19	400,000	479

Total		1,522

Builders & Building Materials (0.4%)
Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/1/17	400,000	348
Cemex SAB de CV, 9.50%, 6/15/18 144A	1,300,000	1,442
Owens Corning, Inc., 4.20%, 12/1/24	400,000	412

Total		2,202

Capital Goods (0.1%)
NCSG Crane & Heavy Haul Services, 9.50%, 8/15/19 144A	1,000,000	630

Total		630

Chemicals (0.3%)
Ashland, Inc., 3.875%, 4/15/18	500,000	512
Braskem Finance, Ltd., 5.75%, 4/15/21	700,000	666

Multi-Sector Bond Portfolio

Corporate Bonds (46.2%)	Shares/ $ Par	Value $ (000’s)

Chemicals continued
Ineos Finance PLC, 7.50%, 5/1/20 144A	200,000	211
Ineos Finance PLC, 8.375%, 2/15/19 144A	200,000	213

Total		1,602

Consumer Products & Retailing (0.4%)
Altria Group, Inc., 10.20%, 2/6/39	418,000	739
CVS Pass-Through Trust, 4.704%, 1/10/36 144A	484,439	530
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	830,575	983
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	88,640	115
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	100,000	106

Total		2,473

Electric Utilities (2.3%)
The AES Corp., 8.00%, 10/15/17	13,000	15
The AES Corp., 8.00%, 6/1/20	300,000	343
Bruce Mansfield Unit, 6.85%, 6/1/34	2,194,746	2,321
ContourGlobal Power Holdings SA, 7.125%, 6/1/19 144A	300,000	306
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/1/24 144A	1,875,000	1,964
Exelon Generation Co. LLC, 4.25%, 6/15/22	500,000	527
FirstEnergy Corp., 7.375%, 11/15/31	800,000	1,016
NRG Energy, Inc., 7.625%, 1/15/18	3,400,000	3,744
Puget Energy, Inc., 5.625%, 7/15/22	200,000	233
RWE AG, 7.00%, 10/12/72	800,000	864
SSE PLC, 5.625%, 9/29/49	1,600,000	1,693

Total		13,026

Energy (2.5%)
California Resources Corp., 5.00%, 1/15/20 144A	700,000	632
California Resources Corp., 5.50%, 9/15/21 144A	2,100,000	1,863
California Resources Corp., 6.00%, 11/15/24 144A	500,000	439

Corporate Bonds (46.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
CGG SA, 7.75%, 5/15/17	34,000	32
Chesapeake Energy Corp., 3.503%, 4/15/19	1,500,000	1,444
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	100,000	102
Harvest Operations Corp., 6.875%, 10/1/17	100,000	91
Nakilat, Inc., 6.067%, 12/31/33	200,000	233
Novatek Finance via Novatek Finance, Ltd., 6.604%, 2/3/21	1,600,000	1,484
Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22	3,590,000	2,816
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 6/30/21	1,275,000	1,099
Petrofac, Ltd., 3.40%, 10/10/18 144A	100,000	99
Pride International, Inc., 8.50%, 6/15/19	500,000	595
Southwestern Energy Co., 3.30%, 1/23/18	100,000	102
Southwestern Energy Co., 4.05%, 1/23/20	1,900,000	1,963
Tullow Oil PLC, 6.25%, 4/15/22 144A	1,700,000	1,470

Total		14,464

Finance (5.3%)
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21 144A	1,500,000	1,592
Aviation Capital Group Corp., 3.875%, 9/27/16 144A	1,000,000	1,021
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	616,000	629
BM&FBOVESPA SA, 5.50%, 7/16/20 144A	2,700,000	2,875
CIT Group, Inc., 3.875%, 2/19/19	800,000	792
CIT Group, Inc., 4.25%, 8/15/17	100,000	101
CIT Group, Inc., 5.25%, 3/15/18	2,700,000	2,795
GATX Corp., 4.75%, 6/15/22	200,000	221
General Electric Capital Corp., 6.25%, 12/29/49	2,300,000	2,588
International Lease Finance Corp., 5.875%, 4/1/19	1,400,000	1,519

	Corporate Bonds (46.2%)	Shares/ $ Par	Value $ (000’s)

	Finance continued
	International Lease Finance Corp., 6.75%, 9/1/16 144A	1,200,000	1,275
	Navient Corp., 4.875%, 6/17/19	1,200,000	1,197
	Navient Corp., 6.00%, 1/25/17	100,000	105
	Navient Corp., 6.25%, 1/25/16	2,657,000	2,737
(k)	Navient Corp., 8.45%, 6/15/18	4,500,000	4,995
	OneMain Financial Holdings, Inc., 6.75%, 12/15/19 144A	600,000	620
	OneMain Financial Holdings, Inc., 7.25%, 12/15/21 144A	600,000	621
	PHH Corp., 6.375%, 8/15/21	1,100,000	1,059
	SCF Capital, Ltd., 5.375%, 10/27/17 144A	300,000	268
	Springleaf Finance Corp., 5.75%, 9/15/16	300,000	311
	Springleaf Finance Corp., 6.50%, 9/15/17	700,000	738
	Springleaf Finance Corp., 6.90%, 12/15/17	2,200,000	2,343

	Total		30,402

	Gaming/Leisure/Lodging (0.6%)
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 144A	3,250,000	3,291

	Total		3,291

	Healthcare (0.7%)
	Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,381
	CHS/Community Health Systems, Inc., 5.125%, 8/1/21	200,000	206
	HCA, Inc., 6.50%, 2/15/20	2,000,000	2,252
	Tenet Healthcare Corp., 4.50%, 4/1/21	300,000	294

	Total		4,133

	Insurance (0.6%)
	AXA SA, 8.60%, 12/15/30	2,000,000	2,790
	The Doctors Co., 6.50%, 10/15/23 144A	300,000	336

	Total		3,126

	Media (1.8%)
	CSC Holdings LLC, 7.625%, 7/15/18	800,000	902

Multi-Sector Bond Portfolio

	Corporate Bonds (46.2%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	CSC Holdings LLC, 8.625%, 2/15/19	200,000	232
(k)	DISH DBS Corp., 5.125%, 5/1/20	3,800,000	3,828
	Numericable Group SA, 4.875%, 5/15/19 144A	400,000	398
	Numericable-SFR SAS, 6.00%, 5/15/22 144A	900,000	911
	Numericable-SFR SAS, 6.25%, 5/15/24 144A	2,400,000	2,430
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	400,000	418
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	200,000	215
	UPCB Finance VI, Ltd., 6.875%, 1/15/22 144A	150,000	160
	Viacom, Inc., 5.85%, 9/1/43	100,000	113
	Virgin Media Secured Finance PLC, 5.25%, 1/15/21	700,000	747

	Total		10,354

	Metals & Mining (3.1%)
	ALROSA Finance SA, 7.75%, 11/3/20	1,500,000	1,493
	AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	99
	AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	1,000,000	929
	ArcelorMittal, 4.50%, 8/5/15	1,500,000	1,511
	CONSOL Energy, Inc., 5.875%, 4/15/22	400,000	362
	Glencore Finance Canada, Ltd., 2.70%, 10/25/17 144A	5,300,000	5,378
(k)	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	3,400,000	3,015
	GTL Trade Finance, Inc., 5.893%, 4/29/24 144A	2,490,000	2,393
	Severstal OAO Via Steel Capital SA, 4.45%, 3/19/18	1,000,000	943
	Severstal OAO Via Steel Capital SA, 6.70%, 10/25/17	700,000	707
	Vale Overseas, Ltd., 4.375%, 1/11/22	800,000	769
	Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	400

	Total		17,999

	Oil & Gas (1.0%)
	BG Energy Capital PLC, 6.50%, 11/30/72	700,000	748
	Borets Finance, Ltd., 7.625%, 9/26/18	2,700,000	2,030

Corporate Bonds (46.2%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas continued
Pemex Project Funding Master Trust, 6.625%, 6/15/35	2,500,000	2,863
Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	320

Total		5,961

Pharmaceuticals (1.2%)
Amgen, Inc., 5.375%, 5/15/43	900,000	1,074
Endo Finance LLC, 5.75%, 1/15/22 144A	300,000	307
Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 144A	900,000	898
Hospira, Inc., 5.80%, 8/12/23	200,000	241
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/1/22 144A	400,000	413
VRX Escrow Corp., 6.125%, 4/15/25 144A	4,000,000	4,140

Total		7,073

Pipelines (2.0%)
Hiland Partners LP/Hiland Partners Finance Corp., 5.50%, 5/15/22 144A	100,000	102
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	100,000	108
Kinder Morgan, Inc., 7.75%, 1/15/32	916,000	1,127
Kinder Morgan, Inc., 8.25%, 2/15/16	100,000	106
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/1/24	600,000	613
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 144A	1,700,000	1,849
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/1/22	1,100,000	1,144
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	300,000	324
Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	1,045
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	2,900,000	3,132

	Corporate Bonds (46.2%)	Shares/ $ Par	Value $ (000’s)

	Pipelines continued
	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25 144A	700,000	692
	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	300,000	302
	Sabine Pass LNG LP, 7.50%, 11/30/16 144A	100,000	106
	Sabine Pass LNG LP, 7.50%, 11/30/16	100,000	106
(d)	Selectica, 8.75%, 11/15/15	500,000	-
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	469,000	481
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 144A	100,000	104

	Total		11,341

	Real Estate Investment Trusts (0.5%)
	Deutsche Annington Finance BV, 5.00%, 10/2/23 144A	300,000	328
	Goodman Funding Pty., Ltd., 6.375%, 4/15/21 144A	1,000,000	1,173
	OMEGA Healthcare Investors, Inc., 4.50%, 1/15/25 144A	100,000	101
	OMEGA Healthcare Investors, Inc., 4.95%, 4/1/24	100,000	105
	SL Green Realty Corp., 5.00%, 8/15/18	1,100,000	1,187

	Total		2,894

	Services (0.1%)
	QVC, Inc., 4.375%, 3/15/23	500,000	509
	QVC, Inc., 4.85%, 4/1/24	100,000	104

	Total		613

	Technology (0.4%)
	Alliance Data Systems Corp., 5.25%, 12/1/17 144A	600,000	621
	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	800,000	845
	Flextronics International, Ltd., 4.625%, 2/15/20	200,000	210
	NXP BV/NXP Funding LLC, 3.50%, 9/15/16 144A	400,000	405

	Total		2,081

Multi-Sector Bond Portfolio

	Corporate Bonds (46.2%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications (5.0%)
	Altice Financing SA, 6.625%, 2/15/23 144A	200,000	206
	American Tower Corp., 7.25%, 5/15/19	1,500,000	1,762
	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	700,000	1,070
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	600,000	601
	Eileme 2 AB, 11.625%, 1/31/20 144A	600,000	677
	Millicom International Cellular SA, 6.625%, 10/15/21 144A	200,000	211
	Qwest Corp., 7.25%, 9/15/25	500,000	581
	Sprint Communications, Inc., 7.00%, 8/15/20	700,000	711
	Sprint Corp., 7.125%, 6/15/24	2,700,000	2,632
(k)	Sprint Corp., 7.875%, 9/15/23	5,100,000	5,202
	T-Mobile USA, Inc., 6.00%, 3/1/23	400,000	410
	T-Mobile USA, Inc., 6.25%, 4/1/21	2,700,000	2,808
	T-Mobile USA, Inc., 6.542%, 4/28/20	600,000	632
	Verizon Communications, Inc., 4.672%, 3/15/55 144A	1,850,000	1,812
	Verizon Communications, Inc., 5.15%, 9/15/23	2,300,000	2,637
	Verizon Communications, Inc., 6.55%, 9/15/43	191,000	249
	Vimpel Communications Via VIP Finance Ireland, Ltd., 7.748%, 2/2/21 144A	1,200,000	1,180
	Vimpel Communications Via VIP Finance Ireland, Ltd., 9.125%, 4/30/18	900,000	944
	VimpelCom Holdings BV, 7.504%, 3/1/22	3,700,000	3,510
	Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	1,000,000	1,038

	Total		28,873

	Transportation (1.1%)
	American Airlines Pass Through Trust, 3.70%, 10/1/26	600,000	621

	Corporate Bonds (46.2%)	Shares/ Par	Value $ (000’s)

	Transportation continued
	American Airlines Pass Through Trust, 5.25%, 1/31/21	144,558	157
	Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	538
	Asciano Finance, Ltd., 5.00%, 4/7/18 144A	800,000	860
	Brunswick Rail Finance, Ltd., 6.50%, 11/1/17	2,700,000	1,161
	Continental Airlines Pass Through Trust, 4.75%, 1/12/21	79,929	86
	Continental Airlines Pass Through Trust, 7.25%, 11/10/19	232,395	269
	DP World Sukuk, Ltd., 6.25%, 7/2/17	200,000	216
	DP World, Ltd., 6.85%, 7/2/37	500,000	564
	United Airlines Pass Through Trust, 4.30%, 8/15/25	97,690	104
	US Airways Pass-Through Trust, 5.90%, 10/1/24	1,341,471	1,533
	The Virgin Australia Trust, 5.00%, 10/23/23 144A	85,905	90

	Total		6,199

	Total Corporate Bonds
	(Cost: $262,185)		265,084

	Foreign Bonds (18.5%)	Par	Value $ (000’s)

	Aerospace & Defense (0.6%)
(f)	Finmeccanica SPA, 8.00%, 12/16/19 GBP	1,900,000	3,363

	Total		3,363

	Autos & Vehicle Parts (0.9%)
(f)	Fiat Chrysler Finance Europe, 7.00%, 3/23/17 EUR	2,900,000	3,426
(c),(f)	Schaeffler Holding Finance BV, 5.75%, 11/15/21 EUR	1,100,000	1,276
(c),(f)	Schaeffler Holding Finance BV, 6.875%, 8/15/18 EUR	200,000	225

	Total		4,927

	Banking (6.5%)
(f)	Alpha Credit Group PLC, 3.375%, 6/17/17 EUR	2,400,000	1,836

	Foreign Bonds (18.5%)	Shares/ Par	Value $ (000’s)

	Banking continued
(f)	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A EUR	300,000	330
(f)	Banco Popolare SC, 2.375%, 1/22/18 EUR	900,000	989
(b),(f)	Banco Popolare SC, 3.50%, 3/14/19 EUR	3,800,000	4,327
(f)	Banco Popular Espanol SA, 11.50%, 10/29/49 EUR	1,500,000	1,877
(f)	Bank of Scotland PLC, 6.375%, 8/16/19 GBP	100,000	171
(f)	Bankia SA, 4.00%, 5/22/24 EUR	2,000,000	2,185
(b),(f)	Barclays Bank PLC, 10.00%, 5/21/21 GBP	2,050,000	4,132
(f)	Barclays Bank PLC, 14.00%, 11/29/49 GBP	800,000	1,597
(f),(k)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 6.875%, 3/19/20 EUR	3,000,000	3,938
(f)	Credit Suisse AG, 5.75%, 9/18/25 EUR	300,000	373
(f)	ERB Hellas PLC, 4.25%, 6/26/18 EUR	800,000	550
(f)	HBOS PLC, 5.374%, 6/30/21 EUR	600,000	742
(f)	LBG Capital No.1 PLC, 7.869%, 8/25/20 GBP	800,000	1,199
(f)	LBG Capital No.2 PLC, 15.00%, 12/21/19 EUR	700,000	1,125
(f)	LBG Capital No.2 PLC, 15.00%, 12/21/19 GBP	400,000	837
(f)	Lloyds Bank PLC, 7.625%, 4/22/25 GBP	1,200,000	2,361
(f)	Nationwide Building Society, 10.25%, 6/29/49 GBP	1,200,000	2,262
(f)	Novo Banco SA, 5.00%, 4/4/19 EUR	100,000	111
(f)	Novo Banco SA, 5.00%, 4/23/19 EUR	1,800,000	1,986
(f)	Novo Banco SA, 5.00%, 5/14/19 EUR	1,269,000	1,396
(f)	Novo Banco SA, 5.00%, 5/21/19 EUR	300,000	330
(f)	Novo Banco SA, 5.00%, 5/23/19 EUR	800,000	880
(f)	Novo Banco SA, 5.875%, 11/9/15 EUR	200,000	216
(f)	Novo Banco SA, 7.00%, 3/4/16 EUR	500,000	547
(f)	Piraeus Group Finance PLC, 5.00%, 3/27/17 EUR	1,200,000	918

	Total		37,215

Multi-Sector Bond Portfolio

	Foreign Bonds (18.5%)	Shares/ Par	Value $ (000’s)

	Basic Materials (0.3%)
(f)	KP Germany Erste GmbH, 11.625%, 7/15/17 EUR	200,000	232
(f)	OI European Group BV, 6.75%, 9/15/20 EUR	200,000	260
(f)	Onex Wizard Acquisition Co., 7.75%, 2/15/23 144A EUR	400,000	455
(f)	Smurfit Kappa Acquisitions, 4.125%, 1/30/20 144A EUR	300,000	356
(c),(f)	Xella Holdco Finance SA, 9.125%, 9/15/18 EUR	400,000	447

	Total		1,750

	Builders & Building Materials (0.7%)
(f)	Cemex SAB de CV, 4.375%, 3/5/23 144A EUR	1,400,000	1,507
(f)	HeidelbergCement Finance Luxembourg SA, 8.50%, 10/31/19 EUR	1,400,000	1,975
(f)	HeidelbergCement Finance Luxembourg SA, 9.50%, 12/15/18 EUR	300,000	419

	Total		3,901

	Capital Goods (0.4%)
(f)	Obrascon Huarte Lain SA, 7.625%, 3/15/20 EUR	600,000	678
(f)	Obrascon Huarte Lain SA, 8.75%, 3/15/18 EUR	1,200,000	1,350

	Total		2,028

	Chemicals (0.2%)
(f)	Ineos Group Holdings SA, 6.50%, 8/15/18 EUR	1,200,000	1,325

	Total		1,325

	Consumer Products & Retailing (1.9%)
(e),(f)	Co-operative Group Holdings, Ltd., 6.875%, 7/8/20 GBP	2,400,000	3,823
(f)	Indesit Co. SPA, 4.50%, 4/26/18 EUR	1,800,000	2,145
(f)	Marks & Spencer PLC, 6.125%, 12/6/21 GBP	300,000	531
(f)	Safeway, Ltd., 6.125%, 12/17/18 GBP	300,000	499
(f)	Spirit Issuer PLC, 6.582%, 12/28/27 GBP	900,000	1,385
(f)	Stretford 79 PLC, 6.25%, 7/15/21 GBP	400,000	498

	Foreign Bonds (18.5%)	Shares/ Par	Value $ (000’s)

	Consumer Products & Retailing continued
(f)	TeamSystem Holding SPA, 7.375%, 5/15/20 EUR	2,000,000	2,273

	Total		11,154

	Electric Utilities (0.3%)
(f)	SSE PLC, 5.625%, 9/29/49 EUR	1,500,000	1,754

	Total		1,754

	Finance (0.0%)
(f)	Stonegate Pub Co. Financing PLC, 5.31%, 4/15/19 144A GBP	100,000	148

	Total		148

	Industrials (0.1%)
(f)	VWR Funding, Inc., 4.625%, 4/15/22 144A EUR	700,000	741

	Total		741

	Insurance (0.8%)
(f)	CNP Assurances, 6.875%, 9/30/41 EUR	200,000	270
(f)	CNP Assurances, 7.375%, 9/30/41 GBP	1,000,000	1,734
(f)	La Mondiale SAM, 5.05%, 12/29/49 EUR	2,300,000	2,762

	Total		4,766

	Media (1.3%)
(f)	LGE HoldCo VI BV, 7.125%, 5/15/24 EUR	1,600,000	1,951
(f)	Numericable Group SA, 5.375%, 5/15/22 EUR	100,000	112
(f)	Numericable Group SA, 5.625%, 5/15/24 EUR	100,000	113
(f)	Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24 EUR	1,100,000	1,325
(e),(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23 144A EUR	270,000	315
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23 EUR	180,000	210
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, 1/15/23 EUR	90,000	105
(f)	Unitymedia KabelBW GmbH, 9.50%, 3/15/21 EUR	100,000	122

	Foreign Bonds (18.5%)	Shares/ Par	Value $ (000’s)

	Media continued
(f)	UPCB Finance II, Ltd., 6.375%, 7/1/20 EUR	99,000	111
(f)	Virgin Media Investment Holdings, Ltd., 5.125%, 1/15/25 144A GBP	700,000	1,079
(f)	Virgin Media Secured Finance PLC, 5.50%, 1/15/21 GBP	1,300,000	2,092

	Total		7,535

	Municipal Bonds (1.1%)
(f)	The Autonomous Community of Catalonia, 4.95%, 2/11/20 EUR	1,500,000	1,844
(f)	Heta Asset Resolution AG, 2.75%, 5/31/16 CHF	465,000	277
(f)	Heta Asset Resolution AG, 4.25%, 10/31/16 EUR	1,600,000	989
(f)	Heta Asset Resolution AG, 4.375%, 1/24/17 EUR	4,850,000	3,022

	Total		6,132

	Oil & Gas (0.3%)
(f)	BG Energy Capital PLC, 6.50%, 11/30/72 EUR	600,000	713
(f)	BG Energy Capital PLC, 6.50%, 11/30/72 GBP	800,000	1,270

	Total		1,983

	Structured Products (0.8%)
(f)	EMF-NL BV, 0.86%, 4/17/41 EUR	264,528	267
(f)	Eurosail-NL BV, 1.56%, 10/17/40 EUR	182,701	198
(f)	Mitchells & Butlers Finance PLC, 1.014%, 12/15/30 GBP	82,673	114
(f)	Tesco Property Finance 2 PLC, 6.052%, 10/13/39 GBP	1,201,885	1,927
(f)	Tesco Property Finance 6 PLC, 5.411%, 7/13/44 GBP	499,622	729
(f)	The Unique Pub Finance Co. PLC, 6.542%, 3/30/21 GBP	1,003,680	1,551

	Total		4,786

	Telecommunications (2.1%)
(f)	Altice SA, 7.25%, 5/15/22 EUR	200,000	224
(f)	Koninklijke KPN NV, 6.125%, 3/29/49 EUR	1,500,000	1,772

Multi-Sector Bond Portfolio

	Foreign Bonds (18.5%)	Shares/ Par	Value $ (000’s)

	Telecommunications continued
(f)	Orange SA, 5.00%, 10/29/49 EUR	2,300,000	2,817
(f)	Telecom Italia SpA, 5.375%, 1/29/19 EUR	2,000,000	2,438
(f)	Telecom Italia SpA, 6.375%, 6/24/19 GBP	700,000	1,159
(f)	Telefonica Europe BV, 6.50%, 9/29/49 EUR	200,000	242
(f)	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A EUR	100,000	114
(f)	Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 144A EUR	100,000	117
(f)	Wind Acquisition Finance SA, 4.00%, 7/15/20 EUR	1,000,000	1,083
(f)	Wind Acquisition Finance SA, 7.00%, 4/23/21 EUR	1,900,000	2,176

	Total		12,142

	Transportation (0.2%)
(f)	Europcar Groupe SA, 11.50%, 5/15/17 EUR	700,000	847

	Total		847

	Total Foreign Bonds
	(Cost: $125,135)		106,497

	Governments (18.1%)

	Foreign Agencies (11.5%)
	AK Transneft OAO Via TransCapitalInvest, Ltd., 8.70%, 8/7/18	1,000,000	1,053
(k)	Banco do Brasil SA, 3.875%, 10/10/22	4,300,000	3,972
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	212
(f)	Banco do Brasil SA, 3.75%, 7/25/18 144A EUR	1,400,000	1,513
	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 9/26/16 144A	700,000	703
	Banco Nacional de Desenvolvimento Economico e Social, 4.00%, 4/14/19 144A	2,100,000	2,079
	Banco Nacional de Desenvolvimento Economico e Social, 6.50%, 6/10/19	2,000,000	2,140
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	600,000	562
	Dolphin Energy, Ltd., 5.50%, 12/15/21 144A	1,500,000	1,725

	Governments (18.1%)	Shares/ Par	Value $ (000’s)

	Foreign Agencies continued
	DP World, Ltd., 6.85%, 7/2/37 144A	200,000	226
	Ecopetrol SA, 7.375%, 9/18/43	1,400,000	1,524
	Ecopetrol SA, 7.625%, 7/23/19	720,000	845
	Eksportfinans ASA, 2.00%, 9/15/15	1,500,000	1,502
	Eksportfinans ASA, 2.375%, 5/25/16	1,900,000	1,907
	Eksportfinans ASA, 5.50%, 5/25/16	200,000	208
	Eksportfinans ASA, 5.50%, 6/26/17	100,000	106
	Electricite de France SA, 5.25%, 1/29/49	2,200,000	2,296
	Electricite de France SA, 5.625%, 12/29/49 144A	500,000	532
(f)	Electricite de France SA, 5.00%, 1/22/49 EUR	100,000	123
(f)	EnBW Energie Baden-Wuerttemberg AG, 7.375%, 4/2/72 EUR	764,000	906
	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	3,000,000	2,588
	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	1,200,000	1,159
	Gazprom OAO Via Gaz Capital SA, 8.625%, 4/28/34	1,200,000	1,283
	Gazprom Via Gaz Capital SA, 3.85%, 2/6/20	1,400,000	1,241
	Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	224
	Majapahit Holding BV, 7.25%, 6/28/17	100,000	110
	Majapahit Holding BV, 7.75%, 1/20/20 144A	900,000	1,061
	Majapahit Holding BV, 8.00%, 8/7/19 144A	700,000	825
	Nakilat, Inc., 6.267%, 12/31/33 144A	631,232	731
	Ooredoo International Finance, Ltd., 4.75%, 2/16/21 144A	1,300,000	1,431
	Pertamina Persero PT, 4.30%, 5/20/23 144A	600,000	602
	Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	94,137	90
	Perusahaan Listrik Negara PT, 5.50%, 11/22/21 144A	600,000	655

	Governments (18.1%)	Shares/ Par	Value $ (000’s)

	Foreign Agencies continued
	Petrobras Global Finance BV, 3.00%, 1/15/19	200,000	173
	Petrobras Global Finance BV, 6.25%, 3/17/24	1,400,000	1,320
(b)	Petrobras International Finance Co. SA, 5.375%, 1/27/21	5,100,000	4,626
	Petrobras International Finance Co. SA, 5.75%, 1/20/20	300,000	278
	Petroleos de Venezuela SA, 5.375%, 4/12/27	3,600,000	1,107
	Petroleos de Venezuela SA, 5.50%, 4/12/37	5,200,000	1,599
(b)	Petroleos Mexicanos, 4.875%, 1/24/22	12,500,000	13,266
	Petroleos Mexicanos, 5.625%, 1/23/46 144A	300,000	305
	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17 144A	2,000,000	1,894
	Russian Railways via RZD Capital, Ltd., 5.739%, 4/3/17	900,000	900
	SB Capital SA, 4.95%, 2/7/17	2,800,000	2,740
(f)	Sberbank Capital SA, 3.352%, 11/15/19 EUR	1,000,000	957
	Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19	400,000	370
	Sberbank of Russia Via SB Capital SA, 5.717%, 6/16/21	200,000	181

	Total		65,850

	Foreign Governments (1.6%)
(f)	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/25 BRL	3,600,000	979
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/17 BRL	3,344,000	1,021
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/21 BRL	650,000	185
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/23 BRL	47,000	13
(e),(f)	Hellenic Republic Government Bond, 3.00%, 2/24/32 EUR	200,000	104
(f),(k)	Republic of Italy, 3.75%, 9/1/24 EUR	4,900,000	6,444
(f)	Republic of South Africa, 3.75%, 7/24/26 EUR	200,000	234

	Total		8,980

Multi-Sector Bond Portfolio

	Governments (18.1%)	Shares/ $ Par	Value $ (000’s)

	US Government (1.4%)
(b)	US Treasury, 0.125%, 4/30/15	8,000,000	7,999

	Total		7,999

	Yankee Sovereign (3.6%)
	Indonesia Government International Bond, 5.125%, 1/15/45	2,150,000	2,258
(b)	Indonesia Government International Bond, 6.875%, 1/17/18	5,300,000	5,976
(b)	Mexico Government International Bond, 4.60%, 1/23/46	5,800,000	5,930
	Mexico Government International Bond, 4.75%, 3/8/44	2,600,000	2,730
	Republic of Columbia, 5.00%, 6/15/45	2,300,000	2,363
	Venezuela Government International Bond, 7.65%, 4/21/25	800,000	270
	Venezuela Government International Bond, 7.75%, 10/13/19	1,100,000	396
	Venezuela Government International Bond, 8.25%, 10/13/24	200,000	69
	Venezuela Government International Bond, 9.25%, 5/7/28	1,100,000	393
	Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	514

	Total		20,899

	Total Governments
	(Cost: $111,381)		103,728

	Municipal Bonds (2.4%)

	Municipal Bonds (2.4%)
	Alameda County Joint Powers Authority, Series 2010-A, 7.046%, 12/1/44 RB	100,000	143
	American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	150
	Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	281
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	85

Municipal Bonds (2.4%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	900,000	738
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	266
California State, Series 2010, 7.30%, 10/1/39 GO	200,000	299
California State, Series 2010, 7.70%, 11/1/30 GO	200,000	252
California State, Series 2010, 7.95%, 3/1/36 GO	1,100,000	1,355
City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	294
Golden State Tobacco Securitization Corp., Series 2007-A2, 5.30%, 6/1/37 RB	100,000	82
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	84
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	416
Irvine Ranch California Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	138
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.488%, 8/1/33 RB	100,000	136
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	291
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	137
Municipal Electric Authority of Georgia, 6.655%, 4/1/57 RB	200,000	263

Municipal Bonds (2.4%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
New York City Municipal Water Finance Authority, Series 2011-CC, 5.882%, 6/15/44 RB	100,000	135
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	378
New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	673
New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	124
Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	289
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	200,000	239
Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,406
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	115
San Diego Redevelopment Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	113
Tobacco Securitization Authority of Southern California, Series 2006-A, 5.00%, 6/1/37 RB	100,000	85
Tobacco Settlement Finance Authority of West Virginia, Series 2007-A, 7.467%, 6/1/47 RB	1,180,000	1,029
Tobacco Settlement Financing Corp., Series 2007A, 6.706%, 6/1/46 RB	3,340,000	2,546

Multi-Sector Bond Portfolio

Municipal Bonds (2.4%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB, GO OF AUTH	800,000	999
University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	138

Total		13,679

Total Municipal Bonds
(Cost: $11,361)		13,679

Structured Products (5.8%)

Structured Products (5.8%)
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 0.824%, 7/25/35	100,000	84
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2, 0.969%, 1/25/35	84,940	81
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 1.074%, 12/25/34	94,900	86
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 1.174%, 3/25/35	300,000	276
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	296,579	317
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.878%, 9/25/45	8,780	8
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.044%, 7/25/34	48,376	43
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC20-HE5, Class M4, 1.074%, 6/25/35	200,000	170
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 1.417%, 8/15/33	49,615	47

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4, 5.575%, 6/10/49	100,000	107
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.754%, 2/10/51	75,403	82
Banc of America Funding Trust, Series 2007-D, Class 1A4, 0.406%, 6/20/47	189,211	180
Banc of America Funding Trust, Series 2007-6, Class A1, 0.464%, 7/25/37	146,151	127
Banc of America Funding Trust, Series 2005-H, Class 5A1, 2.62%, 11/20/35	268,315	237
Barclays Capital LLC, Series 2009-RR14, Class 2A2, 4.896%, 7/26/36 144A	86,001	68
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 2.629%, 7/25/34	25,355	25
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 4.27%, 11/25/36	375,373	286
Bear Stearns Asset Backed Securities I Trust, Series 07-AQ1, Class A1, 0.281%, 11/25/36	22,899	22
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2, 0.374%, 12/25/36	81,717	76
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2, 0.374%, 4/25/37	487,349	461
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1, 0.601%, 11/25/35	100,000	97
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1, 1.424%, 8/25/37	362,851	331

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.664%, 7/25/35	75,125	74
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A2, 5.656%, 6/11/40	28,448	29
CD Commercial Mortgage Trust, Series 2006-CD2, Class A1B, 5.299%, 1/15/46	1,105,376	1,130
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	12,877	13
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C, 0.384%, 12/25/36	100,000	73
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA, 2.715%, 9/25/37	37,198	33
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A, 2.932%, 9/25/37	178,812	148
Citigroup Mortgage Loan Trust, Inc., Series 05-HE3, Class M2, 0.654%, 9/25/35	300,000	282
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 0.314%, 4/25/47	78,719	66
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 0.334%, 12/25/46	42,329	43
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 0.366%, 9/20/46	51,557	42
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.371%, 12/20/46	75,344	56
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.386%, 7/20/46	23,560	17

Multi-Sector Bond Portfolio

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.503%, 11/20/35	16,490	13
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 1.608%, 1/25/36	41,007	38
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 3.253%, 7/25/46	24,396	21
Countrywide Alternative Loan Trust, Series 2003-19CB, Class 2A1, 4.50%, 9/25/18	6,387	7
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 5.434%, 5/25/36	35,896	31
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	565,463	502
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.75%, 1/25/35	52,230	53
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.00%, 5/25/37	462,505	382
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.50%, 8/25/32	37,444	39
Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A2, 0.274%, 8/25/37	65,460	65
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 0.314%, 7/25/37	100,000	80
Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.324%, 4/25/46	301,369	281
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 0.344%, 5/25/37	540,059	479

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A2, 0.354%, 8/25/36	599,975	587
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A, 0.431%, 5/25/36	9,077	9
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.464%, 7/25/36	100,000	88
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 0.464%, 8/25/36	200,000	169
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 0.524%, 3/25/36	123,342	109
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 0.524%, 4/25/36	143,033	141
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.74%, 10/25/35	86,115	86
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 5.099%, 7/25/36	100,000	79
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.088%, 4/25/46	62,102	35
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 2.47%, 12/20/35	21,603	18
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 4.782%, 10/25/35	44,934	39
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	343,931	316
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-16, Class 2A1, 6.50%, 11/25/36	49,673	46

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.903%, 9/15/39	139,111	149
Dryden Senior Loan Fund, Series 2011-22A, , 1.417%, 1/15/22 144A	500,000	499
Federal National Mortgage Association, Series 2003-W6, Class F, 0.524%, 9/25/42	40,629	41
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.314%, 9/25/36	178,540	168
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4, 0.324%, 7/25/36	44,754	42
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	19,313	19
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	710,829	610
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A4, 5.543%, 12/10/49	100,000	106
GSAA Home Equity Trust, Series 2006-4, Class 4A2, 0.404%, 3/25/36	31,087	28
GSAMP Trust, Series 2007-NC1, Class A2A, 0.224%, 12/25/46	22,055	13
GSAMP Trust, Series 2007-FM2, Class A2B, 0.264%, 1/25/37	265,791	161
GSAMP Trust, Series 04-WF, Class M2, 1.824%, 10/25/34	133,458	117
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.627%, 3/25/47	32,127	28
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.63%, 1/25/36	7,139	7
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.67%, 9/25/35	28,022	28
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	290,606	237

Multi-Sector Bond Portfolio

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.418%, 6/19/35	56,532	49
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.488%, 11/19/35	24,613	21
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 0.514%, 4/25/37	500,000	310
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.424%, 3/25/35	20,473	18
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 0.564%, 11/25/35	300,000	214
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.414%, 7/25/35	4,717	4
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.474%, 7/25/35	25,349	22
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.528%, 10/25/34	54,798	52
ING Investment Management CLO, Ltd., Series 2006-3A, Class A1, 0.504%, 12/13/20 144A	566,184	561
IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 0.954%, 6/25/35	50,110	49
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.439%, 10/25/35	28,841	26
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 2.504%, 7/25/35	43,321	43
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.158%, 6/25/37	184,598	169
JP Morgan Resecuritization Trust, Series 2009-10, Class 4A1, 0.671%, 3/26/37 144A	201,833	196

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Lehman XS Trust, Series 2005-4, Class 1A3, 0.971%, 10/25/35	45,728	42
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.344%, 2/25/37	31,813	29
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3, 0.554%, 8/25/35	100,000	92
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 0.624%, 2/25/47	1,360,704	991
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A, 2.476%, 2/25/36	16,624	16
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 5.341%, 5/25/36	52,137	49
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 5.389%, 12/25/35	525,917	483
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C, 0.314%, 10/25/36	90,504	56
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C, 0.424%, 3/25/37	88,475	50
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7, Class A2C, 0.494%, 11/25/35	47,766	47
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5, 1.164%, 6/25/35	300,000	268
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31, 5.439%, 2/12/44	17,106	17
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 1.074%, 7/25/32	20,333	19
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.524%, 2/25/33	63,745	61

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 0.444%, 9/25/35	7,746	8
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 2.451%, 7/25/35	675,311	582
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 2.876%, 8/25/35	37,905	37
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M1, 0.674%, 7/25/35	100,000	99
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 0.966%, 8/25/35	400,000	371
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 0.314%, 1/25/37	51,278	42
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 0.364%, 8/25/36	23,333	17
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 0.364%, 9/25/36	50,802	40
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.049%, 3/25/35	446,786	386
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00%, 10/25/34	483,670	507
Residential Asset Mortgage Products, Series 2006-NC2, Class A2, 0.364%, 2/25/36	29,298	29
Residential Asset Mortgage Products, Series 2007-RP4, Class A, 0.524%, 11/25/46 144A	397,380	343
Residential Asset Mortgage Products, Series 2005-EFC4, Class M3, 0.654%, 9/25/35	300,000	258

Multi-Sector Bond Portfolio

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Residential Asset Securities Corp., Series 2007-KS1, Class A3, 0.324%, 1/25/37	443,670	406
Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 0.514%, 4/25/37	1,600,000	1,125
Residential Asset Securities Corp., Series 06-EMX1, Class M1, 0.584%, 1/25/36	200,000	174
Rio Oil Finance Trust, 6.25%, 7/6/24 144A	1,200,000	1,095
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 1.134%, 1/25/36	176,148	146
SLM Private Education Loan Trust, Series 2012-D, Class A1, 1.224%, 6/15/23 144A	31,797	32
SLM Private Education Loan Trust, Series 2011-B, Class A3, 2.425%, 6/16/42 144A	100,000	106
SLM Private Education Loan Trust, Series 2010-A, Class 1A, 3.20%, 5/16/44 144A	50,239	52
SLM Private Education Loan Trust, Series 2012-B, Class A2, 3.48%, 10/15/30 144A	400,000	416
Soundview Home Loan Trust, Series 06-3, Class A3, 0.334%, 11/25/36	603,161	510
Soundview Home Loan Trust, Series 06-OPT2, Class A4, 0.454%, 5/25/36	200,000	158
Soundview Home Loan Trust, Series 06-2, Class M2, 0.524%, 3/25/36	400,000	325
Soundview Home Loan Trust, Series 2005-3, Class M3, 0.999%, 6/25/35	300,000	268
Specialty Underwriting & Residential Finance Trust, Series 05-BC2, Class M3, 1.149%, 12/25/35	600,000	531

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Structured Adjustable Rate Mortgage Loan Trust, Series 05-19XS, Class 1A1, 0.494%, 10/25/35	150,783	129
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 0.324%, 9/25/36	57,593	45
Structured Asset Investment Loan Trust, Series 05-7, Class M2, 0.684%, 8/25/35	500,000	376
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 0.864%, 6/25/35	100,000	96
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 0.354%, 7/25/46	507,597	408
Structured Asset Mortgage Investments II Trust, Series 05-AR8, Class A2, 1.594%, 2/25/36	1,049,531	914
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2A2, 0.314%, 5/25/47	300,000	288
Structured Asset Securities Corp. Mortgage Loan Trust, Series 06-BC4, Class A4, 0.344%, 12/25/36	794,351	684
Structured Asset Securities Corp. Mortgage Loan Trust, Series 07-WF1, Class A6, 0.384%, 2/25/37	222,259	196
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 0.544%, 4/25/36 144A	100,000	85
Structured Asset Securities Corp. Trust, Series 2005-1, Class 1A1, 0.524%, 2/25/35	89,410	83
Structured Asset Securitization Corp. Mortgage Pass Through Certificates, Series 2004-3, Class 4A1, 5.66%, 3/25/34	14,661	15

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 0.824%, 12/25/35	47,883	37
Truman Capital Mortgage Loan Trust, Series 2006-1, ClassA, 0.434%, 3/25/36 144A	2,961,905	2,738
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A1A, 5.557%, 3/15/45	991,998	1,023
WaMu Mortgage Pass Through Certificates, Series 06-AR8, Class 2A1, 2.234%, 8/25/36	30,319	26
WaMu Mortgage Pass Through Certificates, Series 2006-AR2, Class 1A1, 2.325%, 3/25/36	593,434	549
WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.393%, 2/25/33	3,571	4
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 3A1, 4.396%, 2/25/37	10,928	10
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 3A3, 6.049%, 10/25/36	60,020	50
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2, 0.828%, 4/25/47	688,334	546
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 2.596%, 7/25/37	158,148	133
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.61%, 7/25/36	468,709	442
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 2.61%, 11/25/37	179,091	157
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 2.616%, 3/25/35	60,205	60

Multi-Sector Bond Portfolio

	Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.691%, 4/25/36	245,161	230

	Total Structured Products
	(Cost: $33,436)		32,524

	Bank Loan Obligations (3.8%)	Par

	Bank Loan Obligations (3.8%)
	Albertson’s Holdings LLC, 5.00%, 8/8/19	1,200,000	1,208
(f)	Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18 EUR	1,950,000	2,076
	Avago Technologies Cayman, Ltd., 3.75%, 5/6/21	694,285	695
	Burger King, 4.50%, 12/12/21	298,102	301
	Charter Communications Operating LLC, 3.00%, 7/1/20	2,173,228	2,164
	Crown Castle Operating Co., 3.00%, 1/31/21	1,372,225	1,368
	CSC Holdings LLC, 2.50%, 4/17/20	1,300,000	1,293
	Dell, Inc., 4.50%, 4/29/20	3,974,747	3,996
	Grifols Worldwide Operations USA, Inc., 3.00%, 3/27/21	694,750	694
	H.J. Heinz Co., 3.50%, 6/5/20	2,636,882	2,636
	Hilton Worldwide Finance LLC, 3.50%, 10/25/20	1,683,079	1,685
	Intelsat Jackson Holdings SA, 3.75%, 6/30/19	100,000	99
	Las Vegas Sands LLC, 3.25%, 12/19/20	499,748	499
	MGM Resorts International, 3.50%, 12/20/19	498,724	497
	NRG Energy, Inc., 2.75%, 7/1/18	698,728	695
	Rise, Ltd., Series 2014-1, Class A, 4.75%, 2/15/39	747,781	758
	Valeant Pharmaceuticals International, Inc., 4.00%, 3/13/22	600,000	602
(f)	Ziggo BV, 3.50%, 1/15/22 EUR	1,000,000	1,077

	Total Bank Loan Obligations
	(Cost: $22,369)		22,343

	Short-Term Investments (7.9%)	Shares/ $ Par	Value $ (000’s)

	Federal Government & Agencies (7.9%)
(b)	US Treasury Bill, 0.00%, 4/30/15	15,000,000	15,000
(b)	US Treasury Bill, 0.01%, 6/11/15	4,100,000	4,100
(b)	US Treasury Bill, 0.01%, 6/25/15	5,200,000	5,200
(b)	US Treasury Bill, 0.03%, 4/2/15	197,000	197
(b)	US Treasury Bill, 0.03%, 5/28/15	8,500,000	8,499
(b)	US Treasury Bill, 0.07%, 6/4/15	12,600,000	12,600

	Total		45,596

	Total Short-Term Investments
	(Cost: $45,595)		45,596

	Total Investments (102.7%)
	(Cost: $611,462)(a)		589,451

	Other Assets, Less
	Liabilities (-2.7%)		(15,521)

	Net Assets (100.0%)		573,930

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the value of these securities (in thousands) was $116,383 representing 20.3% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

AUD — Australian Dollar

BRL — Brazilian Real

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

INR — Indian Rupee

JPY — Japanese Yen

MXN — Mexican New Peso

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $611,462 and the net unrealized depreciation of investments based on that cost was $22,011 which is comprised of $13,191 aggregate gross unrealized appreciation and $35,202 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Long) (Total Notional Value at March 31, 2015, $4,622)	27	6/15	$11
US Five Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2015, $12,110)	102	6/15	(152)
US Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2015, $24,814)	153	6/15	259
US Ten Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2015, $7,338)	58	6/15	139
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2015, $22,040)	131	6/15	214

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on March 31, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Bank of America, N.A.	AUD	316	4/15	$-	(m)	$-	$- (m)
Sell	Citibank, N.A.	AUD	463	4/15	7		-	7
Sell	JPMorgan Chase Bank, N.A.	BRL	7,054	7/15	447		-	447
Sell	UBS AG	CHF	337	5/15	6		-	6
Buy	Bank of America, N.A.	EUR	964	4/15	14		-	14
Buy	JPMorgan Chase Bank, N.A.	EUR	2,563	4/15	24		-	24
Buy	UBS AG	EUR	88,611	4/15	-		(2,076)	(2,076)
Sell	Bank of America, N.A.	EUR	4,678	4/15	175		-	175
Sell	Goldman Sachs International	EUR	86,066	4/15	5,038		-	5,038
Sell	JPMorgan Chase Bank, N.A.	EUR	1,394	4/15	20		-	20
Sell	Bank of America, N.A.	EUR	2,459	5/15	60		-	60
Sell	Goldman Sachs International	EUR	5,122	5/15	120		-	120
Sell	UBS AG	EUR	88,611	5/15	2,074		-	2,074
Buy	Royal Bank of Canada	GBP	23,667	4/15	-		(29)	(29)
Sell	Bank of America, N.A.	GBP	304	4/15	-		(2)	(2)
Sell	Goldman Sachs International	GBP	313	4/15	7		-	7
Sell	UBS AG	GBP	23,050	4/15	1,429		-	1,429

Multi-Sector Bond Portfolio

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Royal Bank of Canada	GBP	23,667	5/15	$31	$-	$31
Buy	JPMorgan Chase Bank, N.A.	INR	162,953	4/15	38	-	38
Buy	Goldman Sachs International	INR	158,118	6/15	-	(27)	(27)
Sell	JPMorgan Chase Bank, N.A.	INR	162,953	4/15	15	-	15
Sell	Goldman Sachs International	INR	158,118	6/15	21	-	21
Buy	Bank of America, N.A.	JPY	696,100	4/15	-	(19)	(19)
Sell	Bank of America, N.A.	JPY	696,100	4/15	24	-	24
Sell	Bank of America, N.A.	JPY	696,100	5/15	19	-	19

					$9,569	$(2,153)	$7,416

(j)	Swap agreements outstanding on March 31, 2015.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
6-Month Australian Bank Bill	Citibank, N.A.	3.50%	3/18	7,900	AUD	$2	$238	$240

						$2	$238	$240

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)		Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas SA	1.00%	6/21	2.301%	300	USD	$(19)	$(3)	$(22)
BP Capital Markets America, Inc., 4.20%, 6/15/18	JPMorgan Chase Bank, N.A.	1.00%	3/20	0.653%	1,900	EUR	27	9	36
Federal Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	1.00%	9/21	2.991%	1,200	USD	(36)	(99)	(135)
Federal Republic of Brazil, 12.25%, 3/6/30	Citibank, N.A.	1.00%	9/17	2.144%	2,000	USD	(23)	(32)	(55)
Federal Republic of Brazil, 12.25%, 3/6/30	Citibank, N.A.	1.00%	9/21	2.991%	300	USD	(9)	(25)	(34)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	1.00%	9/17	2.144%	80	USD	(1)	(2)	(3)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	1.00%	9/21	2.991%	400	USD	(12)	(33)	(45)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	1.00%	6/17	2.051%	200	USD	(1)	(3)	(4)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	1.00%	9/22	3.098%	1,200	USD	(61)	(97)	(158)
Federal Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	1.00%	3/17	1.933%	1,100	USD	(8)	(12)	(20)
Frontier Communications, 5.00%, 9/20/17	Goldman Sachs International	5.00%	9/17	1.194%	125	USD	(1)	13	12
Heidelbergcement Finance Luxembourg SA, 5.625%, 1/4/18	Citibank, N.A.	5.00%	9/21	1.040%	100	EUR	11	16	27
Hellenic Republic Government Bond, 2.00%, 2/24/23	Goldman Sachs International	1.00%	9/15	43.614%	1,400	EUR	(28)	(243)	(271)
Hellenic Republic Government Bond, 2.00%, 2/24/23	Goldman Sachs International	1.00%	9/15	67.390%	2,500	USD	(31)	(594)	(625)

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)		Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Hellenic Republic Government Bond, 2.00%, 2/24/23	Goldman Sachs International	1.00%	12/15	52.966%	1,500	EUR	$(45)	$(360)	$(405)
Italian Government International Bond, 6.875%, 9/27/23	Goldman Sachs International	1.00%	3/20	0.935%	5,600	USD	(60)	47	(13)
Marks & Spencer PLC, 6.125%, 12/2/19	BNP Paribas SA	1.00%	6/21	1.051%	3,100	EUR	(127)	121	(6)
Marks & Spencer PLC, 6.125%, 12/2/19	Citibank, N.A.	1.00%	6/21	1.051%	300	EUR	(12)	11	(1)
Republic of Indonesia, 6.875%, 3/9/17	Barclays Bank PLC	1.00%	12/19	1.369%	1,100	USD	(31)	13	(18)
Republic of Indonesia, 6.875%, 3/9/17	Citibank, N.A.	1.00%	12/19	1.369%	2,300	USD	(75)	38	(37)
Republic of Peru, 8.75%, 11/21/33	Barclays Bank PLC	1.00%	3/23	1.685%	1,100	USD	(24)	(29)	(53)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	5.00%	6/17	54.114%	200	USD	(10)	(104)	(114)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	5.00%	9/17	53.728%	120	USD	(9)	(61)	(70)
Russian Federation, 7.50%, 3/31/30	Barclays Bank PLC	1.00%	3/20	4.083%	2,100	USD	(332)	54	(278)
RWE AG, 5.75%, 2/14/33	Barclays Bank PLC	1.00%	3/22	0.858%	800	EUR	-	9	9
RWE AG, 5.75%, 2/14/33	JPMorgan Chase Bank, N.A.	1.00%	3/20	0.626%	800	EUR	10	(2)	8
RWE AG, 5.75%, 2/14/33	JPMorgan Chase Bank, N.A.	1.00%	3/22	0.858%	400	EUR	1	4	5
RWE AG, 5.75%, 2/14/33	Morgan Stanley Capital Services LLC	1.00%	3/22	0.858%	100	EUR	1	1	2
Safeway, Ltd., 6.125%, 12/17/18	Citibank, N.A.	1.00%	9/19	0.916%	300	EUR	(6)	8	2
Safeway, Ltd., 6.125%, 12/17/18	Goldman Sachs International	1.00%	9/19	0.916%	500	EUR	(12)	14	2
Safeway, Ltd., 6.125%, 12/17/18	Goldman Sachs International	1.00%	9/19	0.916%	600	EUR	(13)	16	3
Safeway, Ltd., 6.125%, 12/17/18	JPMorgan Chase Bank, N.A.	1.00%	12/19	0.989%	300	EUR	(6)	6	-
Sprint Communications, Inc., 8.375%, 8/15/17	Citibank, N.A.	5.00%	12/19	3.763%	300	USD	14	2	16
Teck Resources, Ltd., 3.15%, 1/15/17	BNP Paribas SA	1.00%	3/19	1.812%	800	USD	(18)	(6)	(24)
Telefonica Emisiones Sau, 4.375%, 2/2/16	Citibank, N.A.	1.00%	6/19	0.547%	4,000	EUR	54	29	83
Telefonica Emisiones Sau, 4.375%, 2/2/16	Goldman Sachs International	1.00%	6/21	0.854%	600	EUR	(30)	36	6
Tesco PLC, 6.00%, 12/14/29	Barclays Bank PLC	1.00%	9/19	1.308%	700	EUR	3	(13)	(10)
Tesco PLC, 6.00%, 12/14/29	Barclays Bank PLC	1.00%	12/19	1.393%	200	EUR	(4)	- (m)	(4)
Tesco PLC, 6.00%, 12/14/29	Citibank, N.A.	1.00%	12/19	1.393%	800	EUR	(13)	(3)	(16)
Tesco PLC, 6.00%, 12/14/29	Morgan Stanley Capital Services LLC	1.00%	9/19	1.308%	400	EUR	1	(7)	(6)
Valeant Pharmaceuticals, 6.875%, 12/1/18	Goldman Sachs International	5.00%	6/16	0.731%	200	USD	(1)	12	11
Volvo Treasury AB, 5.00%, 5/31/17	BNP Paribas SA	1.00%	9/19	0.636%	600	EUR	5	3	8
Volvo Treasury AB, 5.00%, 5/31/17	Citibank, N.A.	1.00%	9/19	0.636%	300	EUR	2	2	4
Volvo Treasury AB, 5.00%, 5/31/17	JPMorgan Chase Bank, N.A.	1.00%	9/19	0.636%	100	EUR	1	1	2

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)		Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)		Market Value (000’s)
Wendel SA, 4.875%, 5/26/16	Barclays Bank PLC	5.00%	6/21	1.133%	100	EUR	$25	$-	(m)	$25

							$(903)	$(1,263)		$(2,166)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
28 Day Mexico Interbank TIIE Banxico	5.84%	9/21	9,900	MXN	$10
6-Month Australian Bank Bill	4.00%	6/19	34,100	AUD	1,113
6-Month Euribor	2.00%	3/45	700	EUR	98
6-Month Euribor	0.75%	9/25	900	EUR	-	(m)

					$1,221

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	2.25%	6/20	8,500	USD	$(121)
3-Month USD-LIBOR	2.25%	12/19	8,300	USD	(77)
3-Month USD-LIBOR	1.50%	12/17	20,000	USD	(116)
3-Month USD-LIBOR	1.25%	6/17	40,000	USD	(73)
6-Month GBP-LIBOR	2.00%	9/25	3,400	GBP	19
6-Month JPY-LIBOR	1.00%	3/24	510,000	JPY	(23)
6-Month JPY-LIBOR	1.00%	9/23	1,120,000	JPY	(290)

					$(681)

(k)	Cash or securities with an aggregate value of $43,967 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2015.

(m)	Amount is less than one thousand.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$-	$21,585	$758
Government & Agency Bonds	-	103,728	-
Foreign Bonds	-	106,497	-
Municipal Bonds	-	13,679	-
Corporate Bonds	-	265,084	-
Structured Products	-	32,207	317
Short-Term Investments	-	45,596	-
Other Financial Instruments^
Futures	623	-	-
Forward Currency Contracts	-	9,569	-
Interest Rate Swaps	-	1,478	-
Credit Default Swaps	-	465	-
Total Assets	$623	$599,888	$1,075
Liabilities:
Other Financial Instruments^
Futures	$(152)	$-	$-
Forward Currency Contracts	-	(2,153)	-
Interest Rate Swaps	-	(700)	-
Credit Default Swaps	-	(1,728)	-
Total Liabilities	$(152)	$(4,581)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended March 31, 2015, there were transfers from Level 3 to Level 2 in the amount of $778 thousand. These transfers were the result of an increase in the quantitiy of observable inputs for securities that were previously priced by a third party utilizing a broker quote.

Balanced Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Investment Companies (97.5%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity (39.7%)
	iShares Russell 2000 ETF	125,030	15,548
	iShares Russell Midcap ETF	16,500	2,857
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	54,602,360	80,320
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	41,537,698	72,857
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	30,126,661	85,469
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	56,014,610	165,691
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	68,646,796	78,532
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	44,846,678	73,504
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	67,293,480	77,589
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	31,490,889	114,092
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	60,619,286	109,054
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	13,588,571	36,417
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	14,260,608	34,482

	Total		946,412

	Fixed Income (46.2%)
(q)	Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	175,438,215	130,175
(q)	Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	753,653,290	970,706

	Total		1,100,881

	Foreign Equity (11.6%)
	iShares MSCI EAFE ETF	5,000	321
	iShares MSCI Emerging Markets ETF	212,675	8,535
	iShares MSCI India ETF	370,000	11,836
	iShares MSCI Japan ETF	998,000	12,505
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	10,256,634	9,539

	Investment Companies (97.5%)	Shares/ $ Par	Value $ (000’s)

	Foreign Equity continued
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	36,737,411	69,213
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	164,552,753	156,983
	Vanguard FTSE Developed Markets ETF	171,615	6,835

	Total		275,767

	Total Investment Companies
	(Cost: $2,143,209)		2,323,060

	Short-Term Investments (2.2%)

	Federal Government & Agencies (2.2%)
	Federal Home Loan Banks, 0.06%, 4/8/15	2,675,000	2,675
	Federal Home Loan Banks, 0.06%, 4/13/15	4,700,000	4,700
	Federal Home Loan Banks, 0.06%, 4/15/15	2,000,000	2,000
	Federal Home Loan Banks, 0.06%, 4/29/15	4,000,000	4,000
	Federal Home Loan Banks, 0.07%, 5/8/15	4,000,000	4,000
	Federal Home Loan Banks, 0.07%, 5/15/15	9,000,000	8,999
	Federal Home Loan Banks, 0.07%, 5/18/15	7,000,000	6,999
	Federal Home Loan Banks, 0.07%, 5/20/15	5,000,000	4,999
	Federal Home Loan Banks, 0.09%, 5/26/15	8,500,000	8,499
	Federal Home Loan Banks, 0.10%, 6/5/15	4,500,000	4,499

	Total		51,370

	Total Short-Term Investments
	(Cost: $51,370)		51,370

	Total Investments (99.7%)
	(Cost: $2,194,579)(a)		2,374,430

	Other Assets, Less
	Liabilities (0.3%)		7,877

	Net Assets (100.0%)		2,382,307

Balanced Portfolio

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $2,194,579 and the net unrealized appreciation of investments based on that cost was $179,852 which is comprised of $181,646 aggregate gross unrealized appreciation and $1,794 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,323,060	$-	$-
Short-Term Investments	-	51,370	-
Total	$2,323,060	$51,370	$-

Asset Allocation Portfolio

Schedule of Investments

March 31, 2015 (unaudited)

	Investment Companies (97.9%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity (50.5%)
	iShares Russell 2000 ETF	24,165	3,005
	iShares Russell Midcap ETF	9,203	1,593
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	7,420,074	10,915
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	5,643,992	9,900
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4,092,270	11,610
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	7,611,778	22,516
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	10,492,644	12,004
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	6,853,802	11,233
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	9,144,637	10,544
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	4,251,313	15,402
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	8,139,655	14,643
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	2,428,753	6,509
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	2,583,520	6,247

	Total		136,121

	Fixed Income (30.8%)
(q)	Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	26,098,184	19,365
(q)	Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	49,383,725	63,606

	Total		82,971

	Foreign Equity (16.6%)
	iShares MSCI EAFE ETF	42,275	2,713
	iShares MSCI Emerging Markets ETF	50,875	2,042
	iShares MSCI India ETF	41,000	1,311
	iShares MSCI Japan ETF	130,000	1,629
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	1,692,795	1,574

	Investment Companies (97.9%)	Shares/ $ Par	Value $ (000’s)

	Foreign Equity continued
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	5,572,318	10,498
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	24,945,237	23,798
	Vanguard FTSE Developed Markets ETF	28,070	1,118

	Total		44,683

	Total Investment Companies
	(Cost: $239,210)		263,775

	Short-Term Investments (0.4%)

	Federal Government & Agencies (0.4%)
(b)	Federal Home Loan Banks, 0.07%, 5/20/15	1,000,000	1,000

	Total		1,000

	Total Short-Term Investments
	(Cost: $1,000)		1,000

	Total Investments (98.3%)
	(Cost: $240,210)(a)		264,775

	Other Assets, Less
	Liabilities (1.7%)		4,614

	Net Assets (100.0%)		269,389

Asset Allocation Portfolio

(a)	At March 31, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $240,210 and the net unrealized appreciation of investments based on that cost was $24,565 which is comprised of $24,845 aggregate gross unrealized appreciation and $280 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2015, $1,837)	18	6/15	$18

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$263,775	$-	$-
Short-Term Investments	-	1,000	-
Other Financial Instruments^
Futures	18	-	-
Total	$263,792	$1,000	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 7, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 7, 2015

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date: May 7, 2015